UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08961

TIAA-CREF LIFE FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Item 1. Schedule of Investments.

TIAA-CREF LIFE FUNDS - Growth Equity Fund

TIAA-CREF LIFE FUNDS

GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.2%
AUTOMOBILES & COMPONENTS - 2.8%
18,930	*	Ford Motor Co	$231,703
23,160		Johnson Controls, Inc	706,380

		TOTAL AUTOMOBILES & COMPONENTS	938,083

BANKS - 1.2%
15,811		Wells Fargo & Co	397,330

		TOTAL BANKS	397,330

CAPITAL GOODS - 11.9%
5,338		Boeing Co	355,191
3,680		Caterpillar, Inc	289,542
4,618		Cummins, Inc	418,298
16,804		Danaher Corp	682,411
16,787		Emerson Electric Co	884,003
3,876		Precision Castparts Corp	493,608
4,347		Rockwell Collins, Inc	253,213
5,927		Roper Industries, Inc	386,322
2,847		Schneider Electric S.A.	360,988

		TOTAL CAPITAL GOODS	4,123,576

CONSUMER DURABLES & APPAREL - 2.0%
3,425		Hasbro, Inc	152,447
7,743		Jarden Corp	241,040
4,057		Nike, Inc (Class B)	325,128

		TOTAL CONSUMER DURABLES & APPAREL	718,615

CONSUMER SERVICES - 2.9%
10,090	*	Orient-Express Hotels Ltd (Class A)	112,504
36,000	*,f	Sands China Ltd	64,958
7,033		Starwood Hotels & Resorts Worldwide, Inc	369,584
9,857		Yum! Brands, Inc	454,013

		TOTAL CONSUMER SERVICES	1,001,059

DIVERSIFIED FINANCIALS - 2.2%
2,249		Goldman Sachs Group, Inc	325,161
4,237		Morgan Stanley	104,569
11,058		NYSE Euronext	315,927

		TOTAL DIVERSIFIED FINANCIALS	745,657

ENERGY - 6.6%
4,923	*	Concho Resources, Inc	325,755
7,799		Crescent Point Energy Corp	287,356
8,122		National Oilwell Varco, Inc	361,185
7,219		Occidental Petroleum Corp	565,247
9,690		Petroleo Brasileiro S.A. (ADR)	351,456
5,765		Schlumberger Ltd	355,182

		TOTAL ENERGY	2,246,181

FOOD BEVERAGE & TOBACCO - 1.7%
4,061		Coca-Cola Co	237,650
6,033		InBev NV	354,886

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

293		Mead Johnson Nutrition Co	$16,675

		TOTAL FOOD BEVERAGE & TOBACCO	609,211

HEALTH CARE EQUIPMENT & SERVICES - 4.1%
4,121	*	Edwards Lifesciences Corp	276,313
14,800	*	Express Scripts, Inc	720,760
1,145	*	Intuitive Surgical, Inc	324,882
1,923	*	Thoratec Corp	71,113

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,393,068

HOUSEHOLD & PERSONAL PRODUCTS - 3.0%
22,235		Avon Products, Inc	713,966
4,006		Estee Lauder Cos (Class A)	253,299
2,269		Nu Skin Enterprises, Inc (Class A)	65,347

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,032,612

INSURANCE - 1.2%
7,681		Aflac, Inc	397,185

		TOTAL INSURANCE	397,185

MATERIALS - 0.8%
446		CF Industries Holdings, Inc	42,593
5,048		Monsanto Co	241,951

		TOTAL MATERIALS	284,544

MEDIA - 6.8%
8,433	*	Discovery Communications, Inc (Class A)	367,257
23,538		Omnicom Group, Inc	929,281
6,755		Viacom, Inc (Class B)	244,463
24,297		Walt Disney Co	804,474

		TOTAL MEDIA	2,345,475

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.4%
17,916	*	Celgene Corp	1,032,141
3,356	*	Human Genome Sciences, Inc	99,975
2,067	*	Illumina, Inc	101,696
4,726	*	Life Technologies Corp	220,657
11,997		Novartis AG. (ADR)	691,866
4,225		Novo Nordisk A.S. (ADR)	415,909
19,868		Pfizer, Inc	341,134
8,138	*	Watson Pharmaceuticals, Inc	344,319

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	3,247,697

RETAILING - 6.5%
4,071	*	Amazon.com, Inc	639,391
20,479	*	Dollar General Corp	599,011
24,808		Lowe’s Cos, Inc	552,970
7,610		Nordstrom, Inc	283,092
432	*	Priceline.com, Inc	150,483

		TOTAL RETAILING	2,224,947

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.3%
21,202		ARM Holdings plc	$130,627
9,837		Broadcom Corp (Class A)	348,132
1,180	*	First Solar, Inc	173,873
17,191	*	Marvell Technology Group Ltd	301,014
14,487	*	Nvidia Corp	169,208

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,122,854

SOFTWARE & SERVICES - 13.0%
5,151	*	Autodesk, Inc	164,677
5,794	*	Baidu, Inc (ADR)	594,580
2,640	*	Google, Inc (Class A)	1,388,086
20,328	*	Intuit, Inc	890,570
6		Kakaku.com, Inc	34,751
2,380		Mastercard, Inc (Class A)	533,120
9,728	*	Nuance Communications, Inc	152,146
12,913		Oracle Corp	346,714
7,192	*	Red Hat, Inc	294,872
297	*	Salesforce.com, Inc	33,205

		TOTAL SOFTWARE & SERVICES	4,432,721

TECHNOLOGY HARDWARE & EQUIPMENT - 19.5%
7,915	*	Agilent Technologies, Inc	264,124
7,383	*	Apple, Inc	2,094,925
72,081	*	Cisco Systems, Inc	1,578,574
1,825	*	Dolby Laboratories, Inc (Class A)	103,678
17,253	*	EMC Corp	350,408
16,968		Hewlett-Packard Co	713,844
22,761	*	Juniper Networks, Inc	690,796
3,406	*	NetApp, Inc	169,585
16,671		Qualcomm, Inc	752,196

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	6,718,130

TRANSPORTATION - 1.3%
6,862		United Parcel Service, Inc (Class B)	457,627

		TOTAL TRANSPORTATION	457,627

		TOTAL COMMON STOCKS (Cost $32,178,212)	34,436,572

		TOTAL INVESTMENTS - 100.2% (Cost $32,178,212)	34,436,572
		OTHER ASSETS & LIABILITIES, NET - (0.2)%	(61,826)

		NET ASSETS - 100.0%	$34,374,746

Abbreviation(s):

ADR American Depositary Receipt

*	Non-income producing.

f	Restricted security.

TIAA-CREF LIFE FUNDS - Growth & Income Fund

TIAA-CREF LIFE FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%
AUTOMOBILES & COMPONENTS - 0.8%
5,092	*	Autoliv, Inc	$332,660
4,080	*	BorgWarner, Inc	214,690

		TOTAL AUTOMOBILES & COMPONENTS	547,350

BANKS - 3.5%
1,642	*	CIT Group, Inc	67,026
41,530		Huntington Bancshares, Inc	235,475
2,509		PNC Financial Services Group, Inc	130,242
29,200		US Bancorp	631,304
50,187		Wells Fargo & Co	1,261,200

		TOTAL BANKS	2,325,247

CAPITAL GOODS - 9.6%
6,715		3M Co	582,258
7,957		Boeing Co	529,459
2,592		Eaton Corp	213,814
6,870		Emerson Electric Co	361,774
70,093		General Electric Co	1,139,011
8,347		Goodrich Corp	615,424
2,350		Harsco Corp	57,763
15,621		Honeywell International, Inc	686,387
14,454		KBR, Inc	356,147
7,442		Koninklijke Philips Electronics NV (ADR)	233,083
6,476	*	Owens Corning, Inc	165,980
1,925		Precision Castparts Corp	245,149
7,814		Raytheon Co	357,178
1,551		SPX Corp	98,147
11,740		Textron, Inc	241,374
4,545		United Technologies Corp	323,740

		TOTAL CAPITAL GOODS	6,206,688

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
6,612		Republic Services, Inc	201,600
6,027	*	Stericycle, Inc	418,756

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	620,356

CONSUMER DURABLES & APPAREL - 2.1%
6,779		Hasbro, Inc	301,733
10,668		Jarden Corp	332,095
19,298		Newell Rubbermaid, Inc	343,696
4,474		Stanley Works	274,167
2,277		Tupperware Corp	104,196

		TOTAL CONSUMER DURABLES & APPAREL	1,355,887

CONSUMER SERVICES - 1.9%
1,096	*	Chipotle Mexican Grill, Inc (Class A)	188,512
9,824		McDonald’s Corp	731,986
16,011	*	Orient-Express Hotels Ltd (Class A)	178,523
38,926	*	PartyGaming plc	168,465

		TOTAL CONSUMER SERVICES	1,267,486

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
DIVERSIFIED FINANCIALS - 6.4%
51,767		Bank of America Corp	$678,665
221,204	*	Citigroup, Inc	862,696
13,282		Discover Financial Services	221,544
3,284		Goldman Sachs Group, Inc	474,801
21,182		JPMorgan Chase & Co	806,399
7,145		Lazard Ltd (Class A)	250,647
7,146		Moody’s Corp	178,507
19,188		Morgan Stanley	473,560
7,384		State Street Corp	278,081

		TOTAL DIVERSIFIED FINANCIALS	4,224,900

ENERGY - 9.1%
6,965		Anadarko Petroleum Corp	397,353
6,089	*	Cameron International Corp	261,583
13,613		Chevron Corp	1,103,334
3,017		Enterprise Products Partners LP	119,684
32,186		Exxon Mobil Corp	1,988,773
18,404		Halliburton Co	608,621
8,228		Marathon Oil Corp	272,347
8,343	*	Newfield Exploration Co	479,222
5,054		Occidental Petroleum Corp	395,728
5,497		Petroleo Brasileiro S.A. (ADR)	199,376
7,804	*	Weatherford International Ltd	133,448

		TOTAL ENERGY	5,959,469

FOOD & STAPLES RETAILING - 2.2%
4,802		Costco Wholesale Corp	309,681
5,212	*	United Natural Foods, Inc	172,726
14,714		Wal-Mart Stores, Inc	787,493
4,458	*	Whole Foods Market, Inc	165,436

		TOTAL FOOD & STAPLES RETAILING	1,435,336

FOOD BEVERAGE & TOBACCO - 5.9%
20,450		Coca-Cola Co	1,196,733
8,621	*	Dean Foods Co	88,020
7,549		H.J. Heinz Co	357,597
2,751	*	Hain Celestial Group, Inc	65,969
7,438	*	Hansen Natural Corp	346,760
4,644		InBev NV	273,180
11,455		Kraft Foods, Inc (Class A)	353,501
3,888		Lorillard, Inc	312,245
15,166		Philip Morris International, Inc	849,600

		TOTAL FOOD BEVERAGE & TOBACCO	3,843,605

HEALTH CARE EQUIPMENT & SERVICES - 3.1%
2,045	*	Cerner Corp	171,760
13,526		Cigna Corp	483,960
2,448	*	Edwards Lifesciences Corp	164,138
10,869	*	Express Scripts, Inc	529,321
12,538	*	Hologic, Inc	200,733
867	*	Intuitive Surgical, Inc	246,003
7,291		UnitedHealth Group, Inc	255,987

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	2,051,902

HOUSEHOLD & PERSONAL PRODUCTS - 2.2%
7,868		Avon Products, Inc	252,641
19,399		Procter & Gamble Co	1,163,358

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,415,999

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
INSURANCE - 3.0%
10,833		ACE Ltd	$631,022
7,073		Aflac, Inc	365,745
6,138		Allstate Corp	193,654
11,749		Metlife, Inc	451,749
6,622		Prudential Financial, Inc	358,780

		TOTAL INSURANCE	2,000,950

MATERIALS - 3.2%
6,076		Barrick Gold Corp	281,258
3,669		Cytec Industries, Inc	206,858
14,698		Du Pont (E.I.) de Nemours & Co	655,824
20,595	*	Ferro Corp	265,470
3,826		Freeport-McMoRan Copper & Gold, Inc (Class B)	326,702
5,501		Monsanto Co	263,663
1,666		Walter Industries, Inc	135,429

		TOTAL MATERIALS	2,135,204

MEDIA - 3.2%
15,775	*	Discovery Communications, Inc (Class A)	687,001
1,979	*	Liberty Media Corp - Capital (Series A)	103,027
3,991		McGraw-Hill Cos, Inc	131,942
12,183		Viacom, Inc (Class B)	440,903
22,303		Walt Disney Co	738,453

		TOTAL MEDIA	2,101,326

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.2%
13,560		Abbott Laboratories	708,374
7,607	*	Amgen, Inc	419,221
11,431	*	Biovail Corp	286,347
32,474	*	Biovitrum AB	216,322
24,589		Bristol-Myers Squibb Co	666,608
7,664	*	Human Genome Sciences, Inc	228,311
1,696		Lonza Group AG.	144,893
12,724		Merck & Co, Inc	468,370
2,413		Merck KGaA	202,700
19,036	*	Mylan Laboratories, Inc	358,067
10,569		Novartis AG. (ADR)	609,514
62,168		Pfizer, Inc	1,067,426
7,512	*	Seattle Genetics, Inc	116,661
5,096		Warner Chilcott plc	114,354
10,051	*	Watson Pharmaceuticals, Inc	425,258

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	6,032,426

RETAILING - 3.0%
2,679	*	Amazon.com, Inc	420,764
9,469	*	Collective Brands, Inc	152,830
18,917		Home Depot, Inc	599,290
6,718	*	J Crew Group, Inc	225,859
69	*	L’ Occitane International SA	192
15,956		Macy’s, Inc	368,424
6,643		Nordstrom, Inc	247,120

		TOTAL RETAILING	2,014,479

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.6%
34,786		ARM Holdings plc	214,319
24,998		Intel Corp	480,711
16,094	*	Skyworks Solutions, Inc	332,824

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,027,854

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
SOFTWARE & SERVICES - 10.0%
4,966	*	Akamai Technologies, Inc	$249,194
4,133	*	Alliance Data Systems Corp	269,720
2,510	*	Baidu, Inc (ADR)	257,576
4,569	*	Check Point Software Technologies	168,733
12,685	*	eBay, Inc	309,514
2,388	*	Google, Inc (Class A)	1,255,587
4,796	*	Informatica Corp	184,214
6,513		International Business Machines Corp	873,653
896		Mastercard, Inc (Class A)	200,704
50,421		Microsoft Corp	1,234,811
13,372	*	Nuance Communications, Inc	209,138
24,841		Oracle Corp	666,981
3,127	*	QLIK Technologies, Inc	68,950
19,564	*	Symantec Corp	296,786
6,860	*	Teradata Corp	264,522

		TOTAL SOFTWARE & SERVICES	6,510,083

TECHNOLOGY HARDWARE & EQUIPMENT - 9.3%
6,665	*	Apple, Inc	1,891,194
48,211	*	Cisco Systems, Inc	1,055,821
7,875	*	CommScope, Inc	186,953
30,994	*	EMC Corp	629,488
21,654		Hewlett-Packard Co	910,984
20,618	*	JDS Uniphase Corp	255,457
8,254	*	Netezza Corp	222,445
14,218		Qualcomm, Inc	641,516
23,401		Xerox Corp	242,200

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	6,036,058

TELECOMMUNICATION SERVICES - 3.8%
17,882		AT&T, Inc	511,425
11,794	*	MetroPCS Communications, Inc	123,365
5,107	*	NII Holdings, Inc (Class B)	209,898
38,914		Qwest Communications International, Inc	243,991
53,839	*	Sprint Nextel Corp	249,275
3,206	*	Syniverse Holdings, Inc	72,680
34,064		Verizon Communications, Inc	1,110,146

		TOTAL TELECOMMUNICATION SERVICES	2,520,780

TRANSPORTATION - 2.9%
5,178	*	Continental Airlines, Inc (Class B)	128,622
41,964	*	JetBlue Airways Corp	280,739
6,503		Union Pacific Corp	531,945
14,364		United Parcel Service, Inc (Class B)	957,935

		TOTAL TRANSPORTATION	1,899,241

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES	COMPANY	VALUE
UTILITIES - 2.7%
8,980	FPL Group, Inc	$488,422
7,206	PG&E Corp	327,297
9,881	Public Service Enterprise Group, Inc	326,863
9,250	Questar Corp	162,153
7,821	Sempra Energy	420,769
2,272	Wisconsin Energy Corp	131,322

	TOTAL UTILITIES	1,856,826

	TOTAL COMMON STOCKS (Cost $63,271,017)	65,389,452

	TOTAL INVESTMENTS - 99.6% (Cost $63,271,017)	65,389,452
	OTHER ASSETS & LIABILITIES, NET - 0.4%	233,721

	NET ASSETS - 100.0%	$65,623,173

Abbreviation(s):

ADR American Depositary Receipt

*	Non-income producing.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2010

SHARES	COMPANY	VALUE

COMMON STOCKS - 98.3%
AUSTRALIA - 1.6%
41	Australia & New Zealand Banking Group Ltd	$938
255,804	Brambles Ltd	1,550,240

	TOTAL AUSTRALIA	1,551,178

BELGIUM - 1.8%
29,888	InBev NV	1,758,139

	TOTAL BELGIUM	1,758,139

CHINA - 4.7%
775,521	China South Locomotive and Rolling Stock Corp	733,656
506,021	CNOOC Ltd	980,887
1,691,620	Nine Dragons Paper Holdings Ltd	2,930,250

	TOTAL CHINA	4,644,793

FINLAND - 2.2%
83,848	Fortum Oyj	2,193,529

	TOTAL FINLAND	2,193,529

FRANCE - 0.8%
16,252	Carrefour S.A.	873,261
671	Societe Generale	38,648
150	Total S.A.	7,731

	TOTAL FRANCE	919,640

GERMANY - 20.6%
77,506	Bayer AG.	5,404,514
36,192	Deutsche Boerse AG.	2,414,886
74,392	Henkel KGaA (Preference)	3,995,748
125,530	Lanxess AG.	6,877,666
27,721	Rheinmetall AG.	1,832,847

	TOTAL GERMANY	20,525,661

HONG KONG - 7.1%
1,169,041	Li & Fung Ltd	6,576,830
558,000	Trinity Ltd	545,857

	TOTAL HONG KONG	7,122,687

INDIA - 3.2%
56,226	HDFC Bank Ltd	3,114,860

	TOTAL INDIA	3,114,860

INDONESIA - 0.3%
308,550	Bank Rakyat Indonesia	345,714

	TOTAL INDONESIA	345,714

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
ITALY - 0.7%
16,128		Saipem S.p.A.	$645,963

		TOTAL ITALY	645,963

JAPAN - 7.8%
100		Benesse Corp	4,816
3,870		Canon, Inc	180,566
12		Central Japan Railway Co	88,261
500		Daikin Industries Ltd	18,807
2,172		Denso Corp	64,395
1,750		Eisai Co Ltd	61,191
950	*	Fanuc Ltd	120,969
796		Fuji Folms Holdings Corp	26,365
6,303		Kao Corp	153,573
5,180		Komatsu Ltd	120,254
2,900		Matsushita Electric Industrial Co Ltd	39,290
1,054		Millea Holdings, Inc	28,434
5,543		Mitsubishi Corp	131,537
39,016		Mitsubishi Electric Corp	335,571
207,853		Mitsubishi UFJ Financial Group, Inc	968,554
10,120		Mitsubishi UFJ Lease & Finance Co Ltd	355,800
6,600		Mitsui & Co Ltd	98,194
8,000		Mitsui OSK Lines Ltd	50,311
8,000		Mitsui Trust Holdings, Inc	26,545
100		Murata Manufacturing Co Ltd	5,271
800		Nidec Corp	71,107
8,100		Nippon Steel Corp	27,556
950		Nitto Denko Corp	37,156
4,650	*	NOK Corp	80,935
10,753	*	Nomura Holdings, Inc	52,039
166,000	*	NTN Corp	715,860
4,172		ORIX Corp	318,847
8,750		Ryohin Keikaku Co Ltd	293,483
6,600		Seven & I Holdings Co Ltd	154,643
4,550	*	Sony Corp	140,675
12,250		Sumitomo Corp	157,894
100		Sumitomo Heavy Industries Ltd	515
16,500		Sumitomo Metal Industries Ltd	41,705
3,200		Sumitomo Metal Mining Co Ltd	48,874
10,753		Sumitomo Mitsui Financial Group, Inc	313,264
3,000		Suruga Bank Ltd	26,449
1,025		T&D Holdings, Inc	21,364
343,000		Teijin Ltd	1,134,020
958		Terumo Corp	50,838
38,600		THK Co Ltd	723,172
9,539		Toyo Suisan Kaisha Ltd	196,653
1,752		Tsumura & Co	54,482

		TOTAL JAPAN	7,540,235

MACAU - 4.6%
2,510,009	*,f	Sands China Ltd	4,529,038

		TOTAL MACAU	4,529,038

NETHERLANDS - 0.1%
2,906		Royal Dutch Shell plc (A Shares)	87,466

		TOTAL NETHERLANDS	87,466

SWEDEN - 7.6%
109,769		Alfa Laval AB	1,923,301
113,069		Assa Abloy AB (Class B)	2,851,741
111,761		SKF AB (B Shares)	2,570,038

		TOTAL SWEDEN	7,345,080

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY		VALUE
SWITZERLAND - 16.8%
99,262		Adecco S.A.		$5,187,100
4,653		Burckhardt Compression Holding AG.		1,031,317
24,196		Credit Suisse Group		1,034,175
4,490		Givaudan S.A.		4,587,554

9,384		Phonak Holding AG.		1,145,962
36,399		Tecan Group AG.		2,468,828
83,623	*	UBS A.G. (Switzerland)		1,419,459

		TOTAL SWITZERLAND		16,874,395

TAIWAN - 0.8%
213,008		Hon Hai Precision Industry Co, Ltd		801,128

		TOTAL TAIWAN		801,128

UNITED KINGDOM - 17.6%
659,789		ICAP plc		4,472,334
100,479		Imperial Tobacco Group plc		2,994,270
67,141		Reckitt Benckiser Group plc		3,692,566
240,254		Smiths Group plc		4,600,687
56,968		Tullow Oil plc		1,140,115
24,949	*	Wolseley plc		626,685

		TOTAL UNITED KINGDOM		17,526,657

		TOTAL COMMON STOCKS (Cost $88,739,150)		97,526,163

PRINCIPAL		ISSUER	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.0%
GOVERNMENT AGENCY DEBT - 1.0%
$1,000,000		Federal Home Loan Bank (FHLB)	10/01/10	1,000,000

		TOTAL GOVERNMENT AGENCY DEBT		1,000,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $1,000,000)		1,000,000

		TOTAL INVESTMENTS - 99.3% (Cost $89,739,150)		98,526,163
		OTHER ASSETS & LIABILITIES, NET - 0.7%		736,931

		NET ASSETS - 100.0%		$99,263,094

*	Non-income producing.

f	Restricted security.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUE BY SECTOR

September 30, 2010

	VALUE	% OF NET ASSETS
SECTORS

INDUSTRIALS	$25,540,064	25.7%
MATERIALS	15,684,781	15.8
FINANCIALS	14,952,310	15.1
CONSUMER STAPLES	13,818,853	13.9
CONSUMER DISCRETIONARY	12,275,319	12.4
HEALTH CARE	9,185,815	9.3
ENERGY	2,862,162	2.9
UTILITIES	2,193,529	2.2
INFORMATION TECHNOLOGY	1,013,330	1.0
SHORT-TERM INVESTMENTS	1,000,000	1.0
OTHER ASSETS & LIABILITIES	736,931	0.7

TOTAL NET ASSETS	99,263,094	100.0%

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

TIAA-CREF LIFE FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%
AUTOMOBILES & COMPONENTS - 0.9%
42,035	*	American Axle & Manufacturing Holdings, Inc	$379,155
1,741		Magna International, Inc - Class A (NY)	143,215

		TOTAL AUTOMOBILES & COMPONENTS	522,370

BANKS - 6.1%
18,057		Banco Bilbao Vizcaya Argentaria S.A.	243,824
9,525		Fifth Third Bancorp	114,586
60,066		Huntington Bancshares, Inc	340,574
22,071		Marshall & Ilsley Corp	155,380
5,407	*	MGIC Investment Corp	49,907
3,295		PNC Financial Services Group, Inc	171,043
3,461		SunTrust Banks, Inc	89,398
11,899		TCF Financial Corp	192,645
31,395		US Bancorp	678,760
58,082		Wells Fargo & Co	1,459,600

		TOTAL BANKS	3,495,717

CAPITAL GOODS - 8.5%
6,245		Boeing Co	415,542
18,536		CAE, Inc	191,323
10,582		Danaher Corp	429,735
66,479		General Electric Co	1,080,284
2,772		Goodrich Corp	204,380
10,364		Harsco Corp	254,747
8,966		Honeywell International, Inc	393,966
4,821	*	Jacobs Engineering Group, Inc	186,573
7,303		KBR, Inc	179,946
5,346		Koninklijke Philips Electronics NV (ADR)	167,437
33,797		Masco Corp	372,105
3,368		Northrop Grumman Corp	204,202
1,195		Paccar, Inc	57,539
4,653		SPX Corp	294,442
19,154		Textron, Inc	393,806

		TOTAL CAPITAL GOODS	4,826,027

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
5,640	*	Accor Services	111,717
5,042	*	Waste Connections, Inc	199,966

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	311,683

CONSUMER DURABLES & APPAREL - 1.3%
10,393		Jarden Corp	323,534
8,417		Newell Rubbermaid, Inc	149,907
27,850	*	Pulte Homes, Inc	243,966

		TOTAL CONSUMER DURABLES & APPAREL	717,407

CONSUMER SERVICES - 1.5%
9,896		International Game Technology	142,997
26,885	*	Orient-Express Hotels Ltd (Class A)	299,768
9,217	*	Penn National Gaming, Inc	272,915
81,200	*	Wynn Macau Ltd	140,447

		TOTAL CONSUMER SERVICES	856,127

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 10.9%
20,647		AMMB Holdings Berhad	$39,662
100,600		Bank of America Corp	1,318,866
6,091		Bank of New York Mellon Corp	159,158
276,876	*	Citigroup, Inc	1,079,816
190		CME Group, Inc	49,486
11,702		Discover Financial Services	195,189
15,418	*	E*Trade Financial Corp	224,178
3,702		Goldman Sachs Group, Inc	535,234
26,391	*	IPATH S&P 500 VIX S	457,092
20,144		JPMorgan Chase & Co	766,882
9,822		Legg Mason, Inc	297,705
13,880		Morgan Stanley	342,558
12,666		State Street Corp	477,002
8,775		Utilities Select Sector SPDR	275,096

		TOTAL DIVERSIFIED FINANCIALS	6,217,924

ENERGY - 10.3%
5,247		Anadarko Petroleum Corp	299,341
4,234		Apache Corp	413,916
10,844		Baker Hughes, Inc	461,954
3,199		Cabot Oil & Gas Corp	96,322
921		Chesapeake Energy Corp	20,861
12,145		Chevron Corp	984,351
18,990	*	Cobalt International Energy, Inc	181,355
2,592	*	Concho Resources, Inc	171,513
6,562	*,m	Crescent Point Energy Corp 144A	241,778
5,222	*	Denbury Resources, Inc	82,978
1,614	*	Devon Energy Corp	104,490
12,734		El Paso Corp	157,647
6,401		Ensco International plc (ADR)	286,317
2,016		Exxon Mobil Corp	124,569
16,835		Marathon Oil Corp	557,239
3,501		National Oilwell Varco, Inc	155,689
9,399		Occidental Petroleum Corp	735,941
2,060		Questar Market Resources, Inc	62,088
132		Southern Union Co	3,176
376		Spectra Energy Corp	8,479
33,024	*	Weatherford International Ltd	564,711
6,903	*	Western Refining, Inc	36,172
7,846		Williams Cos, Inc	149,937

		TOTAL ENERGY	5,900,824

FOOD & STAPLES RETAILING - 1.1%
9,378		CVS Corp	295,126
6,429		Wal-Mart Stores, Inc	344,080

		TOTAL FOOD & STAPLES RETAILING	639,206

FOOD BEVERAGE & TOBACCO - 4.8%
20,563		Altria Group, Inc	493,923
13,104		Coca-Cola Co	766,846
16,225	*	Dean Foods Co	165,657
30,657		Kraft Foods, Inc (Class A)	946,075
1,441		Lorillard, Inc	115,727
8,456		Unilever plc (ADR)	246,070

		TOTAL FOOD BEVERAGE & TOBACCO	2,734,298

HEALTH CARE EQUIPMENT & SERVICES - 4.0%
103,573	*	Boston Scientific Corp	634,903
14,140	*	Hologic, Inc	226,381
6,023	*	Molina Healthcare, Inc	162,561

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

27,317		UnitedHealth Group, Inc	$959,100
5,549	*	WellPoint, Inc	314,295

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	2,297,240

HOUSEHOLD & PERSONAL PRODUCTS - 3.3%
7,321		Alberto-Culver Co	275,636
1,576		Clorox Co	105,214
25,408		Procter & Gamble Co	1,523,718

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,904,568

INSURANCE - 4.8%
8,528		ACE Ltd	496,755
44	*	Aegon NV	264
1,518		Allstate Corp	47,893
5,575		Axis Capital Holdings Ltd	183,641
6,214		Lincoln National Corp	148,639
2,331		Max Capital Group Ltd	46,434
17,758		Metlife, Inc	682,794
2,196		PartnerRe Ltd	176,075
7,087		Prudential Financial, Inc	383,974
2,527		RenaissanceRe Holdings Ltd	151,519
800		Transatlantic Holdings, Inc	40,656
7,380		Travelers Cos, Inc	384,498

		TOTAL INSURANCE	2,743,142

MATERIALS - 3.6%
1,858		Ashland, Inc	90,615
8,444		Dow Chemical Co	231,872
2,706		Du Pont (E.I.) de Nemours & Co	120,742
14,843	*	Ferro Corp	191,326
8,706	*	Georgia Gulf Corp	142,256
2,303		Schnitzer Steel Industries, Inc (Class A)	111,189
9,519	*	Smurfit-Stone Container Enterprises, Inc	174,864
11,184		Sonoco Products Co	373,993
5,863		Walter Industries, Inc	476,603
4,511	*	WR Grace & Co	126,037

		TOTAL MATERIALS	2,039,497

MEDIA - 3.0%
10,232		CBS Corp (Class B)	162,280
21,185		Comcast Corp (Class A)	383,025
4,244		DISH Network Corp (Class A)	81,315
2,939	*	Liberty Media Corp - Starz	190,682
13,460		News Corp (Class A)	175,788
2,848		Time Warner, Inc	87,291
6,033		Viacom, Inc (Class B)	218,334
13,068		Walt Disney Co	432,681

		TOTAL MEDIA	1,731,396

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 11.2%
19	*	Affymax, Inc	113
9,228	*	Amgen, Inc	508,555
50,320	*	Biovitrum AB	335,200
23,757		Bristol-Myers Squibb Co	644,052
4,289		Johnson & Johnson	265,746
4,122		Lonza Group AG.	352,152
26,432		Merck & Co, Inc	972,962
2,103		Merck KGaA	176,659
12,117	*	Mylan Laboratories, Inc	227,921
111,757		Pfizer, Inc	1,918,869
12,467		Sanofi-Aventis S.A. (ADR)	414,528

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

11,691	*	Vanda Pharmaceuticals, Inc	$78,096
7,630		Warner Chilcott plc	171,217
9,884	*	Watson Pharmaceuticals, Inc	418,192

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	6,484,262

REAL ESTATE - 2.1%
366		Boston Properties, Inc	30,422
46,239		Chimera Investment Corp	182,643
18,333		Glimcher Realty Trust	112,748
18,902		Kimco Realty Corp	297,706
1,176		Plum Creek Timber Co, Inc	41,513
2,616		Rayonier, Inc	131,114
729		Regency Centers Corp	28,774
335		Simon Property Group, Inc	31,068
2,491		SL Green Realty Corp	157,755
6,319		Starwood Property Trust, Inc	125,559
52,820	*	Unitech Corporate Parks plc	27,797
733		Vornado Realty Trust	62,693

		TOTAL REAL ESTATE	1,229,792

RETAILING - 1.5%
5,079		Abercrombie & Fitch Co (Class A)	199,706
8,895		JC Penney Co, Inc	241,766
15,117		Lowe’s Cos, Inc	336,958
6,751	*	Talbots, Inc	88,438

		TOTAL RETAILING	866,868

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.9%
15,263		Intel Corp	293,507
6,180	*	Kaslion Acquisition BV	76,570
526,266		Solomon Systech International Ltd	33,236
14,304	*	Verigy Ltd	116,292

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	519,605

SOFTWARE & SERVICES - 3.7%
3,800	*	Alliance Data Systems Corp	247,988
21,356	*	AOL, Inc	528,561
3,910		DST Systems, Inc	175,324
21,831	*	eBay, Inc	532,676
235	*	Fortinet, Inc	5,875
2,866		Global Payments, Inc	122,923
18,128		Microsoft Corp	443,955
2,011		Playtech Ltd	13,710

		TOTAL SOFTWARE & SERVICES	2,071,012

TECHNOLOGY HARDWARE & EQUIPMENT - 3.7%
14,480	*	AU Optronics Corp (ADR)	151,461
4,126	*	Ciena Corp	64,242
11,853	*	Cisco Systems, Inc	259,580
5,018		Corning, Inc	91,729
9,770		Hewlett-Packard Co	411,024
5,699	*	JDS Uniphase Corp	70,611
24,674	*	Motorola, Inc	210,469
49		Qualcomm, Inc	2,211
12,418	*	Seagate Technology, Inc	146,284
3,111	*	Western Digital Corp	88,321
61,592		Xerox Corp	637,477

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,133,409

TELECOMMUNICATION SERVICES - 6.3%
48,683		AT&T, Inc	1,392,333
7,468		Frontier Communications Corp	61,014

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

35,495	*	MetroPCS Communications, Inc	$371,278
41,356		Qwest Communications International, Inc	259,302
87,435	*	Sprint Nextel Corp	404,824
81,488		Telecom Italia RSP	91,815
31,114		Verizon Communications, Inc	1,014,005

		TOTAL TELECOMMUNICATION SERVICES	3,594,571

TRANSPORTATION - 0.8%
5,099		Con-way, Inc	158,018
18,741		UTI Worldwide, Inc	301,355

		TOTAL TRANSPORTATION	459,373

UTILITIES - 5.1%
4,061		American Electric Power Co, Inc	147,130
19,958		Centerpoint Energy, Inc	313,740
809		Entergy Corp	61,913
5,289		Exelon Corp	225,206
1,435		FirstEnergy Corp	55,305
7,067		FPL Group, Inc	384,374
2,612	*	Mirant Corp	26,016
5,489	*	NRG Energy, Inc	114,281
10,020		NV Energy, Inc	131,763
5,649		PG&E Corp	256,578
8,536		PPL Corp	232,435
9,441		Public Service Enterprise Group, Inc	312,308
2,060		Questar Corp	36,112
126,677	*	Reliant Energy, Inc	449,703
1,533		Sempra Energy	82,475
2,250		Xcel Energy, Inc	51,683

		TOTAL UTILITIES	2,881,022

		TOTAL COMMON STOCKS (Cost $57,896,577)	57,177,340

		TOTAL INVESTMENTS - 99.9% (Cost $57,896,577)	57,177,340
		OTHER ASSETS & LIABILITIES, NET - 0.1%	38,243

		NET ASSETS - 100.0%	$57,215,583

Abbreviation(s):

ADR American Depositary Receipt

SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS

SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.7%
AUTOMOBILES & COMPONENTS - 1.1%
11,990	*	American Axle & Manufacturing Holdings, Inc	$108,150
3,561		Cooper Tire & Rubber Co	69,902
15,419	*	Dana Holding Corp	189,963
3,300	*	Fuel Systems Solutions, Inc	129,063
3,382		Standard Motor Products, Inc	35,612
1,330	*	Tenneco, Inc	38,530

		TOTAL AUTOMOBILES & COMPONENTS	571,220

BANKS - 6.6%
1,090		1st Source Corp	18,922
1,820		Berkshire Hills Bancorp, Inc	34,507
12,391		Boston Private Financial Holdings, Inc	81,037
6,484		Brookline Bancorp, Inc	64,710
2,080		Cathay General Bancorp	24,731
580		Century Bancorp, Inc	13,856
1,000		City Holding Co	30,670
2,747		Columbia Banking System, Inc	53,979
2,042		Community Bank System, Inc	46,986
4,344		CVB Financial Corp	32,623
2,030		Danvers Bancorp, Inc	31,120
3,260		Dime Community Bancshares	45,151
2,047	*	Doral Financial Corp	3,398
5,972		East West Bancorp, Inc	97,224
1,110		First Defiance Financial Corp	11,189
9,615		First Financial Bancorp	160,378
442		First Financial Bankshares, Inc	20,770
100		First Financial Holdings, Inc	1,114
1,500		First Interstate Bancsystem, Inc	20,190
870		First Merchants Corp	6,638
11,231		FirstMerit Corp	205,753
14,160		FNB Corp	121,210
1,378		Hancock Holding Co	41,436
900		IBERIABANK Corp	44,982
612		Independent Bank Corp	13,782
6,443		International Bancshares Corp	108,822
1,710		Lakeland Bancorp, Inc	14,415
2,123		MainSource Financial Group, Inc	16,220
2,160		MB Financial, Inc	35,035
4,943		National Penn Bancshares, Inc	30,894
2,642		NBT Bancorp, Inc	58,309
10,782		NewAlliance Bancshares, Inc	136,069
11,071		Northwest Bancshares, Inc	123,884
600	*	Pinnacle Financial Partners, Inc	5,514
4,332		Prosperity Bancshares, Inc	140,660
13,848		Provident Financial Services, Inc	171,162
10,729		Radian Group, Inc	83,901
1,021		Republic Bancorp, Inc (Class A)	21,574
741		SCBT Financial Corp	23,112
1,079	*	Signature Bank	41,908
1,780		Simmons First National Corp (Class A)	50,321
2,301		Southwest Bancorp, Inc	29,844
2,516		Sterling Bancorp	21,864
4,060	*	Sun Bancorp, Inc	20,706
15,431		Susquehanna Bancshares, Inc	130,238
5,724	*	SVB Financial Group	242,241
1,730	*	The Bancorp, Inc	11,574
1,310		Trico Bancshares	20,135
1,200		Trustmark Corp	26,088
4,915		UMB Financial Corp	174,532
610		Union Bankshares Corp	7,967
12,606	*	United Community Banks, Inc	28,237

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

2,392		United Financial Bancorp, Inc	$32,316
1,210		WesBanco, Inc	19,771
12,723		Whitney Holding Corp	103,947
3,645		Wilshire Bancorp, Inc	23,838
6,235		Wintrust Financial Corp	202,076

		TOTAL BANKS	3,383,530

CAPITAL GOODS - 8.7%
4,120		A.O. Smith Corp	238,507
1,533	*	Aerovironment, Inc	34,109
780		Alamo Group, Inc	17,417
1,942	*	Altra Holdings, Inc	28,606
1,180	*	American Railcar Industries, Inc	18,502
753		American Science & Engineering, Inc	55,458
2,043		Ampco-Pittsburgh Corp	50,707
4,720		Apogee Enterprises, Inc	43,188
9,327		Applied Industrial Technologies, Inc	285,406
1,894	*	ArvinMeritor, Inc	29,433
3,207		AZZ, Inc	137,388
4,395		Belden CDT, Inc	115,940
7,993	*	Blount International, Inc	101,751
5,494		Briggs & Stratton Corp	104,441
3,300	*	Ceradyne, Inc	77,055
2,448	*	Columbus McKinnon Corp	40,612
7,617		Comfort Systems USA, Inc	81,730
4,707		Cubic Corp	192,046
2,000	*	DXP Enterprises, Inc	37,960
6,702	*	Dycom Industries, Inc	66,953
9,460	*	EMCOR Group, Inc	232,622
4,372	*	EnPro Industries, Inc	136,756
19,861	*	Force Protection, Inc	100,099
28,306	*	GenCorp, Inc	139,266
7,335	*	GrafTech International Ltd	114,646
1,322		Graham Corp	20,517
3,410	*	Griffon Corp	41,568
870	*	Hawk Corp	37,645
1,998		Heico Corp	91,189
900		Insteel Industries, Inc	8,082
2,256		Kaman Corp	59,130
1,900		Kaydon Corp	65,740
1,400	*	Layne Christensen Co	36,246
1,470	*	LB Foster Co (Class A)	42,542
6,190		Lindsay Manufacturing Co	268,152
1,652	*	Michael Baker Corp	54,450
1,072		Mueller Industries, Inc	28,397
1,999		Nacco Industries, Inc (Class A)	174,693
222		Nordson Corp	16,359
1,800	*	Polypore International, Inc	54,288
2,860	*	Powell Industries, Inc	89,003
12,435		Quanex Building Products Corp	214,752
26		Seaboard Corp	46,046
793		Standex International Corp	19,183
2,589	*	Sterling Construction Co, Inc	32,052
3,904		Tennant Co	120,634
8,306	*	United Rentals, Inc	123,261
1,980		Watts Water Technologies, Inc (Class A)	67,419
5,800		Woodward Governor Co	188,036

		TOTAL CAPITAL GOODS	4,379,982

COMMERCIAL & PROFESSIONAL SERVICES - 1.9%
6,066		Administaff, Inc	163,357
3,404	*	APAC Customer Services, Inc	19,267
514	*	ATC Technology Corp	12,716
9,279		Brink’s Co	213,418
2,700	*	Consolidated Graphics, Inc	111,915

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

998	*	Exponent, Inc	$33,523
700	*	Heritage-Crystal Clean, Inc	7,035
8,954	*	Tetra Tech, Inc	187,765
5,247	*	TrueBlue, Inc	71,622
1,478	*	United Stationers, Inc	79,088
2,763		Viad Corp	53,436
835		VSE Corp	29,450

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	982,592

CONSUMER DURABLES & APPAREL - 4.5%
2,100	*	Arctic Cat, Inc	21,525
11,200	*	Beazer Homes USA, Inc	46,256
2,772		Blyth, Inc	114,317
2,333		Brunswick Corp	35,508
2,225	*	Carter’s, Inc	58,584
4,600	*	Deckers Outdoor Corp	229,817
41,038	*	Eastman Kodak Co	172,360
4,308	*	Jakks Pacific, Inc	75,993
3,035		Jones Apparel Group, Inc	59,607
1,915	*	Kenneth Cole Productions, Inc (Class A)	31,923
7,324	*	La-Z-Boy, Inc	61,815
19,600	*	Liz Claiborne, Inc	119,168
6,189		Oxford Industries, Inc	147,174
2,290		Polaris Industries, Inc	149,079
11,300	*	Quiksilver, Inc	44,183
600	*	RC2 Corp	12,570
5,991		Ryland Group, Inc	107,359
49,631	*	Standard-Pacific Corp	197,035
2,497	*	Steven Madden Ltd	102,527
10,401		Sturm Ruger & Co, Inc	141,870
6,720	*	Timberland Co (Class A)	133,123
1,200	*	Universal Electronics, Inc	25,020
3,499	*	Warnaco Group, Inc	178,904

		TOTAL CONSUMER DURABLES & APPAREL	2,265,717

CONSUMER SERVICES - 3.4%
3,279	*	American Public Education, Inc	107,748
1,060	*	Bridgepoint Education, Inc	16,388
4,782	*	California Pizza Kitchen, Inc	81,581
1,430	*	Capella Education Co	110,997
1,770		CBRL Group, Inc	89,845
8,320	*	Cheesecake Factory	220,231
4,317	*	Corinthian Colleges, Inc	30,305
9,235	*	Denny’s Corp	28,721
6,093	*	Domino’s Pizza, Inc	80,549
1,333	*	O’Charleys, Inc	9,584
2,260	*	Papa John’s International, Inc	59,619
4,657		PF Chang’s China Bistro, Inc	215,153
1,804	*	Pre-Paid Legal Services, Inc	112,732
4,089		Regis Corp	78,223
8,500		Sotheby’s (Class A)	312,969
1,000	*	Steiner Leisure Ltd	38,100
7,715		Universal Technical Institute, Inc	150,828

		TOTAL CONSUMER SERVICES	1,743,573

DIVERSIFIED FINANCIALS - 2.8%
6,495		Advance America Cash Advance Centers, Inc	26,175
31,600	*	American Capital Ltd	183,596
6,497		BGC Partners, Inc (Class A)	38,787
24,993	*	Broadpoint Securities Group, Inc	40,239
2,124		Calamos Asset Management, Inc (Class A)	24,426
4,783		Cash America International, Inc	167,405
200	*,b	DVI, Inc	0
6,839	*	E*Trade Financial Corp	99,439
4,809		Evercore Partners, Inc (Class A)	137,585
7,929	*	Ezcorp, Inc (Class A)	158,897
1,000		GAMCO Investors, Inc (Class A)	38,530
6,800		MCG Capital Corp	39,712

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

13,385	*	PHH Corp	$281,888
400	*	Portfolio Recovery Associates, Inc	25,860
1,900		Qc Holdings, Inc	7,391
2,890	*	World Acceptance Corp	127,622

		TOTAL DIVERSIFIED FINANCIALS	1,397,552

ENERGY - 5.2%
5,081	*	Basic Energy Services, Inc	43,290
4,397	*	Bill Barrett Corp	158,292
610	*	Bolt Technology Corp	6,253
16,011	*	Cal Dive International, Inc	87,580
11,367	*	Cloud Peak Energy, Inc	207,448
10,794	*	Complete Production Services, Inc	220,737
2,578	*	Contango Oil & Gas Co	129,312
2,263	*	Dawson Geophysical Co	60,309
3,208	*	ENGlobal Corp	8,084
475	*	Geokinetics, Inc	2,945
11,213	*	Gran Tierra Energy, Inc	86,564
6,090	*	Gulfport Energy Corp	84,286
30,600	*	Hercules Offshore, Inc	81,090
5,640	*	James River Coal Co	98,869
2,247	*	Matrix Service Co	19,661
17,155	*	McMoRan Exploration Co	295,237
11,560	*	Patriot Coal Corp	131,900
3,100	*	Petroleum Development Corp	85,560
16,611	*	Petroquest Energy, Inc	101,161
13,310	*	Stone Energy Corp	196,056
15,410	*	Tetra Technologies, Inc	157,182
2,440	*	TGC Industries, Inc	9,370
7,100	*	USEC, Inc	36,849
13,824		Vaalco Energy, Inc	79,350
13,107		W&T Offshore, Inc	138,934
832	*	Westmoreland Coal Co	8,204
8,137	*	Willbros Group, Inc	74,616
1,717		World Fuel Services Corp	44,659

		TOTAL ENERGY	2,653,798

FOOD & STAPLES RETAILING - 1.0%
4,558		Andersons, Inc	172,749
1,144		Casey’s General Stores, Inc	47,762
1,400		Nash Finch Co	59,556
5,849	*	Pantry, Inc	141,019
510		Village Super Market (Class A)	14,249
2,318		Weis Markets, Inc	90,703

		TOTAL FOOD & STAPLES RETAILING	526,038

FOOD BEVERAGE & TOBACCO - 1.2%
15,076	*	Alliance One International, Inc	62,565
1,421	*	Boston Beer Co, Inc (Class A)	95,022
3,380	*	Chiquita Brands International, Inc	44,751
432		Coca-Cola Bottling Co Consolidated	22,866
5,096	*	Darling International, Inc	43,418
5,300	*	Dole Food Co, Inc	48,495
1,664		J&J Snack Foods Corp	69,772
380		Lancaster Colony Corp	18,050
930		National Beverage Corp	13,020
4,800	*	Pilgrim’s Pride Corp	26,976
3,330		Sanderson Farms, Inc	144,155

		TOTAL FOOD BEVERAGE & TOBACCO	589,090

HEALTH CARE EQUIPMENT & SERVICES - 6.7%
9,048	*	Align Technology, Inc	177,160
1,197	*	Almost Family, Inc	35,467
3,200	*	Amedisys, Inc	76,160

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

5,259	*	American Medical Systems Holdings, Inc	$102,971
6,540	*	AMN Healthcare Services, Inc	33,616
1,690	*	athenahealth, Inc	55,804
6,139		Cantel Medical Corp	99,452
4,342	*	Catalyst Health Solutions, Inc	152,882
1,500	*	Conceptus, Inc	20,625
11,989	*	Continucare Corp	50,354
2,497	*	Cyberonics, Inc	66,620
429	*	Cynosure, Inc (Class A)	4,380
3,478	*	DynaVox, Inc	28,241
2,400	*	Genoptix, Inc	34,080
4,177	*	Gentiva Health Services, Inc	91,267
3,667	*	Hanger Orthopedic Group, Inc	53,318
1,694	*	ICU Medical, Inc	63,169
6,191	*	Immucor, Inc	122,768
4,059		Invacare Corp	107,604
600	*	IRIS International, Inc	5,760
2,368	*	Kensey Nash Corp	68,412
5,390	*	Kindred Healthcare, Inc	70,178
4,556	*	Magellan Health Services, Inc	215,226
9,611	*	Medidata Solutions, Inc	184,531
5,923	*	Metropolitan Health Networks, Inc	22,507
7,660	*	Molina Healthcare, Inc	206,743
351	*	MWI Veterinary Supply, Inc	20,260
700	*	NuVasive, Inc	24,598
5,400	*	Omnicell, Inc	70,632
909	*	Orthofix International NV	28,561
8,107		Owens & Minor, Inc	230,726
1,777	*	Providence Service Corp	29,125
2,630	*	PSS World Medical, Inc	56,229
3,816	*	Quidel Corp	41,938
5,985	*	Sirona Dental Systems, Inc	215,699
3,419	*	Skilled Healthcare Group, Inc (Class A)	13,437
800	*	SonoSite, Inc	26,808
8,178		STERIS Corp	271,672
1,343	*	Synovis Life Technologies, Inc	20,078
3,291	*	Triple-S Management Corp (Class B)	55,453
6,975		Universal American Financial Corp	102,881
5,175	*	Wright Medical Group, Inc	74,572

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,431,964

HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
4,208	*	Central Garden and Pet Co (Class A)	43,595
680		Inter Parfums, Inc	11,961
1,400	*	Medifast, Inc	37,982
9,274		Nu Skin Enterprises, Inc (Class A)	267,092
4,320	*	Revlon, Inc (Class A)	54,518
1,020	*	USANA Health Sciences, Inc	41,167

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	456,315

INSURANCE - 3.7%
5,385		American Equity Investment Life Holding Co	55,142
1,100	*	American Safety Insurance Holdings Ltd	17,974
1,627		Argo Group International Holdings Ltd	56,522
3,697	*	CNA Surety Corp	66,250
25,700	*	Conseco, Inc	142,378
6,040	*	Crawford & Co (Class B)	14,677
4,426		FBL Financial Group, Inc (Class A)	114,987
6,040		First American Financial Corp	90,238
9,196		Flagstone Reinsurance Holdings Ltd	97,570
2,960	*	Hallmark Financial Services	25,870
13,180		Horace Mann Educators Corp	234,340
3,916		Maiden Holdings Ltd	29,801
6,014		Max Capital Group Ltd	119,799
11,725		Meadowbrook Insurance Group, Inc	105,173
16,887		Montpelier Re Holdings Ltd	292,483
6,158	*	National Financial Partners Corp	78,022
6,355		Platinum Underwriters Holdings Ltd	276,570

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

4,116		Selective Insurance Group, Inc	$67,050

		TOTAL INSURANCE	1,884,846

MATERIALS - 5.4%
3,640		A. Schulman, Inc	73,346
2,100		Arch Chemicals, Inc	73,689
3,017	*	Clearwater Paper Corp	229,533
2,000	*	Coeur d’Alene Mines Corp	39,840
2,250		Domtar Corporation	145,305
10,900	*	Ferro Corp	140,501
8,186		Glatfelter	99,542
49,210	*	Golden Star Resources Ltd	243,097
7,853	*	Hecla Mining Co	49,631
3,681	*	Innospec, Inc	56,062
1,429	*	Kapstone Paper and Packaging Corp	17,348
3,969		Minerals Technologies, Inc	233,853
2,753	*	OM Group, Inc	82,920
15,311	*	Omnova Solutions, Inc	110,086
18,560	*	PolyOne Corp	224,390
6,439	*	Rockwood Holdings, Inc	202,635
5,300	*	Senomyx, Inc	21,094
1,098	*	Solutia, Inc	17,590
2,152		Stepan Co	127,205
8,634	*	Stillwater Mining Co	145,397
5,368	*	Thompson Creek Metals Co, Inc	57,867
5,600	*	Wausau Paper Corp	46,424
8,710	*	WR Grace & Co	243,358

		TOTAL MATERIALS	2,680,713

MEDIA - 1.1%
2,800	*	AH Belo Corp (Class A)	19,796
500		Arbitron, Inc	13,985
1,550	*	Carmike Cinemas, Inc	13,516
2,501	*	Global Sources Ltd	18,883
5,500		Harte-Hanks, Inc	64,185
13,653	*	Journal Communications, Inc (Class A)	61,575
2,753	*	Mediacom Communications Corp (Class A)	18,197
4,845		Scholastic Corp	134,788
4,400	*	Valassis Communications, Inc	149,116
6,353		World Wrestling Entertainment, Inc (Class A)	88,370

		TOTAL MEDIA	582,411

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.4%
6,114	*	Acorda Therapeutics, Inc	201,885
2,800	*	Adolor Corp	3,024
237	*	Affymax, Inc	1,410
13,980	*	Affymetrix, Inc	63,749
3,000	*	Alkermes, Inc	43,950
743	*	Ardea Biosciences, Inc	17,089
9,275	*	Arqule, Inc	47,766
4,000	*	Array Biopharma, Inc	12,920
6,933	*	AVANIR Pharmaceuticals, Inc	22,116
17,042	*	Bruker BioSciences Corp	239,098
5,634	*	Caliper Life Sciences, Inc	22,480
1,160	*	Caraco Pharmaceutical Laboratories Ltd	6,241
5,000	*	Celera Corp	33,700
1,920	*	Cornerstone Therapeutics, Inc	13,555
8,202	*	Cubist Pharmaceuticals, Inc	191,845
3,744	*	Depomed, Inc	16,773
3,608	*	Emergent Biosolutions, Inc	62,274
5,200	*	Enzon Pharmaceuticals, Inc	58,500
22,850	*	Exelixis, Inc	89,572
4,905	*	Impax Laboratories, Inc	97,119
10,300	*	Incyte Corp	164,697
2,204	*	Insmed, Inc	1,587
9,623	*	Inspire Pharmaceuticals, Inc	57,257

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

2,880	*	ISTA Pharmaceuticals, Inc	$11,808
1,100	*	Martek Biosciences Corp	24,893
430	*	Matrixx Initiatives, Inc	2,193
14,298	*	Medicines Co	203,032
8,503		Medicis Pharmaceutical Corp (Class A)	252,113
4,546	*	Medivation, Inc	59,098
7,720	*	Nektar Therapeutics	114,024
6,966	*	Neurocrine Biosciences, Inc	42,214
1,800	*	Novacea, Inc	12,546
9,134	*	NPS Pharmaceuticals, Inc	62,477
2,701	*	Obagi Medical Products, Inc	28,361
1,461	*	Onyx Pharmaceuticals, Inc	38,541
1,787	*	Osiris Therapeutics, Inc	13,009
4,165	*	Par Pharmaceutical Cos, Inc	121,118
4,990	*	Parexel International Corp	115,419
10,004	*	Questcor Pharmaceuticals, Inc	99,240
1,780	*	Regeneron Pharmaceuticals, Inc	48,772
6,590	*	Santarus, Inc	19,836
2,200	*	Savient Pharmaceuticals, Inc	50,314
5,610	*	Sciclone Pharmaceuticals, Inc	14,810
8,943	*	Seattle Genetics, Inc	138,885
2,900	*	Spectrum Pharmaceuticals, Inc	12,093
6,340	*	SuperGen, Inc	13,251
2,466	*	Targacept, Inc	55,090
9,971	*	Vanda Pharmaceuticals, Inc	66,606
11,952	*	Viropharma, Inc	178,204

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	3,266,554

REAL ESTATE - 7.1%
4,232		Agree Realty Corp	106,858
160		Alexander’s, Inc	50,525
862		American Capital Agency Corp	22,903
2,550		BioMed Realty Trust, Inc	45,696
5,042		CBL & Associates Properties, Inc	65,849
1,500		Colonial Properties Trust	24,285
12,110		DiamondRock Hospitality Co	114,924
5,371		Equity Lifestyle Properties, Inc	292,613
8,995	*	FelCor Lodging Trust, Inc	41,377
19,426	*	First Industrial Realty Trust, Inc	98,490
4,409		Getty Realty Corp	118,293
12,715		Glimcher Realty Trust	78,197
8,558		Highwoods Properties, Inc	277,879
2,300		Invesco Mortgage Capital, Inc	49,496
722		Kilroy Realty Corp	23,927
10,270		LaSalle Hotel Properties	240,215
676		Lexington Corporate Properties Trust	4,840
4,237		LTC Properties, Inc	108,128
5,090		Mid-America Apartment Communities, Inc	296,646
1,434		Mission West Properties, Inc	9,723
4,596		National Health Investors, Inc	202,500
10,207		Omega Healthcare Investors, Inc	229,147
4,064		Parkway Properties, Inc	60,147
9,419		Pennsylvania Real Estate Investment Trust	111,709
3,402		PS Business Parks, Inc	192,451
2,327		Saul Centers, Inc	97,618
2,700		Sovran Self Storage, Inc	102,330
2,900		Sun Communities, Inc	89,030
3,929		Tanger Factory Outlet Centers, Inc	185,213
3,730		Urstadt Biddle Properties, Inc (Class A)	67,438
8,492		U-Store-It Trust	70,908
5,262		Washington Real Estate Investment Trust	166,963

		TOTAL REAL ESTATE	3,646,318

RETAILING - 3.6%
6,645	*	1-800-FLOWERS.COM, Inc (Class A)	12,559
11,528	*	AnnTaylor Stores Corp	233,328
10,534		Bebe Stores, Inc	75,950

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

4,800		Brown Shoe Co, Inc	$55,056
3,224		Cato Corp (Class A)	86,274
1,618	*	Citi Trends, Inc	39,172
7,771	*	Coldwater Creek, Inc	40,953
1,765	*	Core-Mark Holding Co, Inc	54,644
5,300		Dillard’s, Inc (Class A)	125,292
6,050	*	DSW, Inc (Class A)	173,635
14,397		Finish Line, Inc (Class A)	200,263
1,228	*	Jo-Ann Stores, Inc	54,707
5,702	*	Kirkland’s, Inc	79,030
13,187	*	OfficeMax, Inc	172,618
3,715	*	Overstock.com, Inc	58,400
5,280	*	Shutterfly, Inc	137,227
3,262	*	Sonic Automotive, Inc (Class A)	32,065
4,662	*	Stein Mart, Inc	41,165
900	*	Tuesday Morning Corp	4,293
3,822	*	Ulta Salon Cosmetics & Fragrance, Inc	111,602
6,900	*	Zale Corp	14,490

		TOTAL RETAILING	1,802,723

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.5%
14,361	*	Amkor Technology, Inc	94,352
2,450	*	Cabot Microelectronics Corp	78,841
5,900	*	Cirrus Logic, Inc	105,256
10,322	*	Entegris, Inc	48,204
6,648	*	FEI Co	130,101
13,426	*	GT Solar International, Inc	112,376
4,821	*	Integrated Silicon Solution, Inc	41,509
5,608	*	Kopin Corp	19,908
14,367	*	Kulicke & Soffa Industries, Inc	88,932
35,596	*	Lattice Semiconductor Corp	169,081
3,010	*	MEMSIC, Inc	7,375
3,395		Micrel, Inc	33,475
590	*	NVE Corp	25,388
5,296	*	Omnivision Technologies, Inc	122,020
800		Power Integrations, Inc	25,432
31,514	*	RF Micro Devices, Inc	193,495
5,418	*	Tessera Technologies, Inc	100,233
6,974	*	Veeco Instruments, Inc	243,182
3,332	*	Volterra Semiconductor Corp	71,705
11,372	*	Zoran Corp	86,882

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,797,747

SOFTWARE & SERVICES - 8.9%
7,978	*	Actuate Corp	41,087
9,215	*	Acxiom Corp	146,150
1,400	*	Ancestry.com, Inc	31,864
1,570		Blackbaud, Inc	37,743
2,460	*	CACI International, Inc (Class A)	111,340
10,354	*	Commvault Systems, Inc	269,515
5,571	*	CSG Systems International, Inc	101,559
1,250	*	Dynamics Research Corp	12,850
8,945		Earthlink, Inc	81,310
4,761	*	Euronet Worldwide, Inc	85,650
1,380	*	Forrester Research, Inc	45,650
7,616	*	Fortinet, Inc	190,400
2,250	*	j2 Global Communications, Inc	53,528
3,030	*	Kenexa Corp	53,086
6,200	*	Lionbridge Technologies	26,660
3,328	*	LogMeIn, Inc	119,741
7,000	*	Magma Design Automation, Inc	25,900
4,182	*	Manhattan Associates, Inc	122,742
1,470	*	Mantech International Corp (Class A)	58,212
3,769		MAXIMUS, Inc	232,095
2,236	*	MicroStrategy, Inc (Class A)	193,660
4,194	*	ModusLink Global Solutions, Inc	26,632
691	*	NCI, Inc (Class A)	13,074
1,371	*	Net 1 UEPS Technologies, Inc	15,849

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

5,117	*	Netscout Systems, Inc	$104,950
1,072	*	Open Text Corp	50,427
100	*	OpenTable, Inc	6,808
9,186	*	Quest Software, Inc	225,884
1,500	*	Rackspace Hosting, Inc	38,970
4,311	*	RightNow Technologies, Inc	84,927
4,155	*	Rosetta Stone, Inc	88,252
6,534	*	S1 Corp	34,042
2,683	*	Saba Software, Inc	14,596
6,313	*	SolarWinds, Inc	108,962
7,556	*	Sourcefire, Inc	217,915
2,370	*	StarTek, Inc	9,907
804	*	SuccessFactors, Inc	20,188
196	*	TeleCommunication Systems, Inc (Class A)	766
6,731	*	TeleTech Holdings, Inc	99,888
12,204	*	THQ, Inc	49,060
17,400	*	TIBCO Software, Inc	308,676
9,056	*	Unisys Corp	252,662
11,000		United Online, Inc	62,920
12,184	*	Valueclick, Inc	159,366
8,730	*	VeriFone Holdings, Inc	271,241
1,300	*	VistaPrint Ltd	50,245
6,641	*	Websense, Inc	117,811

		TOTAL SOFTWARE & SERVICES	4,474,760

TECHNOLOGY HARDWARE & EQUIPMENT - 7.2%
6,150	*	Acme Packet, Inc	233,331
1,690	*	ADC Telecommunications, Inc	21,412
5,177	*	Agilysys, Inc	33,651
3,211	*	Anixter International, Inc	173,361
20,382	*	Arris Group, Inc	199,132
6,800	*	Aruba Networks, Inc	145,112
8,300	*	Blue Coat Systems, Inc	199,698
5,070	*	Brightpoint, Inc	35,439
5,609	*	Cogent, Inc	59,680
3,460	*	Coherent, Inc	138,435
9,733	*	Compellent Technologies, Inc	176,945
6,127	*	Comtech Telecommunications Corp	167,573
7,031	*	Cray, Inc	46,405
4,427		CTS Corp	42,588
12,073	*	Extreme Networks, Inc	37,547
12,210	*	Harris Stratex Networks, Inc (Class A)	49,939
4,100	*	Hutchinson Technology, Inc	14,227
9,311	*	InterDigital, Inc	275,699
4,200	*	Isilon Systems, Inc	93,576
563	*	Loral Space & Communications, Inc	29,389
2,033		MTS Systems Corp	63,023
3,768	*	Multi-Fineline Electronix, Inc	82,858
5,052	*	Netgear, Inc	136,455
4,495	*	Novatel Wireless, Inc	35,421
3,359	*	Oplink Communications, Inc	66,643
2,340	*	OSI Systems, Inc	84,989
310	*	PC Connection, Inc	2,117
9,475		Plantronics, Inc	320,065
11,979	*	Power-One, Inc	108,889
17,404	*	Quantum Corp	36,896
2,200		Richardson Electronics Ltd	23,100
5,710	*	Riverbed Technology, Inc	260,262
6,700	*	Sonus Networks, Inc	23,651
6,342	*	STEC, Inc	78,958
5,253	*	Symmetricom, Inc	30,047
2,734	*	Synaptics, Inc	76,935
4,400	*	Xyratex Ltd	65,296

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	3,668,744

TELECOMMUNICATION SERVICES - 1.0%
1,417		Atlantic Tele-Network, Inc	69,773
4,307	*	Cbeyond Communications, Inc	55,259
4,247	*	Global Crossing Ltd	54,616

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

2,100	*	IDT Corp (Class B)	$37,359
9,090	*	Neutral Tandem, Inc	108,626
10,132	*	PAETEC Holding Corp	41,643
5,461		USA Mobility, Inc	87,540
14,868	*	Vonage Holdings Corp	37,913

		TOTAL TELECOMMUNICATION SERVICES	492,729

TRANSPORTATION - 2.8%
10,450	*	Airtran Holdings, Inc	76,808
2,937	*	Alaska Air Group, Inc	149,875
1,000	*	Amerco, Inc	79,480
1,060	*	American Commercial Lines, Inc	29,553
5,235		Arkansas Best Corp	126,844
3,820	*	Atlas Air Worldwide Holdings, Inc	192,146
1,774	*	Dynamex, Inc	27,054
8,300	*	Excel Maritime Carriers Ltd	46,646
4,760	*	Genco Shipping & Trading Ltd	75,874
14,673	*	Hawaiian Holdings, Inc	87,891
24,210	*	JetBlue Airways Corp	161,965
1,848		Marten Transport Ltd	42,837
1,100	*	PAM Transportation Services, Inc	13,838
3,400	*	Pinnacle Airlines	18,462
14,700	*	US Airways Group, Inc	135,975
9,210		Werner Enterprises, Inc	188,713

		TOTAL TRANSPORTATION	1,453,961

UTILITIES - 4.0%
9,464		Avista Corp	197,608
978		Black Hills Corp	30,514
3,200		Cleco Corp	94,784
939	*	El Paso Electric Co	22,329
6,800		Idacorp, Inc	244,256
4,708		Laclede Group, Inc	162,049
5,290		Nicor, Inc	242,388
13,235		Portland General Electric Co	268,406
8,840		Southwest Gas Corp	296,935
6,712		Unisource Energy Corp	224,382
6,334		WGL Holdings, Inc	239,299

		TOTAL UTILITIES	2,022,950

		TOTAL COMMON STOCKS (Cost $46,903,304)	50,155,827

		TOTAL INVESTMENTS - 98.7% (Cost $46,903,304)	50,155,827
		OTHER ASSETS & LIABILITIES, NET - 1.3%	674,050

		NET ASSETS - 100.0%	$50,829,877

*	Non-income producing.

b	In bankruptcy.

TIAA-CREF LIFE FUNDS - Stock Index Fund

TIAA-CREF LIFE FUNDS

STOCK INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%
AUTOMOBILES & COMPONENTS - 0.8%
839	*	American Axle & Manufacturing Holdings, Inc	$7,568
234	*	Amerigon, Inc (Class A)	2,410
1,100	*	Autoliv, Inc	71,863
1,424	*	BorgWarner, Inc	74,931
700		Cooper Tire & Rubber Co	13,741
1,719	*	Dana Holding Corp	21,178
133	*	Dorman Products, Inc	4,099
290	*	Drew Industries, Inc	6,049
816	*	Exide Technologies	3,909
261	*	Federal Mogul Corp (Class A)	4,936
40,167	*	Ford Motor Co	491,644
280	*	Fuel Systems Solutions, Inc	10,951
1,676		Gentex Corp	32,699
2,887	*	Goodyear Tire & Rubber Co	31,035
2,834		Harley-Davidson, Inc	80,599
8,104		Johnson Controls, Inc	247,171
633	*	Lear Corp (New)	49,963
500	*	Modine Manufacturing Co	6,485
355		Spartan Motors, Inc	1,647
188		Standard Motor Products, Inc	1,980
173	*	Stoneridge, Inc	1,818
280		Superior Industries International, Inc	4,838
743	*	Tenneco, Inc	21,525
180	*	Tesla Motors, Inc	1,847
400		Thor Industries, Inc	13,360
943	*	TRW Automotive Holdings Corp	39,191
353	*	Winnebago Industries, Inc	3,678

		TOTAL AUTOMOBILES & COMPONENTS	1,251,115

BANKS - 3.2%
180		1st Source Corp	3,125
266	*	1st United Bancorp, Inc	1,710
278		Abington Bancorp, Inc	2,930
51		Alliance Financial Corp	1,542
71		American National Bankshares, Inc	1,558
283		Ameris Bancorp	2,646
77		Ames National Corp	1,535
106		Arrow Financial Corp	2,661
2,146		Associated Banc-Corp	28,306
951		Astoria Financial Corp	12,962
130		Bancfirst Corp	5,260
298		Banco Latinoamericano de Exportaciones S.A. (Class E)	4,306
46		Bancorp Rhode Island, Inc	1,285
1,007		Bancorpsouth, Inc	14,279
838		Bank Mutual Corp	4,349
578		Bank of Hawaii Corp	25,964
61		Bank of Marin Bancorp	1,967
221		Bank of the Ozarks, Inc	8,197
300		BankFinancial Corp	2,751
8,332		BB&T Corp	200,634
392	*	Beneficial Mutual Bancorp, Inc	3,516
165		Berkshire Hills Bancorp, Inc	3,128
87	*	BofI Holding, Inc	1,033
290		BOK Financial Corp	13,088
826		Boston Private Financial Holdings, Inc	5,402
75		Bridge Bancorp, Inc	1,874
668		Brookline Bancorp, Inc	6,667
86		Bryn Mawr Bank Corp	1,481
87		Camden National Corp	3,015
101		Capital City Bank Group, Inc	1,226

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

3,675		CapitalSource, Inc	$19,625
239		Capitol Federal Financial	5,903
286		Cardinal Financial Corp	2,748
1,028		Cathay General Bancorp	12,223
431	*	Center Financial	2,194
261		Centerstate Banks of Florida, Inc	2,239
168		Century Bancorp, Inc	4,014
294		Chemical Financial Corp	6,068
2,384	*	CIT Group, Inc	97,315
101		Citizens & Northern Corp	1,313
5,368	*	Citizens Republic Bancorp, Inc	4,837
262		City Holding Co	8,036
554		City National Corp	29,401
112		Clifton Savings Bancorp, Inc	963
105		CNB Financial Corp	1,444
395		CoBiz, Inc	2,196
490		Columbia Banking System, Inc	9,629
2,368		Comerica, Inc	87,971
827		Commerce Bancshares, Inc	31,087
400		Community Bank System, Inc	9,204
182		Community Trust Bancorp, Inc	4,930
632		Cullen/Frost Bankers, Inc	34,046
933		CVB Financial Corp	7,007
241		Danvers Bancorp, Inc	3,695
309		Dime Community Bancshares	4,280
92	*	Doral Financial Corp	153
118	*	Eagle Bancorp, Inc	1,355
1,835		East West Bancorp, Inc	29,874
90		Enterprise Financial Services Corp	837
110		ESB Financial Corp	1,531
197		ESSA Bancorp, Inc	2,332
115		Federal Agricultural Mortgage Corp (Class C)	1,244
9,574		Fifth Third Bancorp	115,175
126		Financial Institutions, Inc	2,225
174		First Bancorp (NC)	2,370
1,292	*	First Bancorp (Puerto Rico)	362
107		First Bancorp, Inc	1,480
625		First Busey Corp	2,844
70		First Citizens Bancshares, Inc (Class A)	12,969
1,229		First Commonwealth Financial Corp	6,698
189		First Community Bancshares, Inc	2,438
747		First Financial Bancorp	12,460
299		First Financial Bankshares, Inc	14,050
188		First Financial Corp	5,546
133		First Financial Holdings, Inc	1,482
2,742	*	First Horizon National Corp	31,283
149		First Interstate Bancsystem, Inc	2,006
557		First Merchants Corp	4,250
893		First Midwest Bancorp, Inc	10,296
2,512		First Niagara Financial Group, Inc	29,265
66		First of Long Island Corp	1,649
88		First South Bancorp, Inc	873
1,217		FirstMerit Corp	22,295
552	*	Flagstar Bancorp, Inc	1,005
358		Flushing Financial Corp	4,138
1,179		FNB Corp	10,092
2,104		Fulton Financial Corp	19,062
133		German American Bancorp, Inc	2,282
860		Glacier Bancorp, Inc	12,556
135		Great Southern Bancorp, Inc	2,939
145	*	Greene County Bancshares, Inc	985
365		Hancock Holding Co	10,976
158		Heartland Financial USA, Inc	2,432
121	*	Heritage Financial Corp	1,694
106	*	Home Bancorp, Inc	1,418
266		Home Bancshares, Inc	5,405
199		Home Federal Bancorp, Inc	2,422
5,693		Hudson City Bancorp, Inc	69,796
142		Hudson Valley Holding Corp	2,772
8,705		Huntington Bancshares, Inc	49,357

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

323		IBERIABANK Corp	$16,144
252		Independent Bank Corp	5,675
674		International Bancshares Corp	11,384
579	*	Investors Bancorp, Inc	6,855
227		Kearny Financial Corp	2,004
10,596		Keycorp	84,344
249		Lakeland Bancorp, Inc	2,099
147		Lakeland Financial Corp	2,743
885		M&T Bank Corp	72,402
216		MainSource Financial Group, Inc	1,650
6,483		Marshall & Ilsley Corp	45,640
661		MB Financial, Inc	10,721
60		Merchants Bancshares, Inc	1,496
119	*	Meridian Interstate Bancorp, Inc	1,254
2,499	*	MGIC Investment Corp	23,066
56		Midsouth Bancorp, Inc	792
82		MidWestOne Financial Group, Inc	1,202
460	*	Nara Bancorp, Inc	3,248
100		NASB Financial, Inc	1,655
84		National Bankshares, Inc	2,167
1,529		National Penn Bancshares, Inc	9,556
374		NBT Bancorp, Inc	8,254
5,240		New York Community Bancorp, Inc	85,149
1,211		NewAlliance Bancshares, Inc	15,283
227		Northfield Bancorp, Inc	2,456
1,214		Northwest Bancshares, Inc	13,585
97		OceanFirst Financial Corp	1,190
892	*	Ocwen Financial Corp	9,045
1,045		Old National Bancorp	10,973
148	*	OmniAmerican Bancorp, Inc	1,668
458		Oriental Financial Group, Inc	6,091
670		Oritani Financial Corp	6,687
60		Orrstown Financial Services, Inc	1,390
154		Pacific Continental Corp	1,394
369		PacWest Bancorp	7,033
165		Park National Corp	10,567
99		Peapack Gladstone Financial Corp	1,166
47		Penns Woods Bancorp, Inc	1,553
164	*	Pennsylvania Commerce Bancorp, Inc	1,704
75		Peoples Bancorp, Inc	928
4,471		People’s United Financial, Inc	58,525
400	*	Pinnacle Financial Partners, Inc	3,676
1,998	*	PMI Group, Inc	7,333
6,334		PNC Financial Services Group, Inc	328,797
12,307	*	Popular, Inc	35,690
630		PrivateBancorp, Inc	7,176
555		Prosperity Bancshares, Inc	18,021
753		Provident Financial Services, Inc	9,307
421		Provident New York Bancorp	3,532
1,623		Radian Group, Inc	12,692
15,116		Regions Financial Corp	109,893
195		Renasant Corp	2,966
120		Republic Bancorp, Inc (Class A)	2,536
97		Rockville Financial, Inc	1,115
100		Roma Financial Corp	1,053
300		S&T Bancorp, Inc	5,226
210		S.Y. Bancorp, Inc	5,212
250		Sandy Spring Bancorp, Inc	3,875
151		SCBT Financial Corp	4,710
87		Sierra Bancorp	1,074
475	*	Signature Bank	18,449
207		Simmons First National Corp (Class A)	5,852
188		Southside Bancshares, Inc	3,551
383		Southwest Bancorp, Inc	4,968
163		State Bancorp, Inc	1,464
256		StellarOne Corp	3,256
318		Sterling Bancorp	2,763
994		Sterling Bancshares, Inc	5,338
88		Suffolk Bancorp	2,228
6,019		SunTrust Banks, Inc	155,471

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,616		Susquehanna Bancshares, Inc	$13,639
520	*	SVB Financial Group	22,006
9,246		Synovus Financial Corp	22,745
118	*	Taylor Capital Group, Inc	1,353
1,554		TCF Financial Corp	25,159
150		Territorial Bancorp, Inc	2,525
429	*	Texas Capital Bancshares, Inc	7,409
956		TFS Financial Corp	8,786
265	*	The Bancorp, Inc	1,773
130		Tompkins Trustco, Inc	5,156
42		Tower Bancorp, Inc	851
232		TowneBank	3,471
171		Trico Bancshares	2,628
852		Trustco Bank Corp NY	4,737
774		Trustmark Corp	16,827
403		UMB Financial Corp	14,311
1,383		Umpqua Holdings Corp	15,683
167		Union Bankshares Corp	2,181
437		United Bankshares, Inc	10,877
1,406	*	United Community Banks, Inc	3,149
201		United Financial Bancorp, Inc	2,716
198		Univest Corp of Pennsylvania	3,457
23,084		US Bancorp	499,075
1,935		Valley National Bancorp	24,962
173		ViewPoint Financial Group	1,600
253	*	Virginia Commerce Bancorp	1,230
113		Washington Banking Co	1,566
1,416		Washington Federal, Inc	21,608
138		Washington Trust Bancorp, Inc	2,639
770		Webster Financial Corp	13,521
59,426		Wells Fargo & Co	1,493,374
301		WesBanco, Inc	4,918
189	*	West Bancorporation, Inc	1,191
1,128	*	West Coast Bancorp	2,572
390		Westamerica Bancorporation	21,251
712	*	Western Alliance Bancorp	4,770
366		Westfield Financial, Inc	2,855
1,210		Whitney Holding Corp	9,886
1,103		Wilmington Trust Corp	9,905
167		Wilshire Bancorp, Inc	1,092
375		Wintrust Financial Corp	12,154
100		WSFS Financial Corp	3,751
2,132		Zions Bancorporation	45,540

		TOTAL BANKS	4,968,299

CAPITAL GOODS - 8.2%
215	*	3D Systems Corp	3,378
8,588		3M Co	744,665
286		A.O. Smith Corp	16,557
876	*	A123 Systems, Inc	7,858
129		Aaon, Inc	3,034
468	*	AAR Corp	8,733
282		Aceto Corp	1,915
878		Actuant Corp (Class A)	20,159
523		Acuity Brands, Inc	23,138
1,146	*	Advanced Battery Technologies, Inc	4,114
1,142	*	Aecom Technology Corp	27,705
168	*	Aerovironment, Inc	3,738
1,130	*	AGCO Corp	44,081
532		Aircastle Ltd	4,511
78		Alamo Group, Inc	1,742
301		Albany International Corp (Class A)	5,695
434	*	Alliant Techsystems, Inc	32,724
296	*	Altra Holdings, Inc	4,360
90	*	American Railcar Industries, Inc	1,411
140		American Science & Engineering, Inc	10,311
544	*	American Superconductor Corp	16,918
125		American Woodmark Corp	2,216
105		Ameron International Corp	7,136

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,295		Ametek, Inc	$61,862
79		Ampco-Pittsburgh Corp	1,961
311		Apogee Enterprises, Inc	2,846
984	*	Applied Energetics, Inc	1,102
508		Applied Industrial Technologies, Inc	15,545
144		Applied Signal Technology, Inc	3,583
89	*	Argan, Inc	832
213	*	Armstrong World Industries, Inc	8,842
1,176	*	ArvinMeritor, Inc	18,275
237	*	Astec Industries, Inc	6,762
111	*	Astronics Corp	1,937
129		AZZ, Inc	5,526
1,381	*	Babcock & Wilcox Co	29,388
258		Badger Meter, Inc	10,444
542		Baldor Electric Co	21,897
565		Barnes Group, Inc	9,938
1,148	*	BE Aerospace, Inc	34,796
543	*	Beacon Roofing Supply, Inc	7,912
565		Belden CDT, Inc	14,905
570	*	Blount International, Inc	7,256
9,358		Boeing Co	622,680
586		Brady Corp (Class A)	17,094
600		Briggs & Stratton Corp	11,406
4,337	*	Broadwind Energy, Inc	8,110
1,010		Bucyrus International, Inc (Class A)	70,044
1,363	*	Builders FirstSource, Inc	3,108
232	*	CAI International, Inc	3,519
2,895	*	Capstone Turbine Corp	2,235
741		Carlisle Cos, Inc	22,193
126		Cascade Corp	4,007
7,541		Caterpillar, Inc	593,325
321	*	Ceradyne, Inc	7,495
405	*	Chart Industries, Inc	8,246
1,217	*	Chicago Bridge & Iron Co NV (ADR)	29,756
170		CIRCOR International, Inc	5,372
615		Clarcor, Inc	23,757
311	*	CNH Global NV	11,395
242	*	Colfax Corp	3,599
196	*	Columbus McKinnon Corp	3,252
409		Comfort Systems USA, Inc	4,389
301	*	Commercial Vehicle Group, Inc	3,064
2,017		Cooper Industries plc	98,692
593		Crane Co	22,498
170		Cubic Corp	6,936
2,415		Cummins, Inc	218,751
554		Curtiss-Wright Corp	16,786
6,682		Danaher Corp	271,356
5,116		Deere & Co	356,993
334	*	DigitalGlobe, Inc	10,154
944		Donaldson Co, Inc	44,491
141		Douglas Dynamics, Inc	1,741
2,250		Dover Corp	117,473
121		Ducommun, Inc	2,635
82	*	DXP Enterprises, Inc	1,556
596	*	Dycom Industries, Inc	5,954
270		Dynamic Materials Corp	4,080
2,019		Eaton Corp	166,547
772	*	EMCOR Group, Inc	18,983
9,071		Emerson Electric Co	477,679
255		Encore Wire Corp	5,230
583	*	Ener1, Inc	2,145
404	*	Energy Recovery, Inc	1,450
579	*	EnerSys	14,458
215	*	EnPro Industries, Inc	6,725
317		ESCO Technologies, Inc	10,543
359	*	Esterline Technologies Corp	20,546
1,593		Fastenal Co	84,732
743		Federal Signal Corp	4,005
413	*	Flow International Corp	1,086
686		Flowserve Corp	75,062
2,152		Fluor Corp	106,588

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,262	*	Force Protection, Inc	$6,360
277		Franklin Electric Co, Inc	9,185
227		Freightcar America, Inc	5,584
1,210	*	FuelCell Energy, Inc	1,488
408	*	Furmanite Corp	1,991
655		Gardner Denver, Inc	35,160
538		GATX Corp	15,774
575	*	GenCorp, Inc	2,829
233	*	Generac Holdings, Inc	3,178
640	*	General Cable Corp	17,357
4,162		General Dynamics Corp	261,415
129,541		General Electric Co	2,105,042
264	*	GeoEye, Inc	10,687
916	*	Gibraltar Industries, Inc	8,226
1,495		Goodrich Corp	110,226
194		Gorman-Rupp Co	5,347
730		Graco, Inc	23,163
1,560	*	GrafTech International Ltd	24,383
128		Graham Corp	1,987
466		Granite Construction, Inc	10,597
670		Great Lakes Dredge & Dock Corp	3,893
231	*	Greenbrier Cos, Inc	3,601
686	*	Griffon Corp	8,362
334	*	H&E Equipment Services, Inc	2,662
969		Harsco Corp	23,818
69	*	Hawk Corp	2,986
347		Heico Corp	15,837
153	*	Herley Industries, Inc	2,525
1,161	*	Hexcel Corp	20,654
9,231		Honeywell International, Inc	405,609
186		Houston Wire & Cable Co	1,866
728		Hubbell, Inc (Class B)	36,946
978		IDEX Corp	34,729
276	*	II-VI, Inc	10,303
5,306		Illinois Tool Works, Inc	249,488
3,877		Ingersoll-Rand plc	138,448
466	*	Insituform Technologies, Inc (Class A)	11,268
155		Insteel Industries, Inc	1,392
392	*	Interline Brands, Inc	7,072
2,210		ITT Industries, Inc	103,494
1,484	*	Jacobs Engineering Group, Inc	57,430
308		John Bean Technologies Corp	4,962
1,240		Joy Global, Inc	87,197
148	*	Kadant, Inc	2,799
380		Kaman Corp	9,960
428		Kaydon Corp	14,809
1,971		KBR, Inc	48,565
983		Kennametal, Inc	30,404
192	*	Kratos Defense & Security Solutions, Inc	2,045
1,407		L-3 Communications Holdings, Inc	101,684
138	*	LaBarge, Inc	1,724
153	*	Ladish Co, Inc	4,763
45		Lawson Products, Inc	687
220	*	Layne Christensen Co	5,696
111	*	LB Foster Co (Class A)	3,212
560		Lennox International, Inc	23,346
513		Lincoln Electric Holdings, Inc	29,662
136		Lindsay Manufacturing Co	5,892
101	*	LMI Aerospace, Inc	1,608
3,879		Lockheed Martin Corp	276,495
131		LSI Industries, Inc	841
201	*	Lydall, Inc	1,479
1,601		Manitowoc Co, Inc	19,388
4,339		Masco Corp	47,772
573	*	Mastec, Inc	5,913
171		Met-Pro Corp	1,725
80	*	Michael Baker Corp	2,637
218	*	Middleby Corp	13,819
115		Miller Industries, Inc	1,556
548	*	Moog, Inc (Class A)	19,459
597		MSC Industrial Direct Co (Class A)	32,262

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

447		Mueller Industries, Inc	$11,841
2,364		Mueller Water Products, Inc (Class A)	7,139
209	*	MYR Group, Inc	3,426
66		Nacco Industries, Inc (Class A)	5,768
855	*	Navistar International Corp	37,312
222	*	NCI Building Systems, Inc	2,116
407		Nordson Corp	29,992
3,627		Northrop Grumman Corp	219,905
96	*	Northwest Pipe Co	1,680
706	*	Orbital Sciences Corp	10,802
434	*	Orion Marine Group, Inc	5,386
1,078	*	Oshkosh Truck Corp	29,645
1,345	*	Owens Corning, Inc	34,472
4,395		Paccar, Inc	211,619
1,415		Pall Corp	58,921
1,937		Parker Hannifin Corp	135,706
1,158		Pentair, Inc	38,944
313	*	Perini Corp	6,288
200	*	Pike Electric Corp	1,456
144	*	PMFG, Inc	2,455
314	*	Polypore International, Inc	9,470
94	*	Powell Industries, Inc	2,925
222	*	PowerSecure International, Inc	2,056
1,713		Precision Castparts Corp	218,151
28		Preformed Line Products Co	976
237		Primoris Services Corp	1,550
450		Quanex Building Products Corp	7,772
2,530	*	Quanta Services, Inc	48,272
192		Raven Industries, Inc	7,275
4,808		Raytheon Co	219,774
262	*	RBC Bearings, Inc	8,903
464		Regal-Beloit Corp	27,232
310		Robbins & Myers, Inc	8,302
1,711		Rockwell Automation, Inc	105,620
1,895		Rockwell Collins, Inc	110,384
1,133		Roper Industries, Inc	73,849
820	*	RSC Holdings, Inc	6,117
333	*	Rush Enterprises, Inc (Class A)	5,108
611	*	SatCon Technology Corp	2,297
200	*	Sauer-Danfoss, Inc	4,258
4		Seaboard Corp	7,084
1,022	*	Shaw Group, Inc	34,298
459		Simpson Manufacturing Co, Inc	11,833
694		Snap-On, Inc	32,278
1,276	*	Spirit Aerosystems Holdings, Inc (Class A)	25,431
608		SPX Corp	38,474
151		Standex International Corp	3,653
133	*	Sterling Construction Co, Inc	1,647
122		Sun Hydraulics Corp	3,439
200		TAL International Group, Inc	4,844
812	*	Taser International, Inc	3,151
208	*	Tecumseh Products Co (Class A)	2,386
433	*	Teledyne Technologies, Inc	17,242
200		Tennant Co	6,180
1,277	*	Terex Corp	29,269
112		Textainer Group Holdings Ltd	2,995
3,324		Textron, Inc	68,341
107	*	Thermadyne Holdings Corp	1,512
645	*	Thomas & Betts Corp	26,458
1,085		Timken Co	41,621
512		Titan International, Inc	6,948
82	*	Titan Machinery, Inc	1,337
419		Toro Co	23,560
530		TransDigm Group, Inc	32,887
314		Tredegar Corp	5,960
189	*	Trex Co, Inc	3,604
198	*	Trimas Corp	2,940
964		Trinity Industries, Inc	21,468
201		Triumph Group, Inc	14,993
100		Twin Disc, Inc	1,395

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

6,436		Tyco International Ltd	$236,394
747	*	United Rentals, Inc	11,085
11,183		United Technologies Corp	796,564
233		Universal Forest Products, Inc	6,815
443	*	UQM Technologies, Inc	1,134
1,020	*	URS Corp	38,740
813	*	USG Corp	10,723
255		Valmont Industries, Inc	18,462
200		Vicor Corp	2,922
819		W.W. Grainger, Inc	97,550
717	*	Wabash National Corp	5,801
745	*	WABCO Holdings, Inc	31,245
334		Watsco, Inc	18,597
341		Watts Water Technologies, Inc (Class A)	11,611
516	*	WESCO International, Inc	20,274
577		Westinghouse Air Brake Technologies Corp	27,575
728		Woodward Governor Co	23,602
95	*,b	Xerium Technologies, Inc	1,252

		TOTAL CAPITAL GOODS	13,063,090

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
549		ABM Industries, Inc	11,853
392	*	Acacia Research (Acacia Technologies)	6,899
684	*	ACCO Brands Corp	3,933
335		Administaff, Inc	9,022
188	*	Advisory Board Co	8,300
200		American Ecology Corp	3,200
412	*	American Reprographics Co	3,234
318	*	APAC Customer Services, Inc	1,800
237	*	ATC Technology Corp	5,863
1,360		Avery Dennison Corp	50,483
97		Barrett Business Services, Inc	1,473
800		Bowne & Co, Inc	9,064
550		Brink’s Co	12,650
297	*	Casella Waste Systems, Inc (Class A)	1,247
854	*	CBIZ, Inc	5,064
100		CDI Corp	1,292
676	*	Cenveo, Inc	3,400
1,502		Cintas Corp	41,380
283	*	Clean Harbors, Inc	19,173
100	*	Consolidated Graphics, Inc	4,145
869	*	Copart, Inc	28,651
387		Corporate Executive Board Co	12,214
1,411	*	Corrections Corp of America	34,823
248	*	CoStar Group, Inc	12,080
73		Courier Corp	1,038
1,527		Covanta Holding Corp	24,050
167	*	CRA International, Inc	3,014
567		Deluxe Corp	10,847
365	*	Dolan Media Co	4,150
647		Dun & Bradstreet Corp	47,969
904		EnergySolutions, Inc	4,547
236	*	EnerNOC, Inc	7,413
269		Ennis, Inc	4,812
1,500		Equifax, Inc	46,800
172	*	Exponent, Inc	5,777
148	*	Franklin Covey Co	1,177
571	*	FTI Consulting, Inc	19,808
190	*	Fuel Tech, Inc	1,191
387		G & K Services, Inc (Class A)	8,847
772	*	Geo Group, Inc	18,026
191	*	GP Strategies Corp	1,736
550		Healthcare Services Group	12,535
200		Heidrick & Struggles International, Inc	3,896
700		Herman Miller, Inc	13,776
270	*	Hill International, Inc	1,210
567		HNI Corp	16,307
376	*	Hudson Highland Group, Inc	1,293
279	*	Huron Consulting Group, Inc	6,135

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

209	*	ICF International, Inc	$5,240
571	*	IHS, Inc (Class A)	38,828
259	*	Innerworkings, Inc	1,702
597		Interface, Inc (Class A)	8,495
2,177		Iron Mountain, Inc	48,634
343	*	KAR Auction Services, Inc	4,325
300	*	Kelly Services, Inc (Class A)	3,519
366	*	Kforce, Inc	5,022
300		Kimball International, Inc (Class B)	1,749
546		Knoll, Inc	8,468
500	*	Korn/Ferry International	8,270
107	*	M&F Worldwide Corp	2,605
938		Manpower, Inc	48,963
274		McGrath RentCorp	6,562
802	*	Metalico, Inc	3,072
352		Mine Safety Appliances Co	9,539
172	*	Mistras Group, Inc	1,992
400	*	Mobile Mini, Inc	6,136
105		Multi-Color Corp	1,617
631	*	Navigant Consulting, Inc	7,339
282	*	On Assignment, Inc	1,481
2,502		Pitney Bowes, Inc	53,494
2,448		R.R. Donnelley & Sons Co	41,518
3,913		Republic Services, Inc	119,308
514		Resources Connection, Inc	7,073
1,798		Robert Half International, Inc	46,748
515		Rollins, Inc	12,041
100		Schawk, Inc (Class A)	1,846
241	*	School Specialty, Inc	3,135
624	*	Spherion Corp	3,750
189	*	Standard Parking Corp	3,232
235		Standard Register Co	686
838		Steelcase, Inc (Class A)	6,981
959	*	Stericycle, Inc	66,632
460	*	SYKES Enterprises, Inc	6,247
390	*	Team, Inc	6,712
728	*	Tetra Tech, Inc	15,266
512		Towers Watson & Co	25,180
550	*	TrueBlue, Inc	7,508
155		Unifirst Corp	6,843
306	*	United Stationers, Inc	16,374
1,242	*	Verisk Analytics, Inc	34,788
263		Viad Corp	5,086
150	*	Volt Information Sciences, Inc	1,080
48		VSE Corp	1,693
953	*	Waste Connections, Inc	37,796
5,818		Waste Management, Inc	207,936

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,520,108

CONSUMER DURABLES & APPAREL - 1.4%
1,343	*	American Apparel, Inc	1,652
479		American Greetings Corp (Class A)	8,905
148	*	Arctic Cat, Inc	1,517
1,108	*	Beazer Homes USA, Inc	4,576
75		Blyth, Inc	3,093
139	*	Brookfield Homes Corp	1,138
1,127		Brunswick Corp	17,153
806		Callaway Golf Co	5,642
695	*	Carter’s, Inc	18,299
72	*	Cavco Industries, Inc	2,586
65		Cherokee, Inc	1,186
3,674		Coach, Inc	157,835
137		Columbia Sportswear Co	8,006
1,032	*	CROCS, Inc	13,426
46		CSS Industries, Inc	795
109	*	Culp, Inc	1,068
474	*	Deckers Outdoor Corp	23,681
67	*	Delta Apparel, Inc	1,005

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

3,350		DR Horton, Inc	$37,252
3,150	*	Eastman Kodak Co	13,230
279		Ethan Allen Interiors, Inc	4,871
1,783		Fortune Brands, Inc	87,778
633	*	Fossil, Inc	34,049
642	*	Furniture Brands International, Inc	3,454
1,360		Garmin Ltd	41,276
205	*	G-III Apparel Group Ltd	6,433
1,141	*	Hanesbrands, Inc	29,506
852	*	Harman International Industries, Inc	28,465
1,546		Hasbro, Inc	68,812
334	*	Helen of Troy Ltd	8,447
64		Hooker Furniture Corp	744
988	*	Hovnanian Enterprises, Inc (Class A)	3,883
870	*	Iconix Brand Group, Inc	15,225
231	*	iRobot Corp	4,290
311	*	Jakks Pacific, Inc	5,486
1,231		Jarden Corp	38,321
488	*	Joe’s Jeans, Inc	1,030
1,084		Jones Apparel Group, Inc	21,290
919		KB Home	10,412
100	*	Kenneth Cole Productions, Inc (Class A)	1,667
330	*	K-Swiss, Inc (Class A)	4,208
59		Lacrosse Footwear, Inc	815
628	*	La-Z-Boy, Inc	5,300
256	*	Leapfrog Enterprises, Inc	1,403
1,780		Leggett & Platt, Inc	40,513
1,951		Lennar Corp (Class A)	30,006
193	*	Libbey, Inc	2,542
112	*	Lifetime Brands, Inc	1,691
1,307	*	Liz Claiborne, Inc	7,947
385	*	M/I Homes, Inc	3,992
300	*	Maidenform Brands, Inc	8,655
4,344		Mattel, Inc	101,910
441		MDC Holdings, Inc	12,802
377	*	Meritage Homes Corp	7,397
664	*	Mohawk Industries, Inc	35,391
200	*	Movado Group, Inc	2,176
58		National Presto Industries, Inc	6,175
3,303		Newell Rubbermaid, Inc	58,826
4,334		Nike, Inc (Class B)	347,328
74	*	NVR, Inc	47,917
200		Oxford Industries, Inc	4,756
161	*	Perry Ellis International, Inc	3,518
680		Phillips-Van Heusen Corp	40,909
379		Polaris Industries, Inc	24,673
663		Polo Ralph Lauren Corp (Class A)	59,577
567		Pool Corp	11,380
4,066	*	Pulte Homes, Inc	35,618
1,598	*	Quiksilver, Inc	6,248
257	*	RC2 Corp	5,384
101		RG Barry Corp	1,039
153	*	Russ Berrie & Co, Inc	1,316
506		Ryland Group, Inc	9,068
1,213	*	Sealy Corp	2,960
403	*	Skechers U.S.A., Inc (Class A)	9,466
100		Skyline Corp	2,026
635	*	Smith & Wesson Holding Corp	2,261
1,250	*	Standard-Pacific Corp	4,963
1,944		Stanley Works	119,129
100	*	Steinway Musical Instruments, Inc	1,722
280	*	Steven Madden Ltd	11,497
228		Sturm Ruger & Co, Inc	3,110
875	*	Tempur-Pedic International, Inc	27,125
558	*	Timberland Co (Class A)	11,054
1,740	*	Toll Brothers, Inc	33,095
304	*	True Religion Apparel, Inc	6,487
857		Tupperware Corp	39,216
399	*	Under Armour, Inc (Class A)	17,971
1,020	*	Unifi, Inc	4,600
166	*	Universal Electronics, Inc	3,461

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,068		VF Corp	$86,529
225	*	Volcom, Inc	4,302
515	*	Warnaco Group, Inc	26,332
60		Weyco Group, Inc	1,453
905		Whirlpool Corp	73,269
600		Wolverine World Wide, Inc	17,406

		TOTAL CONSUMER DURABLES & APPAREL	2,177,398

CONSUMER SERVICES - 2.2%
208	*	AFC Enterprises	2,579
184		Ambassadors Group, Inc	2,087
224	*	American Public Education, Inc	7,361
320		Ameristar Casinos, Inc	5,584
1,561	*	Apollo Group, Inc (Class A)	80,157
656	*	Bally Technologies, Inc	22,927
239	*	BJ’s Restaurants, Inc	6,730
459	*	Bluegreen Corp	1,281
379		Bob Evans Farms, Inc	10,639
704	*	Boyd Gaming Corp	5,104
234	*	Bridgepoint Education, Inc	3,618
1,238		Brinker International, Inc	23,349
218	*	Buffalo Wild Wings, Inc	10,440
1,103		Burger King Holdings, Inc	26,340
262	*	California Pizza Kitchen, Inc	4,470
202	*	Capella Education Co	15,679
812	*	Career Education Corp	17,434
5,267		Carnival Corp	201,252
288		CBRL Group, Inc	14,619
272	*	CEC Entertainment, Inc	9,338
746	*	Cheesecake Factory	19,747
385	*	Chipotle Mexican Grill, Inc (Class A)	66,220
370		Choice Hotels International, Inc	13,490
155		Churchill Downs, Inc	5,537
364	*	Coinstar, Inc	15,648
1,059	*	Corinthian Colleges, Inc	7,434
58		CPI Corp	1,501
1,656		Darden Restaurants, Inc	70,844
949	*	Denny’s Corp	2,951
751		DeVry, Inc	36,957
223	*	DineEquity, Inc	10,031
405	*	Domino’s Pizza, Inc	5,354
431	*	Education Management Corp	6,327
424	*	Gaylord Entertainment Co	12,932
374	*	Grand Canyon Education, Inc	8,202
3,964		H&R Block, Inc	51,334
747		Hillenbrand, Inc	16,068
540	*	Hyatt Hotels Corp	20,191
3,589		International Game Technology	51,861
338		International Speedway Corp (Class A)	8,247
474	*	Interval Leisure Group, Inc	6,385
244	*	Isle of Capri Casinos, Inc	1,747
415	*	ITT Educational Services, Inc	29,162
678	*	Jack in the Box, Inc	14,536
738	*	Jamba, Inc	1,616
310	*	K12, Inc	8,999
587	*	Krispy Kreme Doughnuts, Inc	2,688
148	*	Landry’s Restaurants, Inc	3,625
3,810	*	Las Vegas Sands Corp	132,779
92		Learning Tree International, Inc	931
484	*	Life Time Fitness, Inc	19,103
288	*	Lincoln Educational Services Corp	4,150
140		Mac-Gray Corp	1,698
200		Marcus Corp	2,370
3,291		Marriott International, Inc (Class A)	117,917
367		Matthews International Corp (Class A)	12,977
188	*	McCormick & Schmick’s Seafood Restaurants, Inc	1,463
13,179		McDonald’s Corp	981,966
3,791	*	MGM Mirage	42,762
200	*	Monarch Casino & Resort, Inc	2,242

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

510	*	Morgans Hotel Group Co	$3,733
322	*	Multimedia Games, Inc	1,191
300	*	O’Charleys, Inc	2,157
1,101	*	Orient-Express Hotels Ltd (Class A)	12,276
360	*	Panera Bread Co (Class A)	31,900
263	*	Papa John’s International, Inc	6,938
149	*	Peet’s Coffee & Tea, Inc	5,100
807	*	Penn National Gaming, Inc	23,895
277		PF Chang’s China Bistro, Inc	12,797
793	*	Pinnacle Entertainment, Inc	8,842
154	*	Pre-Paid Legal Services, Inc	9,623
150	*	Red Robin Gourmet Burgers, Inc	2,942
674		Regis Corp	12,894
1,568	*	Royal Caribbean Cruises Ltd	49,439
779	*	Ruby Tuesday, Inc	9,247
200	*	Ruth’s Chris Steak House, Inc	802
774	*	Scientific Games Corp (Class A)	7,508
2,964		Service Corp International	25,550
646	*	Shuffle Master, Inc	5,433
729	*	Sonic Corp	5,890
810		Sotheby’s (Class A)	29,824
164		Speedway Motorsports, Inc	2,572
8,974		Starbucks Corp	229,554
2,283		Starwood Hotels & Resorts Worldwide, Inc	119,972
20	*	Steak N Shake Co	6,573
185	*	Steiner Leisure Ltd	7,049
1,142		Stewart Enterprises, Inc (Class A)	6,155
171		Strayer Education, Inc	29,840
687	*	Texas Roadhouse, Inc (Class A)	9,659
228		Universal Technical Institute, Inc	4,457
437	*	Vail Resorts, Inc	16,396
572		Weight Watchers International, Inc	17,841
3,949		Wendy’s/Arby’s Group, Inc (Class A)	17,889
698	*	WMS Industries, Inc	26,573
2,126		Wyndham Worldwide Corp	58,401
908		Wynn Resorts Ltd	78,787
5,629		Yum! Brands, Inc	259,271

		TOTAL CONSUMER SERVICES	3,449,950

DIVERSIFIED FINANCIALS - 6.9%
700		Advance America Cash Advance Centers, Inc	2,821
615	*	Affiliated Managers Group, Inc	47,976
4,101	*	American Capital Ltd	23,827
12,944		American Express Co	544,036
800	*	AmeriCredit Corp	19,568
3,099		Ameriprise Financial, Inc	146,676
2,330		Apollo Investment Corp	23,836
2,310		Ares Capital Corp	36,152
341		Artio Global Investors, Inc	5,217
96	*	Asset Acceptance Capital Corp	516
133		Asta Funding, Inc	1,015
122,461		Bank of America Corp	1,605,464
14,607		Bank of New York Mellon Corp	381,681
574		BGC Partners, Inc (Class A)	3,427
678		BlackRock Kelso Capital Corp	7,797
422		BlackRock, Inc	71,846
945	*	Broadpoint Securities Group, Inc	1,521
200		Calamos Asset Management, Inc (Class A)	2,300
5,497		Capital One Financial Corp	217,406
47		Capital Southwest Corp	4,268
396	*	Cardtronics, Inc	6,110
400		Cash America International, Inc	14,000
160		CBOE Holdings, Inc	3,206
11,919		Charles Schwab Corp	165,674
259,164	*	Citigroup, Inc	1,010,740
791		CME Group, Inc	206,016
207		Cohen & Steers, Inc	4,492
398		Compass Diversified Trust	6,432
155		CompuCredit Corp	747

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

436	*	Cowen Group, Inc	$1,434
51	*	Credit Acceptance Corp	3,089
22		Diamond Hill Investment Group, Inc	1,606
6,550		Discover Financial Services	109,254
300	*	Dollar Financial Corp	6,261
332		Duff & Phelps Corp	4,472
2,652	*	E*Trade Financial Corp	38,560
1,406		Eaton Vance Corp	40,830
161	*	Encore Capital Group, Inc	2,901
160		Epoch Holding Corp	2,061
186		Evercore Partners, Inc (Class A)	5,321
545	*	Ezcorp, Inc (Class A)	10,922
653	*	FBR Capital Markets Corp	2,050
1,069		Federated Investors, Inc (Class B)	24,330
544		Fifth Street Finance Corp	6,060
153	*	Financial Engines, Inc	2,032
363	*	First Cash Financial Services, Inc	10,073
641	*	First Marblehead Corp	1,500
1,893		Franklin Resources, Inc	202,362
80		Friedman Billings Ramsey Group, Inc (Class A)	1,865
69		GAMCO Investors, Inc (Class A)	2,659
704		GFI Group, Inc	3,267
239		Gladstone Capital Corp	2,694
252		Gladstone Investment Corp	1,688
1,907	*	GLG Partners, Inc	8,582
6,311		Goldman Sachs Group, Inc	912,443
92		Golub Capital BDC, Inc	1,408
60	*	Green Dot Corp	2,909
354		Greenhill & Co, Inc	28,079
322	*	Harris & Harris Group, Inc	1,375
426		Hercules Technology Growth Capital, Inc	4,307
225	*	HFF, Inc (Class A)	2,088
441	*	Interactive Brokers Group, Inc (Class A)	7,590
890	*	IntercontinentalExchange, Inc	93,201
153	*	International Assets Holding Corp	2,769
5,634		Invesco Ltd	119,610
524	*	Investment Technology Group, Inc	7,451
11,549		iShares Russell 3000 Index Fund	778,979
2,289		Janus Capital Group, Inc	25,065
1,431		Jefferies Group, Inc	32,469
173		JMP Group, Inc	1,055
48,245		JPMorgan Chase & Co	1,836,687
107		Kayne Anderson Energy Development Co	1,717
422		KBW, Inc	10,803
1,234	*	Knight Capital Group, Inc (Class A)	15,289
453	*	LaBranche & Co, Inc	1,767
1,144	*	Ladenburg Thalmann Financial Services, Inc	1,167
1,108		Lazard Ltd (Class A)	38,869
1,997		Legg Mason, Inc	60,529
2,290	*	Leucadia National Corp	54,090
212		Life Partners Holdings, Inc	4,034
85		Main Street Capital Corp	1,351
383		MarketAxess Holdings, Inc	6,503
102	*	Marlin Business Services Corp	1,224
778		MCG Capital Corp	4,544
175		Medallion Financial Corp	1,363
1,193	*	MF Global Holdings Ltd	8,590
2,471		Moody’s Corp	61,726
17,184		Morgan Stanley	424,100
1,326	*	MSCI, Inc (Class A)	44,036
407		MVC Capital, Inc	5,279
1,637	*	Nasdaq Stock Market, Inc	31,807
320		Nelnet, Inc (Class A)	7,322
341	*	NewStar Financial, Inc	2,527
300		NGP Capital Resources Co	2,718
2,913		Northern Trust Corp	140,523
3,159		NYSE Euronext	90,253
116		Oppenheimer Holdings, Inc	3,242
480	*	optionsXpress Holdings, Inc	7,373
385		PennantPark Investment Corp	4,085

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

300	*	Penson Worldwide, Inc	$1,491
639	*	PHH Corp	13,457
272	*	Pico Holdings, Inc	8,122
236	*	Piper Jaffray Cos	6,875
205	*	Portfolio Recovery Associates, Inc	13,253
499	*	Primus Guaranty Ltd	2,275
519		Prospect Capital Corp	5,039
90		Pzena Investment Management, Inc (Class A)	618
1,150		Raymond James Financial, Inc	29,130
219	*	Safeguard Scientifics, Inc	2,744
209		Sanders Morris Harris Group, Inc	1,183
1,802		SEI Investments Co	36,653
5,809	*	SLM Corp	67,094
69		Solar Capital Ltd	1,480
6,042		State Street Corp	227,542
451	*	Stifel Financial Corp	20,877
42		Student Loan Corp	1,247
289		SWS Group, Inc	2,072
3,162		T Rowe Price Group, Inc	158,306
2,921	*	TD Ameritrade Holding Corp	47,174
104		THL Credit, Inc	1,225
330		TICC Capital Corp	3,416
359	*	TradeStation Group, Inc	2,362
90		Triangle Capital Corp	1,438
56	*	Virtus Investment Partners, Inc	1,695
1,037		Waddell & Reed Financial, Inc (Class A)	28,372
61		Westwood Holdings Group, Inc	2,064
199	*	World Acceptance Corp	8,788

		TOTAL DIVERSIFIED FINANCIALS	10,650,948

ENERGY - 10.1%
2,642	*	Abraxas Petroleum Corp	7,503
800	*	Allis-Chalmers Energy, Inc	3,336
142		Alon USA Energy, Inc	767
1,446	*	Alpha Natural Resources, Inc	59,503
596	*	American Oil & Gas, Inc	4,828
5,959		Anadarko Petroleum Corp	339,961
4,383		Apache Corp	428,482
180		APCO Argentina, Inc	6,230
104	*	Approach Resources, Inc	1,163
1,955		Arch Coal, Inc	52,218
944	*	Atlas America, Inc	27,036
643	*	ATP Oil & Gas Corp	8,777
675	*	Atwood Oceanics, Inc	20,554
5,167		Baker Hughes, Inc	220,114
448	*	Basic Energy Services, Inc	3,817
617		Berry Petroleum Co (Class A)	19,577
553	*	Bill Barrett Corp	19,908
1,271	*	BPZ Energy, Inc	4,868
1,428	*	Brigham Exploration Co	26,775
433	*	Bristow Group, Inc	15,623
1,249		Cabot Oil & Gas Corp	37,607
1,143	*	Cal Dive International, Inc	6,252
354	*	Callon Petroleum Co	1,752
2,896	*	Cameron International Corp	124,412
235		CARBO Ceramics, Inc	19,035
417	*	Carrizo Oil & Gas, Inc	9,983
599	*	Cheniere Energy, Inc	1,509
8,005		Chesapeake Energy Corp	181,313
24,355		Chevron Corp	1,973,972
1,008		Cimarex Energy Co	66,709
90	*	Clayton Williams Energy, Inc	4,553
485	*	Clean Energy Fuels Corp	6,892
377	*	Cloud Peak Energy, Inc	6,880
897	*	Cobalt International Energy, Inc	8,566
935	*	Complete Production Services, Inc	19,121

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

599	*	Comstock Resources, Inc	$13,472
1,089	*	Concho Resources, Inc	72,059
17,923		ConocoPhillips	1,029,317
2,719		Consol Energy, Inc	100,494
151	*	Contango Oil & Gas Co	7,574
365	*	Continental Resources, Inc	16,921
598		Core Laboratories NV	52,648
456	*	Crosstex Energy, Inc	3,602
359	*	CVR Energy, Inc	2,962
80	*	Dawson Geophysical Co	2,132
69		Delek US Holdings, Inc	494
3,577	*	Delta Petroleum Corp	2,814
4,811	*	Denbury Resources, Inc	76,447
5,314	*	Devon Energy Corp	344,028
449		DHT Maritime, Inc	1,854
829		Diamond Offshore Drilling, Inc	56,181
994	*	Dresser-Rand Group, Inc	36,669
416	*	Dril-Quip, Inc	25,838
8,557		El Paso Corp	105,936
5,463	*	Endeavour International Corp	7,047
354	*	Energy Partners Ltd	4,252
607	*	Energy XXI Bermuda Ltd	14,028
3,049		EOG Resources, Inc	283,466
1,792		Equitable Resources, Inc	64,620
1,767		EXCO Resources, Inc	26,275
747	*	Exterran Holdings, Inc	16,964
62,005		Exxon Mobil Corp	3,831,288
1,465	*	FMC Technologies, Inc	100,045
1,348	*	Forest Oil Corp	40,036
1,200		Frontier Oil Corp	16,080
623		Frontline Ltd	17,712
386	*	FX Energy, Inc	1,598
1,809	*	Gastar Exploration Ltd	7,272
570		General Maritime Corp	2,799
153	*	Georesources, Inc	2,433
690	*	Global Geophysical Services, Inc	5,030
1,315	*	Global Industries Ltd	7,193
510	*	GMX Resources, Inc	2,479
383		Golar LNG Ltd	4,795
321	*	Goodrich Petroleum Corp	4,677
143	*	Green Plains Renewable Energy, Inc	1,732
190		Gulf Island Fabrication, Inc	3,458
287	*	Gulfmark Offshore, Inc	8,817
394	*	Gulfport Energy Corp	5,453
10,942		Halliburton Co	361,862
978	*	Harvest Natural Resources, Inc	10,191
1,693	*	Helix Energy Solutions Group, Inc	18,860
1,132		Helmerich & Payne, Inc	45,801
1,501	*	Hercules Offshore, Inc	3,978
3,510		Hess Corp	207,511
524		Holly Corp	15,065
301	*	Hornbeck Offshore Services, Inc	5,866
220		Houston American Energy Corp	2,200
1,568	*	International Coal Group, Inc	8,342
1,704	*	ION Geophysical Corp	8,759
13	*	Isramco, Inc	783
420	*	James River Coal Co	7,363
1,993	*	Key Energy Services, Inc	18,953
185		Knightsbridge Tankers Ltd	3,497
2,999	*	Kodiak Oil & Gas Corp	10,167
192	*	L&L Energy, Inc	1,540
400		Lufkin Industries, Inc	17,560
1,790	*	Magnum Hunter Resources Corp	7,411
8,544		Marathon Oil Corp	282,806
1,242	*	Mariner Energy, Inc	30,094
1,373		Massey Energy Co	42,590
440	*	Matrix Service Co	3,850
2,762	*	McDermott International, Inc	40,822
974	*	McMoRan Exploration Co	16,763
226	*	Miller Petroleum, Inc	1,218

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,306		Murphy Oil Corp	$142,788
3,362	*	Nabors Industries Ltd	60,718
5,048		National Oilwell Varco, Inc	224,485
136	*	Natural Gas Services Group, Inc	2,009
1,602	*	Newfield Exploration Co	92,019
1,250	*	Newpark Resources, Inc	10,500
2,103		Noble Energy, Inc	157,914
562		Nordic American Tanker Shipping	15,039
566	*	Northern Oil And Gas, Inc	9,588
570	*	Oasis Petroleum, Inc	11,041
9,781		Occidental Petroleum Corp	765,851
663	*	Oceaneering International, Inc	35,709
597	*	Oil States International, Inc	27,790
283		Overseas Shipholding Group, Inc	9,713
42	*	OYO Geospace Corp	2,431
578	*	Pacific Asia Petroleum, Inc	1,844
85		Panhandle Oil and Gas, Inc (Class A)	2,099
1,722	*	Parker Drilling Co	7,491
942	*	Patriot Coal Corp	10,748
1,800		Patterson-UTI Energy, Inc	30,744
3,235		Peabody Energy Corp	158,547
551		Penn Virginia Corp	8,838
3,628	*	PetroHawk Energy Corp	58,556
229	*	Petroleum Development Corp	6,320
815	*	Petroquest Energy, Inc	4,963
149	*	PHI, Inc	2,411
568	*	Pioneer Drilling Co	3,624
1,462		Pioneer Natural Resources Co	95,074
1,680	*	Plains Exploration & Production Co	44,806
2,036	*	Pride International, Inc	59,919
2,092		Questar Market Resources, Inc	63,053
1,420	*	Quicksilver Resources, Inc	17,892
671	*	RAM Energy Resources, Inc	1,047
1,920		Range Resources Corp	73,210
2,606	*	Rentech, Inc	2,570
460	*	Resolute Energy Corp	5,088
494	*	Rex Energy Corp	6,323
92	*	Rex Stores Corp	1,333
607	*	Rosetta Resources, Inc	14,258
1,317	*	Rowan Cos, Inc	39,984
337		RPC, Inc	7,131
4,435	*	SandRidge Energy, Inc	25,191
16,448		Schlumberger Ltd	1,013,360
156	*	Scorpio Tankers, Inc	1,761
272	*	SEACOR Holdings, Inc	23,164
135	*	Seahawk Drilling, Inc	1,142
482		Ship Finance International Ltd	9,365
1,467		Southern Union Co	35,296
4,170	*	Southwestern Energy Co	139,445
7,929		Spectra Energy Corp	178,799
754		St. Mary Land & Exploration Co	28,245
539	*	Stone Energy Corp	7,939
1,429		Sunoco, Inc	52,159
943	*	Superior Energy Services	25,169
457	*	Swift Energy Co	12,833
787	*	Syntroleum Corp	1,472
142	*	T-3 Energy Services, Inc	3,713
480		Teekay Corp	12,830
320		Teekay Tankers Ltd (Class A)	4,163
364	*	Tesco Corp	4,379
1,671		Tesoro Corp	22,325
974	*	Tetra Technologies, Inc	9,935
737		Tidewater, Inc	33,025
1,763	*	TransAtlantic Petroleum Ltd	5,218
1,834	*	Ultra Petroleum Corp	76,991
300	*	Union Drilling, Inc	1,344
488	*	Unit Corp	18,198
1,254	*	Uranium Energy Corp	4,113
1,472	*	USEC, Inc	7,640
621		Vaalco Energy, Inc	3,565

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

6,819		Valero Energy Corp	$119,401
5,036	*	Vantage Drilling Co	8,058
231	*	Venoco, Inc	4,535
414		W&T Offshore, Inc	4,388
580	*	Warren Resources, Inc	2,303
8,906	*	Weatherford International Ltd	152,293
605	*	Western Refining, Inc	3,170
704	*	Whiting Petroleum Corp	67,239
1,032	*	Willbros Group, Inc	9,463
7,036		Williams Cos, Inc	134,458
724		World Fuel Services Corp	18,831

		TOTAL ENERGY	15,926,825

FOOD & STAPLES RETAILING - 2.1%
207		Andersons, Inc	7,845
15		Arden Group, Inc (Class A)	1,238
650	*	BJ’s Wholesale Club, Inc	26,975
629		Casey’s General Stores, Inc	26,261
5,233		Costco Wholesale Corp	337,476
16,387		CVS Corp	515,699
403	*	Great Atlantic & Pacific Tea Co, Inc	1,596
100		Ingles Markets, Inc (Class A)	1,661
7,763		Kroger Co	168,147
180		Nash Finch Co	7,657
248	*	Pantry, Inc	5,979
187		Pricesmart, Inc	5,447
7,015	*	Rite Aid Corp	6,615
520		Ruddick Corp	18,034
4,677		Safeway, Inc	98,965
217		Spartan Stores, Inc	3,147
2,554		Supervalu, Inc	29,448
91	*	Susser Holdings Corp	1,274
7,125		Sysco Corp	203,205
518	*	United Natural Foods, Inc	17,167
77		Village Super Market (Class A)	2,151
11,782		Walgreen Co	394,697
24,937		Wal-Mart Stores, Inc	1,334,628
133		Weis Markets, Inc	5,204
1,659	*	Whole Foods Market, Inc	61,565
610	*	Winn-Dixie Stores, Inc	4,349

		TOTAL FOOD & STAPLES RETAILING	3,286,430

FOOD BEVERAGE & TOBACCO - 5.2%
100		Alico, Inc	2,324
1,062	*	Alliance One International, Inc	4,407
25,081		Altria Group, Inc	602,446
7,745		Archer Daniels Midland Co	247,220
571		B&G Foods, Inc (Class A)	6,235
100	*	Boston Beer Co, Inc (Class A)	6,687
1,272		Brown-Forman Corp (Class B)	78,406
1,735		Bunge Ltd	102,643
125		Calavo Growers, Inc	2,710
200	b	Cal-Maine Foods, Inc	5,796
2,213		Campbell Soup Co	79,115
841	*	Central European Distribution Corp	18,771
536	*	Chiquita Brands International, Inc	7,097
77		Coca-Cola Bottling Co Consolidated	4,076
25,567		Coca-Cola Co	1,496,180
3,839		Coca-Cola Enterprises, Inc	119,009
5,364		ConAgra Foods, Inc	117,686
2,181	*	Constellation Brands, Inc (Class A)	38,582
902		Corn Products International, Inc	33,825
878	*	Darling International, Inc	7,481
2,171	*	Dean Foods Co	22,166
2,385		Del Monte Foods Co	31,267
262		Diamond Foods, Inc	10,739
433	*	Dole Food Co, Inc	3,962

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,959		Dr Pepper Snapple Group, Inc	$105,104
200		Farmer Bros Co	3,200
947		Flowers Foods, Inc	23,523
476	*	Fresh Del Monte Produce, Inc	10,329
7,991		General Mills, Inc	291,991
1,331	*	Green Mountain Coffee Roasters, Inc	41,514
38		Griffin Land & Nurseries, Inc (Class A)	1,005
3,808		H.J. Heinz Co	180,385
490	*	Hain Celestial Group, Inc	11,750
826	*	Hansen Natural Corp	38,508
954	*	Heckmann Corp	3,721
1,853		Hershey Co	88,184
845		Hormel Foods Corp	37,687
125		Imperial Sugar Co	1,635
192		J&J Snack Foods Corp	8,051
1,525		J.M. Smucker Co	92,308
92	*	John B. Sanfilippo & Son, Inc	1,214
3,103		Kellogg Co	156,733
9,316		Kraft Foods, Inc (Class A)	596,093
260		Lancaster Colony Corp	12,350
400		Lance, Inc	8,520
101		Limoneira Co	2,034
1,910		Lorillard, Inc	153,392
1,734		McCormick & Co, Inc	72,897
2,462		Mead Johnson Nutrition Co	140,112
1,586		Molson Coors Brewing Co (Class B)	74,891
129		National Beverage Corp	1,806
19,423		PepsiCo, Inc	1,290,464
22,473		Philip Morris International, Inc	1,258,937
586	*	Pilgrim’s Pride Corp	3,293
661	*	Ralcorp Holdings, Inc	38,655
2,023		Reynolds American, Inc	120,146
272		Sanderson Farms, Inc	11,775
7,959		Sara Lee Corp	106,889
77	*	Seneca Foods Corp	2,017
718	*	Smart Balance, Inc	2,786
1,571	*	Smithfield Foods, Inc	26,440
650	*	Star Scientific, Inc	1,365
215	*	Synutra International, Inc	2,483
379		Tootsie Roll Industries, Inc	9,430
417	*	TreeHouse Foods, Inc	19,224
3,645		Tyson Foods, Inc (Class A)	58,393
302		Universal Corp	12,107
760		Vector Group Ltd	14,219

		TOTAL FOOD BEVERAGE & TOBACCO	8,186,390

HEALTH CARE EQUIPMENT & SERVICES - 4.5%
247	*	Abaxis, Inc	5,706
400	*	Abiomed, Inc	4,244
143	*	Accretive Health, Inc	1,549
606	*	Accuray, Inc	3,769
5,117		Aetna, Inc	161,748
275	*	AGA Medical Holdings, Inc	3,839
114	*	Air Methods Corp	4,740
835		Alcon, Inc	139,270
700	*	Align Technology, Inc	13,706
312	*	Alliance Imaging, Inc	1,429
544	*	Allied Healthcare International, Inc	1,360
1,563	*	Allscripts Healthcare Solutions, Inc	28,869
72	*	Almost Family, Inc	2,133
620	*	Alphatec Holdings, Inc	1,321
341	*	Amedisys, Inc	8,116
101		America Service Group, Inc	1,503
155	*	American Dental Partners, Inc	1,869
909	*	American Medical Systems Holdings, Inc	17,798

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

623	*	AMERIGROUP Corp	$26,459
3,400		AmerisourceBergen Corp	104,244
357	*	AMN Healthcare Services, Inc	1,835
451	*	Amsurg Corp	7,883
150		Analogic Corp	6,732
275	*	Angiodynamics, Inc	4,191
844	*	Antares Pharma, Inc	1,224
325	*	Arthrocare Corp	8,834
132	*	Assisted Living Concepts, Inc (A Shares)	4,018
404	*	athenahealth, Inc	13,340
18		Atrion Corp	2,835
1,222		Bard (C.R.), Inc	99,507
7,184		Baxter International, Inc	342,748
845		Beckman Coulter, Inc	41,228
2,809		Becton Dickinson & Co	208,147
412	*	Bio-Reference Labs, Inc	8,594
496	*	BioScrip, Inc	2,559
18,299	*	Boston Scientific Corp	112,173
1,034	*	Brookdale Senior Living, Inc	16,865
146		Cantel Medical Corp	2,365
236	*	Capital Senior Living Corp	1,258
4,360		Cardinal Health, Inc	144,054
291	*	CardioNet, Inc	1,312
2,135	*	CareFusion Corp	53,033
456	*	Catalyst Health Solutions, Inc	16,056
593	*	Centene Corp	13,989
829	*	Cerner Corp	69,628
449	*	Cerus Corp	1,724
281		Chemed Corp	16,009
128	*	Chindex International, Inc	1,934
3,324		Cigna Corp	118,933
370	*	Clarient, Inc	1,251
1,105	*	Community Health Systems, Inc	34,222
185		Computer Programs & Systems, Inc	7,875
342	*	Conceptus, Inc	4,703
450	*	Conmed Corp	10,085
370	*	Continucare Corp	1,554
546		Cooper Cos, Inc	25,236
90	*	Corvel Corp	3,821
1,774	*	Coventry Health Care, Inc	38,194
6,038		Covidien plc	242,666
296	*	Cross Country Healthcare, Inc	2,128
253	*	CryoLife, Inc	1,536
158	*	Cutera, Inc	1,280
327	*	Cyberonics, Inc	8,724
85	*	Cynosure, Inc (Class A)	868
1,251	*	DaVita, Inc	86,357
545	*	Delcath Systems, Inc	3,935
1,806		Dentsply International, Inc	57,738
689	*	DexCom, Inc	9,109
112	*	DynaVox, Inc	909
1,386	*	Edwards Lifesciences Corp	92,931
208	*	Electro-Optical Sciences, Inc	1,356
340	*	Emdeon, Inc	4,141
371	*	Emergency Medical Services Corp (Class A)	19,756
280	*	Emeritus Corp	4,777
536	*	Endologix, Inc	2,444
270		Ensign Group, Inc	4,847
78	*	Exactech, Inc	1,273
6,839	*	Express Scripts, Inc	333,059
374	*	Five Star Quality Care, Inc	1,889
245	*	Genoptix, Inc	3,479
645	*	Gen-Probe, Inc	31,257
376	*	Gentiva Health Services, Inc	8,216
269	*	Greatbatch, Inc	6,238
360	*	Haemonetics Corp	21,071
259	*	Hanger Orthopedic Group, Inc	3,766
191	*	Hansen Medical, Inc	273
295	*	Health Grades, Inc	2,416
3,008	*	Health Management Associates, Inc (Class A)	23,041

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,227	*	Health Net, Inc	$33,362
1,191	*	Healthsouth Corp	22,867
627	*	Healthspring, Inc	16,202
402	*	Healthways, Inc	4,679
114	*	HeartWare International, Inc	7,839
1,121	*	Henry Schein, Inc	65,668
759		Hill-Rom Holdings, Inc	27,241
335	*	HMS Holdings Corp	19,745
3,134	*	Hologic, Inc	50,175
1,998	*	Hospira, Inc	113,906
2,014	*	Humana, Inc	101,183
154	*	ICU Medical, Inc	5,743
720	*	Idexx Laboratories, Inc	44,438
866	*	Immucor, Inc	17,173
573	*	Insulet Corp	8,102
289	*	Integra LifeSciences Holdings Corp	11,404
472	*	Intuitive Surgical, Inc	133,925
316		Invacare Corp	8,377
1,041	*	Inverness Medical Innovations, Inc	32,198
220	*	IPC The Hospitalist Co, Inc	6,010
205	*	IRIS International, Inc	1,968
66	*	Kensey Nash Corp	1,907
472	*	Kindred Healthcare, Inc	6,145
744	*	Kinetic Concepts, Inc	27,216
1,367	*	Laboratory Corp of America Holdings	107,214
174		Landauer, Inc	10,898
213	*	LCA-Vision, Inc	1,186
267	*	LHC Group, Inc	6,192
634	*	LifePoint Hospitals, Inc	22,228
1,219		Lincare Holdings, Inc	30,585
430	*	Magellan Health Services, Inc	20,313
303	*	MAKO Surgical Corp	2,903
611		Masimo Corp	16,686
3,268		McKesson Corp	201,897
486	*	MedAssets, Inc	10,225
164	*	Medcath Corp	1,651
5,219	*	Medco Health Solutions, Inc	271,701
147	*	Medical Action Industries, Inc	1,330
231	*	Medidata Solutions, Inc	4,435
140		MedQuist, Inc	1,226
13,636		Medtronic, Inc	457,896
314	*	Merge Healthcare, Inc	911
489		Meridian Bioscience, Inc	10,699
310	*	Merit Medical Systems, Inc	4,926
478	*	Metropolitan Health Networks, Inc	1,816
159	*	Molina Healthcare, Inc	4,291
131	*	MWI Veterinary Supply, Inc	7,561
100		National Healthcare Corp	3,707
316	*	Natus Medical, Inc	4,604
250	*	Neogen Corp	8,463
472	*	NuVasive, Inc	16,586
222	*	NxStage Medical, Inc	4,240
1,451		Omnicare, Inc	34,650
387	*	Omnicell, Inc	5,062
360	*	OraSure Technologies, Inc	1,458
181	*	Orthofix International NV	5,687
720	*	Orthovita, Inc	1,634
754		Owens & Minor, Inc	21,459
200	*	Palomar Medical Technologies, Inc	2,066
1,289		Patterson Cos, Inc	36,930
538	*	Pediatrix Medical Group, Inc	28,675
373	*	PharMerica Corp	3,555
97	*	Providence Service Corp	1,590
731	*	PSS World Medical, Inc	15,629
678	*	Psychiatric Solutions, Inc	22,747
226		Quality Systems, Inc	14,986
1,795		Quest Diagnostics, Inc	90,594
333	*	Quidel Corp	3,660
300	*	RehabCare Group, Inc	6,066

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

319	*	Res-Care, Inc	$4,233
1,820	*	Resmed, Inc	59,714
119	*	Rochester Medical Corp	1,298
611	*	RTI Biologics, Inc	1,607
230	*	Rural	1,957
599	*	Select Medical Holdings Corp	4,612
405	*	Sirona Dental Systems, Inc	14,596
246	*	Skilled Healthcare Group, Inc (Class A)	967
685	*	Solta Medical, Inc	1,370
166	*	SonoSite, Inc	5,563
330	*	Spectranetics Corp	1,789
3,958	*	St. Jude Medical, Inc	155,708
407	*	Staar Surgical Co	2,202
300	*	Stereotaxis, Inc	1,242
745		STERIS Corp	24,749
3,794		Stryker Corp	189,890
597	*	Sun Healthcare Group, Inc	5,057
557	*	Sunrise Senior Living, Inc	1,911
147	*	SurModics, Inc	1,752
738	*	SXC Health Solutions Corp	26,915
376	*	Symmetry Medical, Inc	3,625
435	*	Syneron Medical Ltd	4,315
146	*	Synovis Life Technologies, Inc	2,183
193	*	Team Health Holdings, Inc	2,492
484		Teleflex, Inc	27,482
5,785	*	Tenet Healthcare Corp	27,305
682	*	Thoratec Corp	25,220
466	*	TomoTherapy, Inc	1,640
76	*	Transcend Services, Inc	1,159
246	*	Triple-S Management Corp (Class B)	4,145
584	*	Unilife Corp	3,522
14,054		UnitedHealth Group, Inc	493,435
417		Universal American Financial Corp	6,151
1,080		Universal Health Services, Inc (Class B)	41,969
133	*	US Physical Therapy, Inc	2,224
1,505	*	Varian Medical Systems, Inc	91,053
200	*	Vascular Solutions, Inc	2,296
1,033	*	VCA Antech, Inc	21,786
200	*	Vital Images, Inc	2,646
603	*	Volcano Corp	15,666
481	*	WellCare Health Plans, Inc	13,930
4,811	*	WellPoint, Inc	272,495
397		West Pharmaceutical Services, Inc	13,621
456	*	Wright Medical Group, Inc	6,571
68		Young Innovations, Inc	1,945
2,443	*	Zimmer Holdings, Inc	127,842
255	*	Zoll Medical Corp	8,229

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	6,997,471

HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
1,031		Alberto-Culver Co	38,817
5,158		Avon Products, Inc	165,622
102	*	Cellu Tissue Holdings, Inc	1,217
798	*	Central Garden and Pet Co (Class A)	8,267
853		Church & Dwight Co, Inc	55,394
1,776		Clorox Co	118,566
5,907		Colgate-Palmolive Co	454,012
350	*	Elizabeth Arden, Inc	6,997
809	*	Energizer Holdings, Inc	54,389
1,327		Estee Lauder Cos (Class A)	83,906
204		Female Health Co	1,051
744		Herbalife Ltd	44,900
140		Inter Parfums, Inc	2,463
5,022		Kimberly-Clark Corp	326,681
152	*	Medifast, Inc	4,124
650	*	NBTY, Inc	35,737
559		Nu Skin Enterprises, Inc (Class A)	16,099

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

127	*	Nutraceutical International Corp	$1,993
63		Oil-Dri Corp of America	1,355
400	*	Prestige Brands Holdings, Inc	3,956
34,932		Procter & Gamble Co	2,094,872
238	*	Revlon, Inc (Class A)	3,004
217	*	Spectrum Brands, Inc	5,898
92	*	USANA Health Sciences, Inc	3,713
314		WD-40 Co	11,938

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	3,544,971

INSURANCE - 4.0%
4,050		ACE Ltd	235,913
5,881		Aflac, Inc	304,106
69	*	Alleghany Corp	20,909
599		Allied World Assurance Holdings Ltd	33,897
6,476		Allstate Corp	204,318
3,600	*	Ambac Financial Group, Inc	1,998
629		American Equity Investment Life Holding Co	6,441
1,036		American Financial Group, Inc	31,681
1,471	*	American International Group, Inc	57,516
85		American National Insurance Co	6,457
173		American Physicians Capital, Inc	7,173
75		American Physicians Service Group, Inc	2,426
118	*	American Safety Insurance Holdings Ltd	1,928
202	*	Amerisafe, Inc	3,794
294		Amtrust Financial Services, Inc	4,269
3,510		AON Corp	137,276
607	*	Arch Capital Group Ltd	50,867
374		Argo Group International Holdings Ltd	12,993
1,252		Arthur J. Gallagher & Co	33,015
961		Aspen Insurance Holdings Ltd	29,099
1,348		Assurant, Inc	54,864
2,211		Assured Guaranty Ltd	37,830
1,528		Axis Capital Holdings Ltd	50,332
125		Baldwin & Lyons, Inc (Class B)	3,181
20,954	*	Berkshire Hathaway, Inc (Class B)	1,732,476
1,536		Brown & Brown, Inc	31,012
4,129		Chubb Corp	235,312
1,758		Cincinnati Financial Corp	50,718
387	*	Citizens, Inc (Class A)	2,666
303	*	CNA Financial Corp	8,481
198	*	CNA Surety Corp	3,548
2,903	*	Conseco, Inc	16,083
245	*	Crawford & Co (Class B)	595
571		Delphi Financial Group, Inc (Class A)	14,269
143		Donegal Group, Inc (Class A)	1,869
280	*	eHealth, Inc	3,618
60		EMC Insurance Group, Inc	1,279
620		Employers Holdings, Inc	9,777
551		Endurance Specialty Holdings Ltd	21,930
76	*	Enstar Group Ltd	5,518
363		Erie Indemnity Co (Class A)	20,350
710		Everest Re Group Ltd	61,394
155		FBL Financial Group, Inc (Class A)	4,027
2,808		Fidelity National Title Group, Inc (Class A)	44,114
1,253		First American Financial Corp	18,720
136		First Mercury Financial Corp	1,371
472		Flagstone Reinsurance Holdings Ltd	5,008
118	*	Fpic Insurance Group, Inc	4,141
5,894	*	Genworth Financial, Inc (Class A)	72,025
327	*	Greenlight Capital Re Ltd (Class A)	8,182
136	*	Hallmark Financial Services	1,189
539		Hanover Insurance Group, Inc	25,333
168		Harleysville Group, Inc	5,509
5,345		Hartford Financial Services Group, Inc	122,668
1,378		HCC Insurance Holdings, Inc	35,952

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

525	*	Hilltop Holdings, Inc	$5,030
467		Horace Mann Educators Corp	8,303
205		Infinity Property & Casualty Corp	9,998
77		Kansas City Life Insurance Co	2,402
4,052		Lincoln National Corp	96,924
3,792		Loews Corp	143,717
553		Maiden Holdings Ltd	4,208
106	*	Markel Corp	36,527
6,518		Marsh & McLennan Cos, Inc	157,214
1,052		Max Capital Group Ltd	20,956
1,717	*	MBIA, Inc	17,256
694		Meadowbrook Insurance Group, Inc	6,225
303		Mercury General Corp	12,384
7,835		Metlife, Inc	301,255
855		Montpelier Re Holdings Ltd	14,809
667	*	National Financial Partners Corp	8,451
173		National Interstate Corp	3,766
27		National Western Life Insurance Co (Class A)	3,798
149	*	Navigators Group, Inc	6,650
65		NYMAGIC, Inc	1,669
2,802		Old Republic International Corp	38,808
313		OneBeacon Insurance Group Ltd (Class A)	4,473
943		PartnerRe Ltd	75,610
1,675	*	Phoenix Cos, Inc	3,518
543		Platinum Underwriters Holdings Ltd	23,631
400	*	PMA Capital Corp (Class A)	3,016
200		Presidential Life Corp	1,960
270		Primerica, Inc	5,492
3,855		Principal Financial Group	99,922
400	*	ProAssurance Corp	23,036
8,090		Progressive Corp	168,838
1,036		Protective Life Corp	22,543
5,589		Prudential Financial, Inc	302,811
912		Reinsurance Group of America, Inc (Class A)	44,040
697		RenaissanceRe Holdings Ltd	41,792
224		RLI Corp	12,683
200		Safety Insurance Group, Inc	8,404
257		SeaBright Insurance Holdings, Inc	2,071
656		Selective Insurance Group, Inc	10,686
628		Stancorp Financial Group, Inc	23,864
200		State Auto Financial Corp	3,042
200		Stewart Information Services Corp	2,264
440		Symetra Financial Corp	4,602
993		Torchmark Corp	52,768
503		Tower Group, Inc	11,745
713		Transatlantic Holdings, Inc	36,235
5,879		Travelers Cos, Inc	306,295
257	*	United America Indemnity Ltd	4,125
234		United Fire & Casualty Co	4,963
614		Unitrin, Inc	14,975
4,006		UnumProvident Corp	88,733
986		Validus Holdings Ltd	25,991
1,526		W.R. Berkley Corp	41,309
15		Wesco Financial Corp	5,372
92		White Mountains Insurance Group Ltd	28,378
4,131		XL Capital Ltd	89,477

		TOTAL INSURANCE	6,400,431

MATERIALS - 4.0%
412		A. Schulman, Inc	8,302
78	*	AEP Industries, Inc	1,842
2,557		Air Products & Chemicals, Inc	211,771
1,071		Airgas, Inc	72,774
1,349		AK Steel Holding Corp	18,630
1,104		Albemarle Corp	51,678
12,151		Alcoa, Inc	147,149

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,183		Allegheny Technologies, Inc	$54,950
930	*	Allied Nevada Gold Corp	24,645
292		AMCOL International Corp	7,647
241		American Vanguard Corp	1,489
816		Aptargroup, Inc	37,267
297		Arch Chemicals, Inc	10,422
934		Ashland, Inc	45,551
331		Balchem Corp	10,215
1,111		Ball Corp	65,383
1,312		Bemis Co	41,656
807	*	Boise, Inc	5,237
300	*	Brush Engineered Materials, Inc	8,532
520		Buckeye Technologies, Inc	7,649
793		Cabot Corp	25,828
730	*	Calgon Carbon Corp	10,585
601	*	Capital Gold Corp	2,903
574		Carpenter Technology Corp	19,350
200	*	Castle (A.M.) & Co	2,650
1,861		Celanese Corp (Series A)	59,738
742	*	Century Aluminum Co	9,772
857		CF Industries Holdings, Inc	81,844
141	*	Clearwater Paper Corp	10,727
1,625		Cleveland-Cliffs, Inc	103,870
1,061	*	Coeur d’Alene Mines Corp	21,135
1,329		Commercial Metals Co	19,257
404		Compass Minerals International, Inc	30,954
1,947	*	Crown Holdings, Inc	55,801
584		Cytec Industries, Inc	32,926
127		Deltic Timber Corp	5,690
508		Domtar Corporation	32,807
13,886		Dow Chemical Co	381,310
10,913		Du Pont (E.I.) de Nemours & Co	486,938
525		Eagle Materials, Inc	12,443
868		Eastman Chemical Co	64,232
2,809		Ecolab, Inc	142,529
1,134	*	Ferro Corp	14,617
876		FMC Corp	59,927
5,656		Freeport-McMoRan Copper & Gold, Inc (Class B)	482,967
1,260	*	General Moly, Inc	4,612
403	*	Georgia Gulf Corp	6,585
553		Glatfelter	6,724
743	*	Globe Specialty Metals, Inc	10,432
3,083	*	Golden Star Resources Ltd	15,230
207	*	Graham Packaging Co, Inc	2,447
1,659	*	Graphic Packaging Holding Co	5,541
415		Greif, Inc (Class A)	24,419
605		H.B. Fuller Co	12,021
107		Hawkins, Inc	3,790
128		Haynes International, Inc	4,470
760	*	Headwaters, Inc	2,736
2,915	*	Hecla Mining Co	18,423
716	*	Horsehead Holding Corp	7,067
2,678		Huntsman Corp	30,958
229		Innophos Holdings, Inc	7,580
957		International Flavors & Fragrances, Inc	46,434
5,257		International Paper Co	114,341
498	*	Intrepid Potash, Inc	12,983
1,794	*	Jaguar Mining, Inc	11,661
162		Kaiser Aluminum Corp	6,932
460	*	Kapstone Paper and Packaging Corp	5,584
75		KMG Chemicals, Inc	1,057
239		Koppers Holdings, Inc	6,422
139	*	KRATON Polymers LLC	3,774
230	*	Landec Corp	1,428
1,562	*	Louisiana-Pacific Corp	11,824
161	*	LSB Industries, Inc	2,990
821		Lubrizol Corp	87,001
547		Martin Marietta Materials, Inc	42,103
1,977		MeadWestvaco Corp	48,199
135	*	Metals USA Holdings Corp	1,752
246		Minerals Technologies, Inc	14,494

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

310	*	Molycorp, Inc	$8,770
6,569		Monsanto Co	314,852
1,905		Mosaic Co	111,938
426		Myers Industries, Inc	3,659
1,559		Nalco Holding Co	39,302
162		Neenah Paper, Inc	2,462
125		NewMarket Corp	14,210
5,730		Newmont Mining Corp	359,902
113		NL Industries, Inc	1,026
133	*	Noranda Aluminium Holding Corp	1,093
3,795		Nucor Corp	144,969
943		Olin Corp	19,011
89		Olympic Steel, Inc	2,046
346	*	OM Group, Inc	10,422
511	*	Omnova Solutions, Inc	3,674
1,985	*	Owens-Illinois, Inc	55,699
1,223		Packaging Corp of America	28,337
1,587	*	Pactiv Corp	52,339
1,112	*	PolyOne Corp	13,444
2,003		PPG Industries, Inc	145,818
3,684		Praxair, Inc	332,518
116		Quaker Chemical Corp	3,777
881		Reliance Steel & Aluminum Co	36,588
462		Rock-Tenn Co (Class A)	23,012
616	*	Rockwood Holdings, Inc	19,386
686		Royal Gold, Inc	34,190
1,552		RPM International, Inc	30,916
362	*	RTI International Metals, Inc	11,084
246		Schnitzer Steel Industries, Inc (Class A)	11,877
221		Schweitzer-Mauduit International, Inc	12,887
554		Scotts Miracle-Gro Co (Class A)	28,658
1,913		Sealed Air Corp	43,004
479	*	Senomyx, Inc	1,906
600		Sensient Technologies Corp	18,294
1,110		Sherwin-Williams Co	83,405
1,461		Sigma-Aldrich Corp	88,215
650		Silgan Holdings, Inc	20,605
1,458	*	Solutia, Inc	23,357
1,203		Sonoco Products Co	40,228
2,037		Southern Copper Corp (NY)	71,539
370	*	Spartech Corp	3,038
2,595		Steel Dynamics, Inc	36,615
100		Stepan Co	5,911
574	*	Stillwater Mining Co	9,666
345	*	STR Holdings, Inc	7,431
1,260		Temple-Inland, Inc	23,512
298		Texas Industries, Inc	9,393
96	*	Texas Petrochemicals, Inc	2,287
1,680	*	Thompson Creek Metals Co, Inc	18,110
1,028	*	Titanium Metals Corp	20,519
30	*	United States Lime & Minerals, Inc	1,160
1,738		United States Steel Corp	76,194
72	*	Universal Stainless & Alloy	1,768
334	*	US Energy Corp Wyoming	1,516
1,134	*	US Gold Corp	5,636
1,208		Valspar Corp	38,475
1,507		Vulcan Materials Co	55,637
652		Walter Industries, Inc	53,001
784	*	Wausau Paper Corp	6,499
220		Westlake Chemical Corp	6,585
735		Worthington Industries, Inc	11,047
878	*	WR Grace & Co	24,531
260		Zep, Inc	4,534
350	*	Zoltek Cos, Inc	3,402

		TOTAL MATERIALS	6,280,489

MEDIA - 3.0%
210	*	AH Belo Corp (Class A)	1,485
361		Arbitron, Inc	10,097

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

159	*	Ascent Media Corp (Series A)	$4,247
162	*	Ballantyne Strong, Inc	1,401
946	*	Belo (A.H.) Corp (Class A)	5,865
2,863		Cablevision Systems Corp (Class A)	74,982
136	*	Carmike Cinemas, Inc	1,186
8,189		CBS Corp (Class B)	129,878
463	*	Central European Media Enterprises Ltd (Class A) Nasdaq	11,552
610		Cinemark Holdings, Inc	9,821
700	*	CKX, Inc	3,430
400	*	Clear Channel Outdoor Holdings, Inc (Class A)	4,572
33,918		Comcast Corp (Class A)	613,238
200	*	Crown Media Holdings, Inc (Class A)	478
605	*	Dex One Corp	7,429
10,711	*	DIRECTV	445,899
3,422	*	Discovery Communications, Inc (Class A)	149,028
2,532		DISH Network Corp (Class A)	48,513
943	*	DreamWorks Animation SKG, Inc (Class A)	30,091
285	*	Entercom Communications Corp (Class A)	2,240
599	*	Entravision Communications Corp (Class A)	1,192
354	*	EW Scripps Co (Class A)	2,790
52	*	Fisher Communications, Inc	906
2,876		Gannett Co, Inc	35,173
137	*	Global Sources Ltd	1,034
591	*	Gray Television, Inc	1,188
700		Harte-Hanks, Inc	8,169
5,779	*	Interpublic Group of Cos, Inc	57,963
542		John Wiley & Sons, Inc (Class A)	22,146
474	*	Journal Communications, Inc (Class A)	2,138
284	*	Knology, Inc	3,814
736	*	Lamar Advertising Co (Class A)	23,420
552	*	Lee Enterprises, Inc	1,479
2,848	*	Liberty Global, Inc (Class A)	87,747
878	*	Liberty Media Corp - Capital (Series A)	45,709
638	*	Liberty Media Corp - Starz	41,393
341	*	Lin TV Corp (Class A)	1,514
823	*	Lions Gate Entertainment Corp	6,049
1,699	*	Live Nation, Inc	16,786
562	*	Lodgenet Entertainment Corp	1,574
715	*	Madison Square Garden, Inc	15,072
239	*	Martha Stewart Living Omnimedia, Inc (Class A)	1,133
732	*	McClatchy Co (Class A)	2,877
3,803		McGraw-Hill Cos, Inc	125,727
261	*	Media General, Inc (Class A)	2,339
493	*	Mediacom Communications Corp (Class A)	3,259
426		Meredith Corp	14,190
265	*	Morningstar, Inc	11,808
460		National CineMedia, Inc	8,234
1,565	*	New York Times Co (Class A)	12,113
27,608		News Corp (Class A)	360,560
3,697		Omnicom Group, Inc	145,958
183	*	Outdoor Channel Holdings, Inc	1,012
100	*	Playboy Enterprises, Inc (Class B)	514
485		Primedia, Inc	1,843
1,035		Regal Entertainment Group (Class A)	13,579
114	*	Rentrak Corp	2,881
365		Scholastic Corp	10,154
1,080		Scripps Networks Interactive (Class A)	51,386
540	*	Sinclair Broadcast Group, Inc (Class A)	3,791
46,778	*	Sirius XM Radio, Inc	56,134
157	*	SuperMedia, Inc	1,659
4,505		Thomson Corp	169,073

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

4,280		Time Warner Cable, Inc	$231,077
13,726		Time Warner, Inc	420,702
601	*	Valassis Communications, Inc	20,368
7,281		Viacom, Inc (Class B)	263,499
3,996		Virgin Media, Inc	91,988
23,585		Walt Disney Co	780,900
675	*	Warner Music Group Corp	3,038
77		Washington Post Co (Class B)	30,755
251		World Wrestling Entertainment, Inc (Class A)	3,491

		TOTAL MEDIA	4,778,730

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.2%
18,589		Abbott Laboratories	971,089
75	*	Abraxis Bioscience, Inc	5,801
552	*	Accelrys, Inc	3,842
457	*	Acorda Therapeutics, Inc	15,090
166	*	Affymax, Inc	988
766	*	Affymetrix, Inc	3,493
1,200	*	Akorn, Inc	4,848
276	*	Albany Molecular Research, Inc	1,761
1,079	*	Alexion Pharmaceuticals, Inc	69,444
463	*	Alexza Pharmaceuticals, Inc	1,468
1,288	*	Alkermes, Inc	18,869
3,663		Allergan, Inc	243,699
955	*	Allos Therapeutics, Inc	4,508
434	*	Alnylam Pharmaceuticals, Inc	5,330
252	*	AMAG Pharmaceuticals, Inc	4,337
11,791	*	Amgen, Inc	649,801
1,697	*	Amylin Pharmaceuticals, Inc	35,382
249	*	Ardea Biosciences, Inc	5,727
955	*	Arena Pharmaceuticals, Inc	1,499
1,355	*	Ariad Pharmaceuticals, Inc	5,176
364	*	Arqule, Inc	1,875
600	*	Array Biopharma, Inc	1,938
567	*	Auxilium Pharmaceuticals, Inc	14,050
745	*	AVANIR Pharmaceuticals, Inc	2,377
937	*	AVI BioPharma, Inc	1,724
572	*	BioCryst Pharmaceuticals, Inc	2,826
125	*	Biodel, Inc	663
3,054	*	Biogen Idec, Inc	171,390
1,203	*	BioMarin Pharmaceuticals, Inc	26,887
528	*	BioMimetic Therapeutics, Inc	6,019
247	*	Bio-Rad Laboratories, Inc (Class A)	22,356
794	*	Biosante Pharmaceuticals, Inc	1,334
45	*	Biospecifics Technologies Corp	1,211
252	*	Biotime, Inc	1,197
299	*	BMP Sunstone Corp	2,272
20,708		Bristol-Myers Squibb Co	561,394
869	*	Bruker BioSciences Corp	12,192
480	*	Cadence Pharmaceuticals, Inc	4,008
539	*	Caliper Life Sciences, Inc	2,151
206	*	Cambrex Corp	876
906	*	Celera Corp	6,106
5,551	*	Celgene Corp	319,793
175	*	Celldex Therapeutics, Inc	700
908	*	Cephalon, Inc	56,696
712	*	Cepheid, Inc	13,322
799	*	Charles River Laboratories International, Inc	26,487
325	*	Chelsea Therapeutics International, Inc	1,664
118	*	Clinical Data, Inc	1,991
804	*	Combinatorx, Inc	1,045
104	*	Compound partnering business	1,173

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
772	*	Covance, Inc	$36,122
805	*	Cubist Pharmaceuticals, Inc	18,829
754	*	Curis, Inc	1,033
565	*	Cypress Bioscience, Inc	2,175
530	*	Cytokinetics, Inc	1,399
335	*	Cytori Therapeutics, Inc	1,638
1,260	*	Cytrx	945
1,787	*	Dendreon Corp	73,589
567	*	Depomed, Inc	2,540
241	*	Dionex Corp	20,832
698	*	Durect Corp	1,773
1,197	*	Dyax Corp	2,837
859	*	Dynavax Technologies Corp	1,572
12,599		Eli Lilly & Co	460,241
220	*	Emergent Biosolutions, Inc	3,797
1,415	*	Endo Pharmaceuticals Holdings, Inc	47,035
242	*	Enzo Biochem, Inc	920
551	*	Enzon Pharmaceuticals, Inc	6,199
723	*	eResearch Technology, Inc	5,408
218	*	Eurand NV	2,145
422	*	Exact Sciences Corp	3,055
1,296	*	Exelixis, Inc	5,080
3,437	*	Forest Laboratories, Inc	106,306
270	*	Genomic Health, Inc	3,607
3,214	*	Genzyme Corp	227,519
1,012	*	Geron Corp	5,596
10,434	*	Gilead Sciences, Inc	371,555
867	*	Halozyme Therapeutics, Inc	6,685
118	*	Hi-Tech Pharmacal Co, Inc	2,388
2,255	*	Human Genome Sciences, Inc	67,176
431	*	Idenix Pharmaceuticals, Inc	1,336
1,466	*	Illumina, Inc	72,127
811	*	Immunogen, Inc	5,085
1,809	*	Immunomedics, Inc	5,825
738	*	Impax Laboratories, Inc	14,612
1,128	*	Incyte Corp	18,037
224	*	Infinity Pharmaceuticals, Inc	1,234
620	*	Inhibitex, Inc	1,116
708	*	Inspire Pharmaceuticals, Inc	4,213
464	*	InterMune, Inc	6,320
238	*	Ironwood Pharmaceuticals, Inc	2,423
1,170	*	Isis Pharmaceuticals, Inc	9,828
187	*	Jazz Pharmaceuticals, Inc	2,007
33,622		Johnson & Johnson	2,083,220
135	*	Kendle International, Inc	1,258
618	*	Keryx Biopharmaceuticals, Inc	2,973
2,997	*	King Pharmaceuticals, Inc	29,850
2,404	*	Lexicon Pharmaceuticals, Inc	3,846
2,218	*	Life Technologies Corp	103,558
1,382	*	Ligand Pharmaceuticals, Inc (Class B)	2,184
588	*	Luminex Corp	9,408
641	*	MannKind Corp	4,333
94	*	MAP Pharmaceuticals, Inc	1,438
400	*	Martek Biosciences Corp	9,052
317	*	Maxygen, Inc	1,835
547	*	Medicines Co	7,767
709		Medicis Pharmaceutical Corp (Class A)	21,022
358	*	Medivation, Inc	4,654
38,050		Merck & Co, Inc	1,400,621
431	*	Metabolix, Inc	5,422
410	*	Mettler-Toledo International, Inc	51,020

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
964	*	Micromet, Inc	$6,478
571	*	Momenta Pharmaceuticals, Inc	8,594
3,666	*	Mylan Laboratories, Inc	68,957
1,132	*	Myriad Genetics, Inc	18,576
612	*	Nabi Biopharmaceuticals	2,938
1,110	*	Nektar Therapeutics	16,395
516	*	Neuralstem, Inc	1,300
559	*	Neurocrine Biosciences, Inc	3,388
410	*	NeurogesX, Inc	2,833
765	*	Novavax, Inc	1,675
709	*	NPS Pharmaceuticals, Inc	4,850
203	*	Obagi Medical Products, Inc	2,132
215	*	Omeros Corp	1,567
797	*	Onyx Pharmaceuticals, Inc	21,025
1,089	*	Opko Health, Inc	2,439
348	*	Optimer Pharmaceuticals, Inc	3,191
224	*	Orexigen Therapeutics, Inc	1,328
170	*	Osiris Therapeutics, Inc	1,238
300	*	Pain Therapeutics, Inc	1,854
424	*	Par Pharmaceutical Cos, Inc	12,330
647	*	Parexel International Corp	14,965
1,837		PDL BioPharma, Inc	9,663
617	*	Peregrine Pharmaceuticals, Inc	895
1,408		PerkinElmer, Inc	32,581
960		Perrigo Co	61,651
98,433		Pfizer, Inc	1,690,095
1,248		Pharmaceutical Product Development, Inc	30,938
468	*	Pharmacyclics, Inc	3,772
351	*	Pharmasset, Inc	10,355
322	*	Pozen, Inc	2,280
300	*	Progenics Pharmaceuticals, Inc	1,515
409	*	Pure Bioscience	945
622	*	Questcor Pharmaceuticals, Inc	6,170
764	*	Regeneron Pharmaceuticals, Inc	20,934
517	*	Rigel Pharmaceuticals, Inc	4,348
722	*	Salix Pharmaceuticals Ltd	28,678
410	*	Sangamo Biosciences, Inc	1,406
630	*	Santarus, Inc	1,896
739	*	Savient Pharmaceuticals, Inc	16,901
450	*	Sciclone Pharmaceuticals, Inc	1,188
1,012	*	Seattle Genetics, Inc	15,716
805	*	Sequenom, Inc	5,643
310	*	SIGA Technologies, Inc	2,623
354	*	Somaxon Pharmaceuticals, Inc	1,377
394	*	Spectrum Pharmaceuticals, Inc	1,643
1,224	*	StemCells, Inc	1,016
703	*	SuperGen, Inc	1,469
614	*	Talecris Biotherapeutics Holdings Corp	14,048
286	*	Targacept, Inc	6,389
463		Techne Corp	28,581
750	*	Theravance, Inc	15,075
4,941	*	Thermo Electron Corp	236,574
596	*	United Therapeutics Corp	33,382
317	*	Vanda Pharmaceuticals, Inc	2,118
2,471	*	Vertex Pharmaceuticals, Inc	85,422
423	*	Vical, Inc	943
931	*	Viropharma, Inc	13,881
979	*	Vivus, Inc	6,550
1,080		Warner Chilcott plc	24,235
1,129	*	Waters Corp	79,911
1,347	*	Watson Pharmaceuticals, Inc	56,992

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
288	*	Xenoport, Inc	$2,048
599	*	ZIOPHARM Oncology, Inc	2,246
405	*	Zymogenetics, Inc	3,949

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	11,463,584

REAL ESTATE - 2.7%
483		Acadia Realty Trust	9,177
79		Agree Realty Corp	1,995
24		Alexander’s, Inc	7,579
602		Alexandria Real Estate Equities, Inc	42,140
2,025		AMB Property Corp	53,602
786		American Campus Communities, Inc	23,926
396		American Capital Agency Corp	10,522
7,458		Annaly Mortgage Management, Inc	131,261
1,428		Anworth Mortgage Asset Corp	10,182
1,446		Apartment Investment & Management Co (Class A)	30,915
131		Apollo Commercial Real Estate Finance, Inc	2,105
548	*	Ashford Hospitality Trust, Inc	4,959
672		Associated Estates Realty Corp	9,395
973		AvalonBay Communities, Inc	101,124
110	*	Avatar Holdings, Inc	2,099
1,291		BioMed Realty Trust, Inc	23,135
1,674		Boston Properties, Inc	139,143
1,550		Brandywine Realty Trust	18,988
720		BRE Properties, Inc (Class A)	29,880
806		Camden Property Trust	38,664
1,088		Capital Lease Funding, Inc	6,082
838		Capstead Mortgage Corp	9,109
3,368	*	CB Richard Ellis Group, Inc (Class A)	61,566
1,729		CBL & Associates Properties, Inc	22,581
1,018		Cedar Shopping Centers, Inc	6,189
105	*	Chatham Lodging Trust	1,954
93		Chesapeake Lodging Trust	1,521
10,634		Chimera Investment Corp	42,004
509		Cogdell Spencer, Inc	3,217
806		Colonial Properties Trust	13,049
175		Colony Financial, Inc	3,234
59		Consolidated-Tomoka Land Co	1,682
691		Corporate Office Properties Trust	25,781
1,078		Cousins Properties, Inc	7,697
158		CreXus Investment Corp	1,901
523		Cypress Sharpridge Investments, Inc	6,982
2,531		DCT Industrial Trust, Inc	12,123
2,398		Developers Diversified Realty Corp	26,906
1,854		DiamondRock Hospitality Co	17,594
1,048		Digital Realty Trust, Inc	64,662
1,381		Douglas Emmett, Inc	24,181
2,789		Duke Realty Corp	32,325
513		DuPont Fabros Technology, Inc	12,902
142		Dynex Capital, Inc	1,531
305		EastGroup Properties, Inc	11,401
684		Education Realty Trust, Inc	4,891
496		Entertainment Properties Trust	21,417
316		Equity Lifestyle Properties, Inc	17,216
415		Equity One, Inc	7,005
3,355		Equity Residential	159,596
363		Essex Property Trust, Inc	39,727
183		Excel Trust, Inc	2,062
1,040		Extra Space Storage, Inc	16,682
697		Federal Realty Investment Trust	56,917
1,067	*	FelCor Lodging Trust, Inc	4,908
1,135	*	First Industrial Realty Trust, Inc	5,754
447		First Potomac Realty Trust	6,705
1,536	*	Forest City Enterprises, Inc (Class A)	19,707

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
498	*	Forestar Real Estate Group, Inc	$8,491
839		Franklin Street Properties Corp	10,420
2,976	b	General Growth Properties, Inc	46,426
404		Getty Realty Corp	10,839
105		Gladstone Commercial Corp	1,802
1,568		Glimcher Realty Trust	9,643
297		Government Properties Income Trust	7,930
442		Hatteras Financial Corp	12,584
3,728		HCP, Inc	134,133
1,532		Health Care REIT, Inc	72,525
716		Healthcare Realty Trust, Inc	16,747
1,566		Hersha Hospitality Trust	8,112
856		Highwoods Properties, Inc	27,794
429		Home Properties, Inc	22,694
1,473		Hospitality Properties Trust	32,892
8,643		Host Marriott Corp	125,151
678		HRPT Properties Trust	17,357
843		Inland Real Estate Corp	7,005
352		Invesco Mortgage Capital, Inc	7,575
895		Investors Real Estate Trust	7,500
1,264	*	iStar Financial, Inc	3,868
506		Jones Lang LaSalle, Inc	43,652
255	*	Kennedy-Wilson Holdings, Inc	2,703
620		Kilroy Realty Corp	20,547
5,399		Kimco Realty Corp	85,034
715		Kite Realty Group Trust	3,175
904		LaSalle Hotel Properties	21,145
1,198		Lexington Corporate Properties Trust	8,578
1,259		Liberty Property Trust	40,162
249		LTC Properties, Inc	6,354
1,563		Macerich Co	67,131
947		Mack-Cali Realty Corp	30,976
579	*	Maguire Properties, Inc	1,448
1,127		Medical Properties Trust, Inc	11,428
3,378		MFA Mortgage Investments, Inc	25,774
339		Mid-America Apartment Communities, Inc	19,757
220		Mission West Properties, Inc	1,492
237		Monmouth Real Estate Investment Corp (Class A)	1,853
295		National Health Investors, Inc	12,998
999		National Retail Properties, Inc	25,085
1,404		Nationwide Health Properties, Inc	54,293
753	*	Newcastle Investment Corp	2,334
835		NorthStar Realty Finance Corp	3,123
499		NRDC Acquisition Corp	4,775
1,045		Omega Healthcare Investors, Inc	23,460
100		One Liberty Properties, Inc	1,591
259		Parkway Properties, Inc	3,833
233	*	Pebblebrook Hotel Trust	4,196
759		Pennsylvania Real Estate Investment Trust	9,002
204		Pennymac Mortgage Investment Trust	3,650
556		Piedmont Office Realty Trust, Inc	10,514
1,962		Plum Creek Timber Co, Inc	69,259
588		Post Properties, Inc	16,417
481		Potlatch Corp	16,354
5,741		Prologis	67,629
235		PS Business Parks, Inc	13,294
1,796		Public Storage, Inc	174,283
1,238	*	RAIT Investment Trust	2,043
459		Ramco-Gershenson Properties	4,916
964		Rayonier, Inc	48,316
1,234		Realty Income Corp	41,610
936		Redwood Trust, Inc	13,535
1,068		Regency Centers Corp	42,154

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
500		Resource Capital Corp	$3,175
133		Saul Centers, Inc	5,579
1,422		Senior Housing Properties Trust	33,417
3,651		Simon Property Group, Inc	338,593
929		SL Green Realty Corp	58,834
311		Sovran Self Storage, Inc	11,787
1,116	*	St. Joe Co	27,755
542		Starwood Property Trust, Inc	10,770
1,873	*	Strategic Hotels & Resorts, Inc	7,942
236		Sun Communities, Inc	7,245
1,224	*	Sunstone Hotel Investors, Inc	11,102
529		Tanger Factory Outlet Centers, Inc	24,937
659		Taubman Centers, Inc	29,398
156	*	Tejon Ranch Co	3,381
108	*	Terreno Realty Corp	1,968
408		Thomas Properties Group, Inc	1,457
308		Two Harbors Investment Corp	2,778
1,951		UDR, Inc	41,205
120		UMH Properties, Inc	1,289
200		Universal Health Realty Income Trust	6,882
213		Urstadt Biddle Properties, Inc (Class A)	3,851
1,389		U-Store-It Trust	11,598
1,860		Ventas, Inc	95,920
1,906		Vornado Realty Trust	163,019
287		Walter Investment Management Corp	5,020
704		Washington Real Estate Investment Trust	22,338
1,372		Weingarten Realty Investors	29,937
6,548		Weyerhaeuser Co	103,196
242		Winthrop Realty Trust	2,991

		TOTAL REAL ESTATE	4,190,277

RETAILING - 3.9%
3,078	*	1-800-FLOWERS.COM, Inc (Class A)	5,817
521	*	99 Cents Only Stores	9,836
873		Aaron Rents, Inc	16,107
1,092		Abercrombie & Fitch Co (Class A)	42,937
1,059		Advance Auto Parts	62,142
1,127	*	Aeropostale, Inc	26,203
4,306	*	Amazon.com, Inc	676,300
2,498		American Eagle Outfitters, Inc	37,370
122	*	America’s Car-Mart, Inc	3,072
671	*	AnnTaylor Stores Corp	13,581
359	*	Asbury Automotive Group, Inc	5,051
200	*	Audiovox Corp (Class A)	1,368
877	*	Autonation, Inc	20,390
346	*	Autozone, Inc	79,203
709		Barnes & Noble, Inc	11,493
380		Bebe Stores, Inc	2,740
3,170	*	Bed Bath & Beyond, Inc	137,610
4,150		Best Buy Co, Inc	169,445
334		Big 5 Sporting Goods Corp	4,482
961	*	Big Lots, Inc	31,953
158	*	Blue Nile, Inc	7,029
142	*	Bon-Ton Stores, Inc/the	1,444
792	*	Borders Group, Inc	942
482		Brown Shoe Co, Inc	5,529
310		Buckle, Inc	8,227
200	*	Build-A-Bear Workshop, Inc	1,210
535	*	Cabela’s, Inc	10,154
2,687	*	Carmax, Inc	74,860
514	*	Casual Male Retail Group, Inc	2,097
525		Cato Corp (Class A)	14,049
2,840	*	Charming Shoppes, Inc	9,997

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
2,122		Chico’s FAS, Inc	$22,323
335	*	Children’s Place Retail Stores, Inc	16,338
390		Christopher & Banks Corp	3,085
243	*	Citi Trends, Inc	5,883
657	*	Coldwater Creek, Inc	3,462
1,063	*	Collective Brands, Inc	17,157
100	*	Conn’s, Inc	465
108	*	Core-Mark Holding Co, Inc	3,344
59	*	Destination Maternity Corp	1,942
1,038	*	Dick’s Sporting Goods, Inc	29,106
550		Dillard’s, Inc (Class A)	13,002
804	*	Dollar General Corp	23,517
1,531	*	Dollar Tree, Inc	74,652
719	*	Dress Barn, Inc	17,076
969	*	Drugstore.Com	1,860
200	*	DSW, Inc (Class A)	5,740
2,472		Expedia, Inc	69,735
189	*	Express Parent LLC	2,875
1,628		Family Dollar Stores, Inc	71,892
681		Finish Line, Inc (Class A)	9,473
2,149		Foot Locker, Inc	31,225
480		Fred’s, Inc (Class A)	5,664
171		Gaiam, Inc (Class A)	1,144
1,843	*	GameStop Corp (Class A)	36,326
5,533		Gap, Inc	103,135
349	*	Genesco, Inc	10,428
1,912		Genuine Parts Co	85,256
300	*	Group 1 Automotive, Inc	8,964
756		Guess ?, Inc	30,716
353	*	Gymboree Corp	14,664
166		Haverty Furniture Cos, Inc	1,811
176	*	hhgregg, Inc	4,358
373	*	Hibbett Sports, Inc	9,306
20,394		Home Depot, Inc	646,083
450		Hot Topic, Inc	2,696
475	*	HSN, Inc	14,203
665	*	J Crew Group, Inc	22,357
3,034		JC Penney Co, Inc	82,464
317	*	Jo-Ann Stores, Inc	14,122
349	*	JOS A Bank Clothiers, Inc	14,871
145	*	Kirkland’s, Inc	2,010
3,696	*	Kohl’s Corp	194,706
7,198	*	Liberty Media Holding Corp (Interactive A)	98,685
3,240		Limited Brands, Inc	86,767
205		Lithia Motors, Inc (Class A)	1,966
1,720	*	LKQ Corp	35,776
17,377		Lowe’s Cos, Inc	387,333
278	*	Lumber Liquidators, Inc	6,830
5,081		Macy’s, Inc	117,320
257	*	MarineMax, Inc	1,809
593		Men’s Wearhouse, Inc	14,107
251	*	Midas, Inc	1,910
241		Monro Muffler, Inc	11,113
481	*	NetFlix, Inc	77,999
512	*	New York & Co, Inc	1,316
1,992		Nordstrom, Inc	74,102
414		Nutri/System, Inc	7,965
3,305	*	Office Depot, Inc	15,203
1,103	*	OfficeMax, Inc	14,438

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

482	*	Orbitz Worldwide, Inc	$3,037
1,637	*	O’Reilly Automotive, Inc	87,088
176	*	Overstock.com, Inc	2,767
886	*	Pacific Sunwear Of California, Inc	4,634
500	*	Penske Auto Group, Inc	6,600
614		PEP Boys - Manny Moe & Jack	6,496
278		PetMed Express, Inc	4,865
1,427		Petsmart, Inc	49,945
1,378	*	Pier 1 Imports, Inc	11,286
568	*	Priceline.com, Inc	197,857
1,485		RadioShack Corp	31,675
793		Rent-A-Center, Inc	17,747
298	*	Retail Ventures, Inc	3,206
1,475		Ross Stores, Inc	80,565
180	*	Rue21, Inc	4,646
1,641	*	Saks, Inc	14,113
1,125	*	Sally Beauty Holdings, Inc	12,600
546	*	Sears Holdings Corp	39,388
660	*	Select Comfort Corp	4,475
66	*	Shoe Carnival, Inc	1,335
322	*	Shutterfly, Inc	8,369
1,056	*	Signet Jewelers Ltd	33,517
481	*	Sonic Automotive, Inc (Class A)	4,728
411		Stage Stores, Inc	5,343
8,788		Staples, Inc	183,845
200	*	Stein Mart, Inc	1,766
151		Systemax, Inc	1,854
846	*	Talbots, Inc	11,083
8,868		Target Corp	473,907
1,496		Tiffany & Co	70,297
4,913		TJX Companies, Inc	219,267
864		Tractor Supply Co	34,266
228	*	Tuesday Morning Corp	1,088
377	*	Ulta Salon Cosmetics & Fragrance, Inc	11,008
1,468	*	Urban Outfitters, Inc	46,154
150	*	US Auto Parts Network, Inc	1,230
174	*	Vitacost.com, Inc	1,046
191	*	Vitamin Shoppe, Inc	5,243
178	*	West Marine, Inc	1,808
1,045	*	Wet Seal, Inc (Class A)	3,543
1,135		Williams-Sonoma, Inc	35,980
245	*	Zumiez, Inc	5,184

		TOTAL RETAILING	5,921,564

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
313	*	Actel Corp	4,992
395	*	Advanced Analogic Technologies, Inc	1,386
504	*	Advanced Energy Industries, Inc	6,582
7,126	*	Advanced Micro Devices, Inc	50,666
3,633		Altera Corp	109,571
1,245	*	Amkor Technology, Inc	8,180
891	*	Anadigics, Inc	5,426
3,928		Analog Devices, Inc	123,261
16,178		Applied Materials, Inc	188,959
891	*	Applied Micro Circuits Corp	8,910
841	*	Atheros Communications, Inc	22,160
5,300	*	Atmel Corp	42,188
395	*	ATMI, Inc	5,870
1,280	*	Avago Technologies Ltd	28,813
1,218	*	Axcelis Technologies, Inc	2,351
373	*	AXT, Inc	2,469
5,979		Broadcom Corp (Class A)	211,597
831	*	Brooks Automation, Inc	5,576
285	*	Cabot Microelectronics Corp	9,171
534	*	Cavium Networks, Inc	15,358
234	*	Ceva, Inc	3,346
821	*	Cirrus Logic, Inc	14,647
280		Cohu, Inc	3,525
955	*	Conexant Systems, Inc	1,566
1,286	*	Cree, Inc	69,817

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

364	*	Cymer, Inc	$13,497
1,971	*	Cypress Semiconductor Corp	24,795
395	*	Diodes, Inc	6,751
289	*	DSP Group, Inc	2,023
585	*	Energy Conversion Devices, Inc	2,937
1,363	*	Entegris, Inc	6,365
903	*	Entropic Communications, Inc	8,669
2,598	*	Evergreen Solar, Inc	1,907
520	*	Exar Corp	3,115
1,414	*	Fairchild Semiconductor International, Inc	13,292
451	*	FEI Co	8,826
737	*	First Solar, Inc	108,597
593	*	Formfactor, Inc	5,100
383	*	FSI International, Inc	1,019
234	*	GSI Technology, Inc	1,341
760	*	GT Solar International, Inc	6,361
319	*	Hittite Microwave Corp	15,200
1,945	*	Integrated Device Technology, Inc	11,378
306	*	Integrated Silicon Solution, Inc	2,635
67,561		Intel Corp	1,299,198
853	*	International Rectifier Corp	17,990
1,411		Intersil Corp (Class A)	16,495
257	*	IXYS Corp	2,454
2,049		Kla-Tencor Corp	72,186
800	*	Kopin Corp	2,840
848	*	Kulicke & Soffa Industries, Inc	5,249
1,524	*	Lam Research Corp	63,779
1,300	*	Lattice Semiconductor Corp	6,175
2,683		Linear Technology Corp	82,449
7,838	*	LSI Logic Corp	35,741
1,753	*	LTX-Credence Corp	3,664
6,444	*	Marvell Technology Group Ltd	112,834
609	*	Mattson Technology, Inc	1,675
3,678		Maxim Integrated Products, Inc	68,080
87	*	MaxLinear, Inc	976
2,748	*	MEMC Electronic Materials, Inc	32,756
797		Micrel, Inc	7,858
2,218		Microchip Technology, Inc	69,756
10,253	*	Micron Technology, Inc	73,924
1,063	*	Microsemi Corp	18,230
1,000	*	Microtune, Inc	2,900
378	*	Mindspeed Technologies, Inc	2,937
436	*	MIPS Technologies, Inc	4,242
604	*	MKS Instruments, Inc	10,860
407	*	Monolithic Power Systems, Inc	6,646
316	*	MoSys, Inc	1,542
214	*	Nanometrics, Inc	3,221
2,758		National Semiconductor Corp	35,220
753	*	Netlogic Microsystems, Inc	20,768
1,139	*	Novellus Systems, Inc	30,275
55	*	NVE Corp	2,367
6,799	*	Nvidia Corp	79,412
634	*	Omnivision Technologies, Inc	14,607
4,849	*	ON Semiconductor Corp	34,961
268	*	PDF Solutions, Inc	992
304	*	Pericom Semiconductor Corp	2,642
666	*	Photronics, Inc	3,523
410	*	PLX Technology, Inc	1,484
2,763	*	PMC - Sierra, Inc	20,336
297		Power Integrations, Inc	9,442
1,317	*	Rambus, Inc	27,446
3,137	*	RF Micro Devices, Inc	19,261
149	*	Rubicon Technology, Inc	3,381
351	*	Rudolph Technologies, Inc	2,917
936	*	Semtech Corp	18,898
373	*	Sigma Designs, Inc	4,286
1,131	*	Silicon Image, Inc	5,406
555	*	Silicon Laboratories, Inc	20,341
2,126	*	Skyworks Solutions, Inc	43,966
155	*	Spansion, Inc	2,320
300	*	Standard Microsystems Corp	6,843

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,166	*	Sunpower Corp (Class A)	$16,790
100	*	Supertex, Inc	2,212
2,167	*	Teradyne, Inc	24,140
605	*	Tessera Technologies, Inc	11,193
15,189		Texas Instruments, Inc	412,229
598	*	Trident Microsystems, Inc	1,023
1,986	*	Triquint Semiconductor, Inc	19,066
267	*	Ultra Clean Holdings	2,302
283	*	Ultratech, Inc	4,839
881	*	Varian Semiconductor Equipment Associates, Inc	25,355
512	*	Veeco Instruments, Inc	17,853
288	*	Volterra Semiconductor Corp	6,198
3,116		Xilinx, Inc	82,917
619	*	Zoran Corp	4,729

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	4,258,792

SOFTWARE & SERVICES - 8.7%
7,363		Accenture plc	312,854
400	*	ACI Worldwide, Inc	8,956
6,249		Activision Blizzard, Inc	67,614
620	*	Actuate Corp	3,193
820	*	Acxiom Corp	13,005
6,341	*	Adobe Systems, Inc	165,818
187	*	Advent Software, Inc	9,760
2,185	*	Akamai Technologies, Inc	109,643
642	*	Alliance Data Systems Corp	41,897
2,552	*	Amdocs Ltd	73,140
276	*	American Software, Inc (Class A)	1,628
224	*	Ancestry.com, Inc	5,098
1,083	*	Ansys, Inc	45,757
1,288	*	AOL, Inc	31,878
146	*	Archipelago Learning, Inc	1,748
297	*	ArcSight, Inc	12,937
1,084	*	Ariba, Inc	20,488
1,879	*	Art Technology Group, Inc	7,760
756	*	Aspen Technology, Inc	7,840
2,757	*	Autodesk, Inc	88,141
6,249		Automatic Data Processing, Inc	262,645
538		Blackbaud, Inc	12,934
426	*	Blackboard, Inc	15,353
2,184	*	BMC Software, Inc	88,408
300	*	Bottomline Technologies, Inc	4,608
1,693		Broadridge Financial Solutions, Inc	38,719
4,682		CA, Inc	98,884
372	*	CACI International, Inc (Class A)	16,837
3,247	*	Cadence Design Systems, Inc	24,775
75		Cass Information Systems, Inc	2,573
404	*,b	CDC Corp	1,709
834	*	Ciber, Inc	2,510
2,238	*	Citrix Systems, Inc	152,721
3,779	*	Cognizant Technology Solutions Corp (Class A)	243,632
487	*	Commvault Systems, Inc	12,677
1,859		Computer Sciences Corp	85,514
174	*	Computer Task Group, Inc	1,329
2,948	*	Compuware Corp	25,146
276	*	comScore, Inc	6,492
491	*	Concur Technologies, Inc	24,275
342	*	Constant Contact, Inc	7,329
1,260	*	Convergys Corp	13,167
485	*	CSG Systems International, Inc	8,842
485	*	DealerTrack Holdings, Inc	8,284
235	*	Deltek, Inc	1,882
229	*	DemandTec, Inc	2,155
303		Diamond Management & Technology Consultants, Inc	3,788
187	*	Dice Holdings, Inc	1,586
453	*	Digital River, Inc	15,420
259	*	DivX, Inc	2,468
85	*	DMRC Corp	1,994
426		DST Systems, Inc	19,102
1,405		Earthlink, Inc	12,771

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

13,882	*	eBay, Inc	$338,721
322	*	Ebix, Inc	7,551
134	*	Echo Global Logistics, Inc	1,711
4,017	*	Electronic Arts, Inc	65,999
698	*	Epicor Software Corp	6,073
405		EPIQ Systems, Inc	4,965
542	*	Equinix, Inc	55,474
589	*	Euronet Worldwide, Inc	10,596
250	*	ExlService Holdings, Inc	4,863
586		Factset Research Systems, Inc	47,542
602		Fair Isaac Corp	14,845
313	*	FalconStor Software, Inc	958
3,177		Fidelity National Information Services, Inc	86,192
1,403		First American Corp	26,881
1,837	*	Fiserv, Inc	98,867
178	*	Forrester Research, Inc	5,888
478	*	Fortinet, Inc	11,950
882	*	Gartner, Inc	25,966
794	*	Genpact Ltd	14,078
483	*	Global Cash Access, Inc	1,971
998		Global Payments, Inc	42,804
2,975	*	Google, Inc (Class A)	1,564,225
749	*	GSI Commerce, Inc	18,500
476	*	Hackett Group, Inc	1,966
451		Heartland Payment Systems, Inc	6,864
1,062	*	Hewitt Associates, Inc (Class A)	53,557
1,091	*	IAC/InterActiveCorp	28,661
213		iGate Corp	3,864
1,047	*	Informatica Corp	40,215
367	*	Infospace, Inc	3,178
174	*	Integral Systems, Inc	1,284
144	*	Interactive Intelligence, Inc	2,534
538	*	Internap Network Services Corp	2,642
15,633		International Business Machines Corp	2,097,010
333	*	Internet Brands, Inc (Class A)	4,422
405	*	Internet Capital Group, Inc	4,467
3,377	*	Intuit, Inc	147,946
544	*	j2 Global Communications, Inc	12,942
1,014		Jack Henry & Associates, Inc	25,857
480	*	JDA Software Group, Inc	12,173
276	*	Kenexa Corp	4,836
168		Keynote Systems, Inc	1,952
239	*	KIT Digital, Inc	2,866
298	*	Knot, Inc	2,721
1,649	*	Lawson Software, Inc	13,967
1,154		Lender Processing Services, Inc	38,347
884	*	Limelight Networks, Inc	5,198
704	*	Lionbridge Technologies	3,027
163	*	Liquidity Services, Inc	2,610
493	*	Liveperson, Inc	4,141
201	*	Local.com Corp	888
179	*	LogMeIn, Inc	6,440
297	*	LoopNet, Inc	3,516
629	*	Magma Design Automation, Inc	2,327
311	*	Manhattan Associates, Inc	9,128
292	*	Mantech International Corp (Class A)	11,563
206		Marchex, Inc (Class B)	1,123
1,223		Mastercard, Inc (Class A)	273,952
241		MAXIMUS, Inc	14,841
1,903	*	McAfee, Inc	89,936
1,291	*	Mentor Graphics Corp	13,646
968	*	Micros Systems, Inc	40,975
93,336		Microsoft Corp	2,285,800
100	*	MicroStrategy, Inc (Class A)	8,661
529	*	ModusLink Global Solutions, Inc	3,359
991	*	MoneyGram International, Inc	2,418
165	*	Monotype Imaging Holdings, Inc	1,510
1,517	*	Monster Worldwide, Inc	19,660
2,786	*	Move, Inc	6,213
74	*	NCI, Inc (Class A)	1,400
341	*	Netscout Systems, Inc	6,994

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

201	*	NetSuite, Inc	$4,738
874	*	NeuStar, Inc (Class A)	21,728
612		NIC, Inc	5,073
4,067	*	Novell, Inc	24,280
2,735	*	Nuance Communications, Inc	42,775
222	*	Online Resources Corp	986
190	*	OpenTable, Inc	12,935
1,006	*	Openwave Systems, Inc	1,710
155		Opnet Technologies, Inc	2,813
46,572		Oracle Corp	1,250,459
1,404	*	Parametric Technology Corp	27,434
3,887		Paychex, Inc	106,854
162		Pegasystems, Inc	5,030
320	*	Perficient, Inc	2,925
476	*	Progress Software Corp	15,756
147	*	PROS Holdings, Inc	1,364
108		QAD, Inc	449
160	*	QLIK Technologies, Inc	3,528
719	*	Quest Software, Inc	17,680
124	*	QuinStreet, Inc	1,864
1,165	*	Rackspace Hosting, Inc	30,267
353	*	Radiant Systems, Inc	6,036
170	*	RealD, Inc	3,143
1,196	*	RealNetworks, Inc	3,899
170	*	RealPage, Inc	3,244
2,509	*	Red Hat, Inc	102,869
100		Renaissance Learning, Inc	1,019
200	*	RightNow Technologies, Inc	3,940
127	*	Rosetta Stone, Inc	2,697
1,230	*	Rovi Corp	62,004
792	*	S1 Corp	4,126
286	*	Saba Software, Inc	1,556
3,460	*	SAIC, Inc	55,291
1,389	*	Salesforce.com, Inc	155,291
1,239		Sapient Corp	14,831
423	*	SAVVIS, Inc	8,917
527	*	Smith Micro Software, Inc	5,238
424	*	SolarWinds, Inc	7,318
839		Solera Holdings, Inc	37,050
306	*	Sonic Solutions, Inc	3,482
328	*	Sourcefire, Inc	9,460
501	*	SRA International, Inc (Class A)	9,880
132	*	SRS Labs, Inc	1,233
154	*	SS&C Technologies Holdings, Inc	2,433
192	*	Stamps.com, Inc	2,496
759	*	SuccessFactors, Inc	19,058
513	*	SupportSoft, Inc	2,350
9,625	*	Symantec Corp	146,011
203	*	Synchronoss Technologies, Inc	3,615
1,849	*	Synopsys, Inc	45,800
140		Syntel, Inc	6,230
925	*	Take-Two Interactive Software, Inc	9,380
481	*	Taleo Corp (Class A)	13,944
177	*	TechTarget, Inc	929
370	*	TeleCommunication Systems, Inc (Class A)	1,447
455	*	TeleTech Holdings, Inc	6,752
2,016	*	Teradata Corp	77,737
704	*	Terremark Worldwide, Inc	7,279
787	*	THQ, Inc	3,164
2,110	*	TIBCO Software, Inc	37,431
207	*	Tier Technologies, Inc	1,147
1,259	*	TiVo, Inc	11,407
303	*	TNS, Inc	5,136
1,957		Total System Services, Inc	29,825
432	*	Tyler Technologies, Inc	8,709
295	*	Ultimate Software Group, Inc	11,399
181	*	Unica Corp	3,797
586	*	Unisys Corp	16,349
1,056		United Online, Inc	6,040
1,094	*	Valueclick, Inc	14,310
248	*	Vasco Data Security International	1,612
1,025	*	VeriFone Holdings, Inc	31,847

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,200	*	VeriSign, Inc	$69,828
385		VirnetX Holding Corp	5,652
156	*	Virtusa Corp	1,512
5,622		Visa, Inc (Class A)	417,490
527	*	VistaPrint Ltd	20,369
867	*	VMware, Inc (Class A)	73,643
202	*	Vocus, Inc	3,733
947	*	Wave Systems Corp	2,121
648	*	WebMD Health Corp (Class A)	32,316
564	*	Websense, Inc	10,005
8,141		Western Union Co	143,851
465	*	Wright Express Corp	16,605
16,554	*	Yahoo!, Inc	234,570
743	*	Zix Corp	2,110

		TOTAL SOFTWARE & SERVICES	13,684,512

TECHNOLOGY HARDWARE & EQUIPMENT - 6.9%
529	*	Acme Packet, Inc	20,070
1,296	*	ADC Telecommunications, Inc	16,420
743		Adtran, Inc	26,228
4,191	*	Agilent Technologies, Inc	139,853
400	*	Agilysys, Inc	2,600
2,092		Amphenol Corp (Class A)	102,465
200	*	Anaren, Inc	3,358
356	*	Anixter International, Inc	19,220
11,075	*	Apple, Inc	3,142,530
1,549	*	Arris Group, Inc	15,134
1,424	*	Arrow Electronics, Inc	38,064
878	*	Aruba Networks, Inc	18,737
424	*	Avid Technology, Inc	5,559
1,830	*	Avnet, Inc	49,428
583		AVX Corp	8,057
100		Bel Fuse, Inc (Class B)	2,082
750	*	Benchmark Electronics, Inc	12,300
386	*	BigBand Networks, Inc	1,096
226		Black Box Corp	7,246
479	*	Blue Coat Systems, Inc	11,525
592	*	Bookham, Inc	9,478
840	*	Brightpoint, Inc	5,872
5,354	*	Brocade Communications Systems, Inc	31,267
500	*	Checkpoint Systems, Inc	10,175
1,099	*	Ciena Corp	17,111
69,739	*	Cisco Systems, Inc	1,527,285
633	*	Cogent, Inc	6,735
459		Cognex Corp	12,310
306	*	Coherent, Inc	12,243
1,138	*	CommScope, Inc	27,016
283	*	Compellent Technologies, Inc	5,145
330	*	Comtech Telecommunications Corp	9,026
250	*	Comverge, Inc	1,965
18,796		Corning, Inc	343,590
94	*	CPI International, Inc	1,316
347	*	Cray, Inc	2,290
409		CTS Corp	3,935
423		Daktronics, Inc	4,154
160		DDi Corp	1,478
20,497	*	Dell, Inc	265,641
300	*	DG FastChannel, Inc	6,525
772		Diebold, Inc	24,001
400	*	Digi International, Inc	3,796
633	*	Dolby Laboratories, Inc (Class A)	35,961
179	*	DTS, Inc	6,832
330	*	Echelon Corp	2,822
485	*	EchoStar Corp (Class A)	9,254
248		Electro Rent Corp	3,293
300	*	Electro Scientific Industries, Inc	3,333
630	*	Electronics for Imaging, Inc	7,636
24,755	*	EMC Corp	502,774
161	*	EMS Technologies, Inc	2,999

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,000	*	Emulex Corp	$10,440
1,016	*	Extreme Networks, Inc	3,160
1,045	*	F5 Networks, Inc	108,481
163	*	FARO Technologies, Inc	3,555
908	*	Finisar Corp	17,061
1,836	*	Flir Systems, Inc	47,185
299	*	Gerber Scientific, Inc	1,845
228	*	Globecomm Systems, Inc	1,908
1,150	*	Harmonic, Inc	7,912
1,563		Harris Corp	69,225
670	*	Harris Stratex Networks, Inc (Class A)	2,740
28,241		Hewlett-Packard Co	1,188,098
71	*	Hughes Communications, Inc	1,935
285	*	Hutchinson Technology, Inc	989
543	*	Hypercom Corp	3,530
154	*	ICx Technologies, Inc	1,163
400	*	Imation Corp	3,732
289	*	Immersion Corp	1,708
1,220	*	Infinera Corp	14,237
2,058	*	Ingram Micro, Inc (Class A)	34,698
655	*	Insight Enterprises, Inc	10,244
564	*	InterDigital, Inc	16,700
745	*	Intermec, Inc	9,134
278	*	Intevac, Inc	2,783
314	*	IPG Photonics Corp	7,580
301	*	Isilon Systems, Inc	6,706
477	*	Itron, Inc	29,207
345	*	Ixia	4,278
2,188		Jabil Circuit, Inc	31,529
2,562	*	JDS Uniphase Corp	31,743
6,334	*	Juniper Networks, Inc	192,237
138		Keithley Instruments, Inc	2,968
172	*	KVH Industries, Inc	2,582
908	*	L-1 Identity Solutions, Inc	10,651
972	*	Lexmark International, Inc (Class A)	43,371
261	*	Littelfuse, Inc	11,406
124	*	Loral Space & Communications, Inc	6,473
315	*	Maxwell Technologies, Inc	4,602
114	*	Measurement Specialties, Inc	2,107
223	*	Mercury Computer Systems, Inc	2,683
447		Methode Electronics, Inc	4,059
1,076	*	Microvision, Inc	2,356
1,592		Molex, Inc	33,321
27,991	*	Motorola, Inc	238,763
221		MTS Systems Corp	6,851
160	*	Multi-Fineline Electronix, Inc	3,518
650		National Instruments Corp	21,229
2,098	*	NCR Corp	28,596
4,151	*	NetApp, Inc	206,678
572	*	Netezza Corp	15,415
400	*	Netgear, Inc	10,804
455	*	Network Engines, Inc	664
357	*	Network Equipment Technologies, Inc	1,232
407	*	Newport Corp	4,615
435	*	Novatel Wireless, Inc	3,428
252	*	Oplink Communications, Inc	5,000
205	*	OpNext, Inc	322
185	*	OSI Systems, Inc	6,719
232		Park Electrochemical Corp	6,111
237	*	PC-Tel, Inc	1,455
554		Plantronics, Inc	18,714
511	*	Plexus Corp	14,998
1,022	*	Polycom, Inc	27,880
851	*	Power-One, Inc	7,736
1,294	*	Powerwave Technologies, Inc	2,355
343	*	Presstek, Inc	751
1,437	*	QLogic Corp	25,349
20,118		Qualcomm, Inc	907,725
2,574	*	Quantum Corp	5,457
301	*	Rackable Systems, Inc	2,336
187	*	Radisys Corp	1,762

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

181		Richardson Electronics Ltd	$1,901
113	*	Rimage Corp	1,858
759	*	Riverbed Technology, Inc	34,595
383	*	Rofin-Sinar Technologies, Inc	9,721
200	*	Rogers Corp	6,296
2,765	*	SanDisk Corp	101,337
958	*	Sanmina-SCI Corp	11,573
321	*	Scansource, Inc	8,905
334	*	Seachange International, Inc	2,475
5,891	*	Seagate Technology, Inc	69,396
495	*	ShoreTel, Inc	2,455
549	*	Smart Modular Technologies WWH, Inc	3,310
3,028	*	Sonus Networks, Inc	10,689
153	*	Spectrum Control, Inc	2,252
488	*	STEC, Inc	6,076
234	*	Stratasys, Inc	6,486
258	*	Super Micro Computer, Inc	2,681
234		Sycamore Networks, Inc	7,584
396	*	Symmetricom, Inc	2,265
424	*	Synaptics, Inc	11,931
233	*	SYNNEX Corp	6,557
616	*	Tech Data Corp	24,825
579		Technitrol, Inc	2,553
806	*	Tekelec	10,446
4,811		Tellabs, Inc	35,842
1,441	*	Trimble Navigation Ltd	50,493
971	*	TTM Technologies, Inc	9,506
364	*	Universal Display Corp	8,554
1,960	*	Utstarcom, Inc	4,253
399	*	Viasat, Inc	16,403
2,260	*	Vishay Intertechnology, Inc	21,877
161	*	Vishay Precision Group, Inc	2,513
2,759	*	Western Digital Corp	78,328
16,550		Xerox Corp	171,293
391	*	X-Rite, Inc	1,482
359	*	Xyratex Ltd	5,328
721	*	Zebra Technologies Corp (Class A)	24,254
198	*	Zygo Corp	1,940

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	10,898,248

TELECOMMUNICATION SERVICES - 2.9%
271	*	AboveNet, Inc	14,116
463		Alaska Communications Systems Group, Inc	4,699
5,078	*	American Tower Corp (Class A)	260,297
72,036		AT&T, Inc	2,060,231
105		Atlantic Tele-Network, Inc	5,170
277	*	Cbeyond Communications, Inc	3,554
3,619		CenturyTel, Inc	142,806
3,005	*	Cincinnati Bell, Inc	8,023
1,803	*	Clearwire Corp (Class A)	14,586
706	*	Cogent Communications Group, Inc	6,686
305		Consolidated Communications Holdings, Inc	5,694
3,497	*	Crown Castle International Corp	154,393
568	*	FiberTower Corp	2,408
13,108		Frontier Communications Corp	107,092
464	*	General Communication, Inc (Class A)	4,626
358	*	Global Crossing Ltd	4,604
869	*	Globalstar, Inc	1,512
1,150	*	ICO Global Communications Holdings Ltd (Class A)	1,886
164	*	IDT Corp (Class B)	2,918
406	*	Iridium Communications, Inc	3,467
710	*	Leap Wireless International, Inc	8,769
19,656	*	Level 3 Communications, Inc	18,424
3,026	*	MetroPCS Communications, Inc	31,652
391	*	Neutral Tandem, Inc	4,672
2,003	*	NII Holdings, Inc (Class B)	82,323
363		NTELOS Holdings Corp	6,142
1,409	*	PAETEC Holding Corp	5,791
762	*	Premiere Global Services, Inc	5,395
20,325		Qwest Communications International, Inc	127,438

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,392	*	SBA Communications Corp (Class A)	$56,098
364		Shenandoah Telecom Co	6,614
35,612	*	Sprint Nextel Corp	164,884
823	*	Syniverse Holdings, Inc	18,657
1,017		Telephone & Data Systems, Inc	33,358
1,772	*	tw telecom inc (Class A)	32,906
200	*	US Cellular Corp	9,194
250		USA Mobility, Inc	4,008
34,592		Verizon Communications, Inc	1,127,353
1,236	*	Vonage Holdings Corp	3,152
5,817		Windstream Corp	71,491

		TOTAL TELECOMMUNICATION SERVICES	4,627,089

TRANSPORTATION - 2.0%
776	*	Air Transport Services Group, Inc	4,726
2,595	*	Airtran Holdings, Inc	19,073
431	*	Alaska Air Group, Inc	21,994
464		Alexander & Baldwin, Inc	16,166
191		Allegiant Travel Co	8,083
100	*	Amerco, Inc	7,948
168	*	American Commercial Lines, Inc	4,684
4,021	*	AMR Corp	25,212
300		Arkansas Best Corp	7,269
331	*	Atlas Air Worldwide Holdings, Inc	16,649
1,259	*	Avis Budget Group, Inc	14,667
198		Baltic Trading Ltd	2,180
250	*	Celadon Group, Inc	3,453
1,997		CH Robinson Worldwide, Inc	139,630
1,714	*	Continental Airlines, Inc (Class B)	42,576
648		Con-way, Inc	20,082
371		Copa Holdings S.A. (Class A)	20,001
4,688		CSX Corp	259,340
9,752	*	Delta Air Lines, Inc	113,513
347	*	Dollar Thrifty Automotive Group, Inc	17,399
121	*	Dynamex, Inc	1,845
930	*	Eagle Bulk Shipping, Inc	4,855
469	*	Excel Maritime Carriers Ltd	2,636
2,563		Expeditors International Washington, Inc	118,487
3,773		FedEx Corp	322,592
348		Forward Air Corp	9,048
344	*	Genco Shipping & Trading Ltd	5,483
480	*	Genesee & Wyoming, Inc (Class A)	20,827
633	*	Hawaiian Holdings, Inc	3,792
666		Heartland Express, Inc	9,903
2,251	*	Hertz Global Holdings, Inc	23,838
369		Horizon Lines, Inc (Class A)	1,550
500	*	Hub Group, Inc (Class A)	14,630
64		International Shipholding Corp	1,807
1,049		J.B. Hunt Transport Services, Inc	36,400
2,933	*	JetBlue Airways Corp	19,622
1,198	*	Kansas City Southern Industries, Inc	44,817
624	*	Kirby Corp	24,997
691		Knight Transportation, Inc	13,357
605		Landstar System, Inc	23,365
384		Marten Transport Ltd	8,901
4,457		Norfolk Southern Corp	265,237
496	*	Old Dominion Freight Line	12,608
443	*	Pacer International, Inc	2,676
96	*	Park-Ohio Holdings Corp	1,277
16	*	Patriot Transportation Holding, Inc	1,122
219	*	Pinnacle Airlines	1,189
308	*	RailAmerica, Inc	2,966
421	*	Republic Airways Holdings, Inc	3,486
125	*	Roadrunner Transportation Services Holdings, Inc	1,355
655		Ryder System, Inc	28,014
133	*	Saia, Inc	1,986
692		Skywest, Inc	9,660
8,968		Southwest Airlines Co	117,212
2,024	*	UAL Corp	47,827
833	*	Ultrapetrol Bahamas Ltd	5,348

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

6,258		Union Pacific Corp	$511,905
8,805		United Parcel Service, Inc (Class B)	587,206
68		Universal Truckload Services, Inc	1,065
2,013	*	US Airways Group, Inc	18,620
90	*	USA Truck, Inc	1,348
1,203		UTI Worldwide, Inc	19,344
511		Werner Enterprises, Inc	10,470

		TOTAL TRANSPORTATION	3,129,318

UTILITIES - 3.7%
8,046	*	AES Corp	91,323
939		AGL Resources, Inc	36,020
2,021		Allegheny Energy, Inc	49,555
376		Allete, Inc	13,698
1,335		Alliant Energy Corp	48,527
2,870		Ameren Corp	81,508
5,768		American Electric Power Co, Inc	208,975
225		American States Water Co	8,051
2,099		American Water Works Co, Inc	48,844
1,685		Aqua America, Inc	34,374
77		Artesian Resources Corp	1,468
1,066		Atmos Energy Corp	31,181
658		Avista Corp	13,739
446		Black Hills Corp	13,915
130	*	Cadiz, Inc	1,334
234		California Water Service Group	8,646
4,146	*	Calpine Corp	51,618
5,061		Centerpoint Energy, Inc	79,559
110		Central Vermont Public Service Corp	2,219
250		CH Energy Group, Inc	11,040
107		Chesapeake Utilities Corp	3,876
757		Cleco Corp	22,422
2,771		CMS Energy Corp	49,933
98		Connecticut Water Service, Inc	2,347
3,410		Consolidated Edison, Inc	164,430
160		Consolidated Water Co, Inc	1,517
2,226		Constellation Energy Group, Inc	71,766
7,445		Dominion Resources, Inc	325,050
1,431		DPL, Inc	37,392
2,029		DTE Energy Co	93,192
16,453		Duke Energy Corp	291,383
1,127	*	Dynegy, Inc (Class A)	5,488
3,925		Edison International	134,981
600	*	El Paso Electric Co	14,268
648		Empire District Electric Co	13,057
866		Energen Corp	39,593
2,280		Entergy Corp	174,488
8,234		Exelon Corp	350,604
3,670		FirstEnergy Corp	141,442
4,993		FPL Group, Inc	271,569
1,633		Great Plains Energy, Inc	30,864
1,196		Hawaiian Electric Industries, Inc	26,958
604		Idacorp, Inc	21,696
926		Integrys Energy Group, Inc	48,208
605		ITC Holdings Corp	37,661
250		Laclede Group, Inc	8,605
2,209		MDU Resources Group, Inc	44,070
287		MGE Energy, Inc	11,362
155		Middlesex Water Co	2,610
1,738	*	Mirant Corp	17,310
864		National Fuel Gas Co	44,763
495		New Jersey Resources Corp	19,414
545		Nicor, Inc	24,972
3,108		NiSource, Inc	54,079
2,119		Northeast Utilities	62,659
333		Northwest Natural Gas Co	15,801
435		NorthWestern Corp	12,398
3,121	*	NRG Energy, Inc	64,979
1,328		NSTAR	52,257

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,662		NV Energy, Inc	$35,005
1,121		OGE Energy Corp	44,694
1,273		Oneok, Inc	57,335
240		Ormat Technologies, Inc	7,001
540		Otter Tail Corp	11,011
2,652		Pepco Holdings, Inc	49,327
4,484		PG&E Corp	203,663
877		Piedmont Natural Gas Co, Inc	25,433
1,246		Pinnacle West Capital Corp	51,422
1,049		PNM Resources, Inc	11,948
906		Portland General Electric Co	18,374
5,803		PPL Corp	158,016
3,457		Progress Energy, Inc	153,560
6,091		Public Service Enterprise Group, Inc	201,490
2,092		Questar Corp	36,673
4,240	*	Reliant Energy, Inc	15,052
1,360		SCANA Corp	54,835
2,983		Sempra Energy	160,485
138		SJW Corp	3,399
377		South Jersey Industries, Inc	18,650
10,255		Southern Co	381,895
542		Southwest Gas Corp	18,206
2,445		TECO Energy, Inc	42,347
1,315		UGI Corp	37,622
353		UIL Holdings Corp	9,940
432		Unisource Energy Corp	14,442
126		Unitil Corp	2,766
980		Vectren Corp	25,353
1,310		Westar Energy, Inc	31,741
625		WGL Holdings, Inc	23,613
1,408		Wisconsin Energy Corp	81,382
5,535		Xcel Energy, Inc	127,139
142		York Water Co	2,276

		TOTAL UTILITIES	5,761,153

		TOTAL COMMON STOCKS (Cost $156,409,082)	156,417,182

		TOTAL INVESTMENTS - 99.6% (Cost $156,409,082)	156,417,182
		OTHER ASSETS & LIABILITIES, NET - 0.4%	571,346

		NET ASSETS - 100.0%	$156,988,528

Abbreviation(s):

ADR American Depositary Receipt

REIT Real Estate Investment Trust

*	Non-income producing.

b	In bankruptcy.

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

TIAA-CREF LIFE FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%
AUTOMOBILES & COMPONENTS - 1.4%
749	*	American Axle & Manufacturing Holdings, Inc	$6,756
400	*	BorgWarner, Inc	21,048
18,644	*	Ford Motor Co	228,203
64	*	Fuel Systems Solutions, Inc	2,503
457		Gentex Corp	8,916
1,360		Harley-Davidson, Inc	38,678
3,710		Johnson Controls, Inc	113,156
292	*	Modine Manufacturing Co	3,787
77		Spartan Motors, Inc	357
339		Superior Industries International, Inc	5,858
890	*	Tenneco, Inc	25,783

		TOTAL AUTOMOBILES & COMPONENTS	455,045

BANKS - 4.4%
125		Bank of Hawaii Corp	5,615
4,418		BB&T Corp	106,385
3,121	*	Citizens Republic Bancorp, Inc	2,812
225		City National Corp	11,941
852		Comerica, Inc	31,652
5,226		Fifth Third Bancorp	62,869
1,119	*	First Horizon National Corp	12,771
147		Fulton Financial Corp	1,332
1,473		Hudson City Bancorp, Inc	18,059
4,467		Keycorp	35,557
923		M&T Bank Corp	75,511
1,400		Marshall & Ilsley Corp	9,856
1,095		New York Community Bancorp, Inc	17,794
148		NewAlliance Bancshares, Inc	1,868
145		Old National Bancorp	1,523
189		People’s United Financial, Inc	2,474
200	*	PMI Group, Inc	734
2,543		PNC Financial Services Group, Inc	132,007
13,678	*	Popular, Inc	39,666
355		Provident Financial Services, Inc	4,388
220		Radian Group, Inc	1,720
6,193		Regions Financial Corp	45,023
3,383		SunTrust Banks, Inc	87,383
172	*	SVB Financial Group	7,279
12,826		Synovus Financial Corp	31,552
10,650		US Bancorp	230,253
17,677		Wells Fargo & Co	444,222
100		Zions Bancorporation	2,136

		TOTAL BANKS	1,424,382

CAPITAL GOODS - 7.6%
3,413		3M Co	295,941
27		A.O. Smith Corp	1,563
400	*	AGCO Corp	15,604
19	*	American Superconductor Corp	591
2,028		Ametek, Inc	96,878
100		Apogee Enterprises, Inc	915
318	*	Armstrong World Industries, Inc	13,200
400	*	ArvinMeritor, Inc	6,216
90	*	Astec Industries, Inc	2,568
161		Baldor Electric Co	6,504
800		Barnes Group, Inc	14,072
1,620	*	BE Aerospace, Inc	49,102
200		Briggs & Stratton Corp	3,802

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
515	*	Builders FirstSource, Inc	$1,174
3,333		Caterpillar, Inc	262,239
57	*	Columbus McKinnon Corp	946
201		Cooper Industries plc	9,835
1,600		Cummins, Inc	144,928
4,867		Danaher Corp	197,649
2,863		Deere & Co	199,779
66		Donaldson Co, Inc	3,111
217		Dover Corp	11,330
258		Dynamic Materials Corp	3,898
741		Eaton Corp	61,125
4,634		Emerson Electric Co	244,026
358	*	Energy Recovery, Inc	1,285
115		Fastenal Co	6,117
288		Fluor Corp	14,265
312	*	FuelCell Energy, Inc	384
17		Gardner Denver, Inc	913
350	*	Gibraltar Industries, Inc	3,143
463		Graco, Inc	14,691
377	*	GrafTech International Ltd	5,893
300		Hubbell, Inc (Class B)	15,225
4,160		Illinois Tool Works, Inc	195,603
485		Ingersoll-Rand plc	17,319
129		John Bean Technologies Corp	2,078
80	*	Layne Christensen Co	2,071
301	*	LB Foster Co (Class A)	8,711
88		Lincoln Electric Holdings, Inc	5,088
2,522		Masco Corp	27,767
905	*	NCI Building Systems, Inc	8,625
482		Nordson Corp	35,519
468	*	Owens Corning, Inc	11,995
1,784		Paccar, Inc	85,900
343		Pall Corp	14,283
277		Pentair, Inc	9,316
125		Precision Castparts Corp	15,919
240		Quanex Building Products Corp	4,145
565	*	Quanta Services, Inc	10,780
454		Rockwell Automation, Inc	28,025
271		Roper Industries, Inc	17,664
147		Snap-On, Inc	6,837
1,353	*	Spirit Aerosystems Holdings, Inc (Class A)	26,965
132	*	Tecumseh Products Co (Class A)	1,514
760		Tennant Co	23,484
397	*	Thomas & Betts Corp	16,285
500		Tredegar Corp	9,490
760		Tyco International Ltd	27,915
832		W.W. Grainger, Inc	99,099
300	*	WABCO Holdings, Inc	12,582
128	*	WESCO International, Inc	5,029
325		Westinghouse Air Brake Technologies Corp	15,532

		TOTAL CAPITAL GOODS	2,454,452

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
33		Administaff, Inc	889
1,194		Avery Dennison Corp	44,321
42		Corporate Executive Board Co	1,326
160		Deluxe Corp	3,061
470		Dun & Bradstreet Corp	34,845
95	*	FTI Consulting, Inc	3,296
68		Herman Miller, Inc	1,338
168		HNI Corp	4,832
418		Iron Mountain, Inc	9,338
253		Manpower, Inc	13,207
1,394	*	Metalico, Inc	5,339

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
139	*	Navigant Consulting, Inc	$1,617
266		Pitney Bowes, Inc	5,687
600		R.R. Donnelley & Sons Co	10,176
792		Robert Half International, Inc	20,591
863		Standard Register Co	2,520
318	*	Tetra Tech, Inc	6,668
34		Unifirst Corp	1,501
282		Waste Management, Inc	10,079

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	180,631

CONSUMER DURABLES & APPAREL - 1.6%
200		Callaway Golf Co	1,400
1,202		Coach, Inc	51,638
657		Garmin Ltd	19,940
100	*	Harman International Industries, Inc	3,341
30	*	K-Swiss, Inc (Class A)	383
700		Leggett & Platt, Inc	15,932
382	*	Liz Claiborne, Inc	2,323
231	*	M/I Homes, Inc	2,395
3,769		Mattel, Inc	88,421
200	*	Movado Group, Inc	2,176
2,746		Nike, Inc (Class B)	220,064
200		Oxford Industries, Inc	4,756
218		Phillips-Van Heusen Corp	13,115
2,435	*	Quiksilver, Inc	9,521
8,037	*	Standard-Pacific Corp	31,907
71	*	Tempur-Pedic International, Inc	2,201
170		Tupperware Corp	7,779
310		VF Corp	25,116
115		Weyco Group, Inc	2,785
82		Whirlpool Corp	6,639

		TOTAL CONSUMER DURABLES & APPAREL	511,832

CONSUMER SERVICES - 2.3%
521	*	AFC Enterprises	6,460
55		Bob Evans Farms, Inc	1,544
600		Choice Hotels International, Inc	21,876
793		Darden Restaurants, Inc	33,925
13	*	DineEquity, Inc	585
500	*	Gaylord Entertainment Co	15,250
470		Hillenbrand, Inc	10,109
248	*	Interval Leisure Group, Inc	3,341
302		Marcus Corp	3,579
2,088		Marriott International, Inc (Class A)	74,812
4,554		McDonald’s Corp	339,318
232		Regis Corp	4,438
177	*	Sonic Corp	1,430
4,134		Starbucks Corp	105,747
907		Starwood Hotels & Resorts Worldwide, Inc	47,663
100		Stewart Enterprises, Inc (Class A)	539
40		Weight Watchers International, Inc	1,248
365		Wyndham Worldwide Corp	10,027
660		Yum! Brands, Inc	30,400

		TOTAL CONSUMER SERVICES	712,291

DIVERSIFIED FINANCIALS - 5.4%
5,654		American Express Co	237,638
756	*	AmeriCredit Corp	18,492
852		Ameriprise Financial, Inc	40,325
7,653		Bank of New York Mellon Corp	199,974
600		BlackRock, Inc	102,150
2,586		Capital One Financial Corp	102,276
9,224		Charles Schwab Corp	128,214
375		CME Group, Inc	97,669
2,547		Discover Financial Services	42,484

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
388		Duff & Phelps Corp	$5,226
226		Eaton Vance Corp	6,563
363		Evercore Partners, Inc (Class A)	10,385
325		Federated Investors, Inc (Class B)	7,397
1,666		Franklin Resources, Inc	178,095
560	*	IntercontinentalExchange, Inc	58,643
3,038		Invesco Ltd	64,497
614		Legg Mason, Inc	18,610
3,301	*	MF Global Holdings Ltd	23,767
595	*	Nasdaq Stock Market, Inc	11,561
1,392	*	NewStar Financial, Inc	10,315
1,301		Northern Trust Corp	62,760
1,848		NYSE Euronext	52,797
55	*	PHH Corp	1,158
600		SEI Investments Co	12,204
3,543		State Street Corp	133,429
1,808		T Rowe Price Group, Inc	90,518
14	*	Toronto Dominion Bank/ny	1,012

		TOTAL DIVERSIFIED FINANCIALS	1,718,159

ENERGY - 9.4%
3,370	*	Allis-Chalmers Energy, Inc	14,053
2,378		Apache Corp	232,474
378	*	Atlas America, Inc	10,826
1,612	*	ATP Oil & Gas Corp	22,004
32	*	Atwood Oceanics, Inc	974
400		Berry Petroleum Co (Class A)	12,692
404	*	BPZ Energy, Inc	1,547
200	*	Bronco Drilling Co, Inc	798
790		Cabot Oil & Gas Corp	23,787
1,282	*	Cameron International Corp	55,075
159		CARBO Ceramics, Inc	12,879
40	*	Carrizo Oil & Gas, Inc	958
5,662		Chesapeake Energy Corp	128,244
746		Cimarex Energy Co	49,370
1,962	*	Clean Energy Fuels Corp	27,880
355	*	Complete Production Services, Inc	7,260
325	*	Contango Oil & Gas Co	16,302
1,646	*	Crosstex Energy, Inc	13,003
112	*	Dawson Geophysical Co	2,985
3,247	*	Denbury Resources, Inc	51,595
3,298	*	Devon Energy Corp	213,514
1,531		Diamond Offshore Drilling, Inc	103,755
100	*	Dril-Quip, Inc	6,211
6,010		El Paso Corp	74,404
1,887		EOG Resources, Inc	175,434
2,404		Equitable Resources, Inc	86,688
124		EXCO Resources, Inc	1,844
49	*	Exterran Holdings, Inc	1,113
709	*	FMC Technologies, Inc	48,418
1,140	*	Global Industries Ltd	6,236
92	*	GMX Resources, Inc	447
369	*	Goodrich Petroleum Corp	5,376
166		Gulf Island Fabrication, Inc	3,021
437	*	Gulfmark Offshore, Inc	13,425
1,203	*	Hercules Offshore, Inc	3,188
3,043		Hess Corp	179,902
1,084	*	Hornbeck Offshore Services, Inc	21,127
564	*	ION Geophysical Corp	2,899
110		Lufkin Industries, Inc	4,829
5,807		Marathon Oil Corp	192,212
159	*	Matrix Service Co	1,391
3,461		National Oilwell Varco, Inc	153,910
1,053	*	Newfield Exploration Co	60,484
867		Noble Corp	29,296

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
2,165		Noble Energy, Inc	$162,570
78	*	Oceaneering International, Inc	4,201
89	*	Oil States International, Inc	4,143
753	*	Parker Drilling Co	3,276
1,789	*	PetroHawk Energy Corp	28,874
200	*	Petroleum Development Corp	5,520
415	*	Petroquest Energy, Inc	2,527
697	*	Pioneer Drilling Co	4,447
1,258		Pioneer Natural Resources Co	81,808
1,201	*	Pride International, Inc	35,345
2,005		Questar Market Resources, Inc	60,431
846	*	Quicksilver Resources, Inc	10,660
663		Range Resources Corp	25,280
6,716	*	Rentech, Inc	6,622
233	*	Rex Energy Corp	2,982
84	*	Rosetta Resources, Inc	1,973
1,667	*	Southwestern Energy Co	55,744
8,182		Spectra Energy Corp	184,504
603		St. Mary Land & Exploration Co	22,588
354		Sunoco, Inc	12,921
451	*	Swift Energy Co	12,664
951	*	Ultra Petroleum Corp	39,923
300	*	Unit Corp	11,187
487	*	Venoco, Inc	9,560
500		W&T Offshore, Inc	5,300
1,616	*	Weatherford International Ltd	27,634
341	*	Whiting Petroleum Corp	32,569
4,830		Williams Cos, Inc	92,301

		TOTAL ENERGY	3,021,384

FOOD & STAPLES RETAILING - 2.8%
3,253		Costco Wholesale Corp	209,785
6,235		CVS Corp	196,215
51	*	Great Atlantic & Pacific Tea Co, Inc	202
2,369		Kroger Co	51,313
98		Nash Finch Co	4,169
2,905		Safeway, Inc	61,470
128		Spartan Stores, Inc	1,856
5,881		Sysco Corp	167,726
5,425		Walgreen Co	181,738
432	*	Whole Foods Market, Inc	16,032

		TOTAL FOOD & STAPLES RETAILING	890,506

FOOD BEVERAGE & TOBACCO - 4.1%
2,241		Campbell Soup Co	80,116
575		Coca-Cola Enterprises, Inc	17,825
548		ConAgra Foods, Inc	12,023
5,286		General Mills, Inc	193,150
52	*	Green Mountain Coffee Roasters, Inc	1,622
2,454		H.J. Heinz Co	116,246
94	*	Hansen Natural Corp	4,382
17		Hormel Foods Corp	758
273		J.M. Smucker Co	16,525
3,023		Kellogg Co	152,692
7,992		Kraft Foods, Inc (Class A)	246,632
51		Lancaster Colony Corp	2,423
146		McCormick & Co, Inc	6,138
6,133		PepsiCo, Inc	407,477
11	*	Ralcorp Holdings, Inc	643
4,037		Sara Lee Corp	54,217
78		Tootsie Roll Industries, Inc	1,941

		TOTAL FOOD BEVERAGE & TOBACCO	1,314,810

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
HEALTH CARE EQUIPMENT & SERVICES - 4.5%
3,416		Aetna, Inc	$107,980
55	*	Amsurg Corp	961
4,207		Baxter International, Inc	200,716
432		Beckman Coulter, Inc	21,077
2,241		Becton Dickinson & Co	166,058
141	*	Catalyst Health Solutions, Inc	4,965
263	*	Centene Corp	6,204
75		Chemed Corp	4,273
112	*	Corvel Corp	4,754
808		Dentsply International, Inc	25,832
12	*	Gen-Probe, Inc	582
85	*	Greatbatch, Inc	1,971
161	*	Healthways, Inc	1,874
105	*	Henry Schein, Inc	6,151
507		Hill-Rom Holdings, Inc	18,196
208	*	Hospira, Inc	11,858
737	*	Humana, Inc	37,027
267	*	Idexx Laboratories, Inc	16,479
103	*	Intuitive Surgical, Inc	29,225
33		Invacare Corp	875
341	*	Inverness Medical Innovations, Inc	10,547
200	*	Kinetic Concepts, Inc	7,316
337	*	LifePoint Hospitals, Inc	11,815
308		McKesson Corp	19,028
742	*	Medco Health Solutions, Inc	38,629
6,695		Medtronic, Inc	224,818
201	*	Molina Healthcare, Inc	5,425
104	*	MWI Veterinary Supply, Inc	6,003
61		Owens & Minor, Inc	1,736
522		Patterson Cos, Inc	14,955
193	*	PharMerica Corp	1,839
1,068		Quest Diagnostics, Inc	53,902
164	*	Resmed, Inc	5,381
1,720	*	St. Jude Medical, Inc	67,665
293		STERIS Corp	9,733
3,581	*	WellPoint, Inc	202,828
1,323	*	Zimmer Holdings, Inc	69,233

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,417,911

HOUSEHOLD & PERSONAL PRODUCTS - 3.3%
30		Alberto-Culver Co	1,130
1,845		Avon Products, Inc	59,243
61		Church & Dwight Co, Inc	3,961
504		Clorox Co	33,647
1,991		Colgate-Palmolive Co	153,028
276		Estee Lauder Cos (Class A)	17,451
2,855		Kimberly-Clark Corp	185,718
9,435		Procter & Gamble Co	565,817
134	*	USANA Health Sciences, Inc	5,408

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,025,403

INSURANCE - 3.9%
3,812		Aflac, Inc	197,119
5	*	Alleghany Corp	1,515
49		American Physicians Capital, Inc	2,032
120	*	Arch Capital Group Ltd	10,056
903		Aspen Insurance Holdings Ltd	27,343
703		Assurant, Inc	28,612
133		Axis Capital Holdings Ltd	4,381
3,341		Chubb Corp	190,404
2,918		Cincinnati Financial Corp	84,184
1,121	*	Crawford & Co (Class B)	2,724

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
332		Endurance Specialty Holdings Ltd	$13,214
202		Erie Indemnity Co (Class A)	11,324
32		Everest Re Group Ltd	2,767
3,946	*	Genworth Financial, Inc (Class A)	48,220
164		Hanover Insurance Group, Inc	7,708
2,587		Lincoln National Corp	61,881
34	*	Markel Corp	11,716
765		Montpelier Re Holdings Ltd	13,250
320	*	National Financial Partners Corp	4,054
28		PartnerRe Ltd	2,245
1,698	*	Phoenix Cos, Inc	3,566
379		Platinum Underwriters Holdings Ltd	16,494
2,122		Principal Financial Group	55,002
6,225		Progressive Corp	129,916
300		Protective Life Corp	6,528
36		Stancorp Financial Group, Inc	1,368
3,921		Travelers Cos, Inc	204,283
2,011		UnumProvident Corp	44,544
875		W.R. Berkley Corp	23,686
1,456		XL Capital Ltd	31,537

		TOTAL INSURANCE	1,241,673

MATERIALS - 4.9%
2,280		Air Products & Chemicals, Inc	188,829
45		Airgas, Inc	3,058
8,246		Alcoa, Inc	99,859
388		Allegheny Technologies, Inc	18,023
47	*	Allied Nevada Gold Corp	1,246
900		AMCOL International Corp	23,571
157		Aptargroup, Inc	7,170
126		Ball Corp	7,415
627		Bemis Co	19,908
327		Buckeye Technologies, Inc	4,810
255	*	Calgon Carbon Corp	3,698
400	*	Castle (A.M.) & Co	5,300
9	*	Clearwater Paper Corp	685
818		Cleveland-Cliffs, Inc	52,287
280	*	Coeur d’Alene Mines Corp	5,578
805		Commercial Metals Co	11,664
68		Compass Minerals International, Inc	5,210
103		Domtar Corporation	6,652
2,688		Ecolab, Inc	136,389
163		Glatfelter	1,982
611		H.B. Fuller Co	12,141
182		Innophos Holdings, Inc	6,024
1,828		International Paper Co	39,759
898	*	Louisiana-Pacific Corp	6,798
377		Lubrizol Corp	39,951
1,866		MeadWestvaco Corp	45,493
176		Minerals Technologies, Inc	10,370
343		Nalco Holding Co	8,647
2,997		Nucor Corp	114,485
241		Olympic Steel, Inc	5,541
253	*	Owens-Illinois, Inc	7,099
2,337		Praxair, Inc	210,937
924		Reliance Steel & Aluminum Co	38,374
114		Rock-Tenn Co (Class A)	5,678
1,114		Royal Gold, Inc	55,522
382		Sealed Air Corp	8,587
233		Sensient Technologies Corp	7,104
1,453		Sigma-Aldrich Corp	87,732
778		Sonoco Products Co	26,017
1,276		Steel Dynamics, Inc	18,004

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
297	*	Stillwater Mining Co	$5,001
500		Temple-Inland, Inc	9,330
496	*	Titanium Metals Corp	9,900
2,728		United States Steel Corp	119,595
153	*	US Gold Corp	760
330		Valspar Corp	10,511
872		Vulcan Materials Co	32,194
79	*	Wausau Paper Corp	655
1,891		Worthington Industries, Inc	28,422

		TOTAL MATERIALS	1,573,965

MEDIA - 2.9%
402	*	Discovery Communications, Inc (Class A)	17,507
423	*	Discovery Communications, Inc (Class C)	16,154
327	*	DreamWorks Animation SKG, Inc (Class A)	10,435
200	*	Entercom Communications Corp (Class A)	1,572
2,364	*	Entravision Communications Corp (Class A)	4,704
233	*	EW Scripps Co (Class A)	1,836
100	*	Fisher Communications, Inc	1,743
185		Harte-Hanks, Inc	2,159
83		John Wiley & Sons, Inc (Class A)	3,391
2,109	*	Journal Communications, Inc (Class A)	9,512
300	*	Lamar Advertising Co (Class A)	9,546
1,992	*	Liberty Global, Inc (Class A)	61,374
1,349	*	Lin TV Corp (Class A)	5,990
1,041	*	McClatchy Co (Class A)	4,091
487	*	Mediacom Communications Corp (Class A)	3,219
256		Meredith Corp	8,527
1,421	*	New York Times Co (Class A)	10,999
3,112		Omnicom Group, Inc	122,862
845		Scripps Networks Interactive (Class A)	40,205
15,457	*	Sirius XM Radio, Inc	18,548
2,827		Time Warner Cable, Inc	152,630
2,287		Virgin Media, Inc	52,647
9,116		Walt Disney Co	301,830
129		Washington Post Co (Class B)	51,524

		TOTAL MEDIA	913,005

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.8%
3,276		Abbott Laboratories	171,138
78	*	Accelrys, Inc	543
100	*	Affymetrix, Inc	456
623	*	Akorn, Inc	2,517
225	*	Alexion Pharmaceuticals, Inc	14,481
100	*	Alkermes, Inc	1,465
1,790		Allergan, Inc	119,089
4,952	*	Amgen, Inc	272,905
200	*	Amylin Pharmaceuticals, Inc	4,170
200	*	Ariad Pharmaceuticals, Inc	764
101	*	Auxilium Pharmaceuticals, Inc	2,503
1,616	*	Biogen Idec, Inc	90,690
442	*	BioMimetic Therapeutics, Inc	5,039
9,472		Bristol-Myers Squibb Co	256,786
200	*	Bruker BioSciences Corp	2,806
200	*	Celera Corp	1,348
365	*	Cepheid, Inc	6,829
175	*	Cypress Bioscience, Inc	674
504	*	Dendreon Corp	20,755
2,211	*	Durect Corp	5,616
500	*	Endo Pharmaceuticals Holdings, Inc	16,620
1,642	*	Genzyme Corp	116,237
300	*	Geron Corp	1,659

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
5,739	*	Gilead Sciences, Inc	$204,366
767	*	Incyte Corp	12,264
435	*	Isis Pharmaceuticals, Inc	3,654
9,093		Johnson & Johnson	563,401
360	*	Life Technologies Corp	16,808
11,218		Merck & Co, Inc	412,934
1,668	*	Nektar Therapeutics	24,636
377	*	Neurocrine Biosciences, Inc	2,285
200		PDL BioPharma, Inc	1,052
232	*	Pharmasset, Inc	6,844
533	*	Pozen, Inc	3,774
227	*	Progenics Pharmaceuticals, Inc	1,146
211	*	Regeneron Pharmaceuticals, Inc	5,781
450	*	Salix Pharmaceuticals Ltd	17,874
510	*	SIGA Technologies, Inc	4,315
70		Techne Corp	4,321
1,505	*	Thermo Electron Corp	72,060
88	*	United Therapeutics Corp	4,929
636	*	Vivus, Inc	4,255
454	*	Waters Corp	32,134

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	2,513,923

REAL ESTATE - 1.9%
270		AMB Property Corp	7,147
4,139		Annaly Mortgage Management, Inc	72,846
800		Anworth Mortgage Asset Corp	5,704
2,723	*	Ashford Hospitality Trust, Inc	24,643
629		Boston Properties, Inc	52,282
441		Capstead Mortgage Corp	4,794
838	*	CB Richard Ellis Group, Inc (Class A)	15,319
184		CBL & Associates Properties, Inc	2,403
157		Cedar Shopping Centers, Inc	955
180		Digital Realty Trust, Inc	11,106
1,259		Duke Realty Corp	14,592
80		Federal Realty Investment Trust	6,533
1,053	*	FelCor Lodging Trust, Inc	4,844
1,726	*	First Industrial Realty Trust, Inc	8,751
166	*	Forestar Real Estate Group, Inc	2,830
132		Glimcher Realty Trust	812
889		HCP, Inc	31,986
476		Health Care REIT, Inc	22,534
1,480		Hersha Hospitality Trust	7,666
3,851		Host Marriott Corp	55,762
175		HRPT Properties Trust	4,480
3,731	*	iStar Financial, Inc	11,417
1,704		Kimco Realty Corp	26,838
325		Liberty Property Trust	10,368
265		Macerich Co	11,382
255		MFA Mortgage Investments, Inc	1,946
107		Mid-America Apartment Communities, Inc	6,236
1,865		NorthStar Realty Finance Corp	6,975
38		Post Properties, Inc	1,061
3,662		Prologis	43,138
4,134	*	RAIT Investment Trust	6,821
78		Regency Centers Corp	3,079
176		UDR, Inc	3,717
263		Ventas, Inc	13,563
868		Vornado Realty Trust	74,239
733		Weingarten Realty Investors	15,994

		TOTAL REAL ESTATE	594,763

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
RETAILING - 5.2%
15		Advance Auto Parts	$880
600		American Eagle Outfitters, Inc	8,976
89	*	AnnTaylor Stores Corp	1,801
305	*	Autozone, Inc	69,818
1,115	*	Bed Bath & Beyond, Inc	48,402
1,988		Best Buy Co, Inc	81,170
2,545	*	Borders Group, Inc	3,029
456	*	Carmax, Inc	12,704
100	*	Charming Shoppes, Inc	352
400		Chico’s FAS, Inc	4,208
45	*	Conn’s, Inc	209
400		Foot Locker, Inc	5,812
199	*	GameStop Corp (Class A)	3,922
3,407		Gap, Inc	63,506
2,048		Genuine Parts Co	91,320
881	*	Hibbett Sports, Inc	21,981
8,821		Home Depot, Inc	279,450
248	*	HSN, Inc	7,415
940		JC Penney Co, Inc	25,549
1,970	*	Kohl’s Corp	103,780
3,113	*	Liberty Media Holding Corp (Interactive A)	42,680
1,800		Limited Brands, Inc	48,204
8,051		Lowe’s Cos, Inc	179,457
800		Macy’s, Inc	18,472
750		Nordstrom, Inc	27,900
700	*	Office Depot, Inc	3,220
404	*	Orbitz Worldwide, Inc	2,545
224		Petsmart, Inc	7,840
200		RadioShack Corp	4,266
3,816		Staples, Inc	79,831
4,479		Target Corp	239,358
300		Tiffany & Co	14,097
2,805		TJX Companies, Inc	125,187
100		Williams-Sonoma, Inc	3,170

		TOTAL RETAILING	1,630,511

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.8%
277	*	Advanced Energy Industries, Inc	3,618
5,178	*	Advanced Micro Devices, Inc	36,816
9,351		Applied Materials, Inc	109,220
51	*	Cabot Microelectronics Corp	1,641
339	*	Cree, Inc	18,404
799	*	Energy Conversion Devices, Inc	4,011
241	*	Entegris, Inc	1,125
21,311		Intel Corp	409,810
2,267	*	LSI Logic Corp	10,338
598	*	LTX-Credence Corp	1,250
2,137	*	ON Semiconductor Corp	15,408
706	*	RF Micro Devices, Inc	4,335
210	*	Sigma Designs, Inc	2,413
487	*	Skyworks Solutions, Inc	10,071
1,266	*	Sunpower Corp (Class A)	18,230
408	*	Sunpower Corp (Class B)	5,655
8,358		Texas Instruments, Inc	226,836
170	*	Ultratech, Inc	2,907
800		Xilinx, Inc	21,288

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	903,376

SOFTWARE & SERVICES - 8.2%
4,426		Accenture plc	188,061
2,710	*	Adobe Systems, Inc	70,867
463	*	Akamai Technologies, Inc	23,233
33	*	Ansys, Inc	1,394

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
1,285	*	Art Technology Group, Inc	$5,307
1,014	*	Autodesk, Inc	32,418
61	*	Blackboard, Inc	2,198
749		Broadridge Financial Solutions, Inc	17,130
320		CA, Inc	6,758
190	*	Ciber, Inc	572
696	*	Compuware Corp	5,937
100	*	CSG Systems International, Inc	1,823
327	*	DivX, Inc	3,116
493		DST Systems, Inc	22,106
710		Earthlink, Inc	6,454
4,316	*	eBay, Inc	105,310
174	*	Equinix, Inc	17,809
871	*	Google, Inc (Class A)	457,964
504	*	Hewitt Associates, Inc (Class A)	25,417
584	*	Informatica Corp	22,431
400	*	Internap Network Services Corp	1,964
4,246		International Business Machines Corp	569,557
252	*	Intuit, Inc	11,040
421		Jack Henry & Associates, Inc	10,736
626	*	Lawson Software, Inc	5,302
205	*	Liquidity Services, Inc	3,282
249		Marchex, Inc (Class B)	1,357
357	*	Mentor Graphics Corp	3,773
24,433		Microsoft Corp	598,364
214	*	ModusLink Global Solutions, Inc	1,359
120	*	NeuStar, Inc (Class A)	2,983
1,258		NIC, Inc	10,429
2,080	*	Novell, Inc	12,418
1,863		Oracle Corp	50,022
118		Pegasystems, Inc	3,664
819	*	RealNetworks, Inc	2,670
452	*	S1 Corp	2,355
575	*	Salesforce.com, Inc	64,285
500		Sapient Corp	5,985
196	*	Smith Micro Software, Inc	1,948
5,158	*	Symantec Corp	78,247
13		Syntel, Inc	579
264	*	Terremark Worldwide, Inc	2,730
1,069	*	TIBCO Software, Inc	18,964
480	*	TNS, Inc	8,136
1,463		Total System Services, Inc	22,296
142	*	Tyler Technologies, Inc	2,863
146	*	Ultimate Software Group, Inc	5,641
249		United Online, Inc	1,424
273	*	Vasco Data Security International	1,775
162	*	Wright Express Corp	5,785
5,278	*	Yahoo!, Inc	74,789

		TOTAL SOFTWARE & SERVICES	2,603,027

TECHNOLOGY HARDWARE & EQUIPMENT - 5.1%
2,120	*	Agilent Technologies, Inc	70,745
932	*	Agilysys, Inc	6,058
97	*	Avid Technology, Inc	1,272
281	*	Avnet, Inc	7,590
147	*	Benchmark Electronics, Inc	2,411
200	*	Blue Coat Systems, Inc	4,812
20,807	*	Cisco Systems, Inc	455,674
460	*	Cogent, Inc	4,894
1,082	*	Cray, Inc	7,141
11,248	*	Dell, Inc	145,774
24	*	DG FastChannel, Inc	522
3,216	*	EMC Corp	65,317
532	*	Finisar Corp	9,996

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
582	*	Harmonic, Inc	$4,004
9,243		Hewlett-Packard Co	388,853
169	*	InterDigital, Inc	5,004
124	*	Intevac, Inc	1,241
14	*	Itron, Inc	857
361	*	Ixia	4,476
300	*	Lexmark International, Inc (Class A)	13,386
495	*	Loral Space & Communications, Inc	25,839
15,314	*	Motorola, Inc	130,629
1,151	*	NetApp, Inc	57,308
645	*	Oplink Communications, Inc	12,797
293		Plantronics, Inc	9,898
416	*	Polycom, Inc	11,348
200	*	Power-One, Inc	1,818
857	*	Powerwave Technologies, Inc	1,560
500	*	QLogic Corp	8,820
5,118	*	Quantum Corp	10,850
975	*	Radisys Corp	9,185
2,623	*	Seagate Technology, Inc	30,899
406	*	STEC, Inc	5,055
40		Sycamore Networks, Inc	1,296
1,169	*	Symmetricom, Inc	6,687
141	*	Synaptics, Inc	3,968
26	*	Tech Data Corp	1,048
221	*	Tekelec	2,864
1,492		Tellabs, Inc	11,115
281	*	Trimble Navigation Ltd	9,846
184	*	TTM Technologies, Inc	1,801
6,710		Xerox Corp	69,449

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,624,107

TELECOMMUNICATION SERVICES - 1.8%
1,026		Alaska Communications Systems Group, Inc	10,414
525	*	American Tower Corp (Class A)	26,912
2,107		CenturyTel, Inc	83,142
286	*	Crown Castle International Corp	12,627
11,372		Frontier Communications Corp	92,910
1,905	*	MetroPCS Communications, Inc	19,926
694	*	NII Holdings, Inc (Class B)	28,523
14,098		Qwest Communications International, Inc	88,394
90	*	SBA Communications Corp (Class A)	3,627
23,788	*	Sprint Nextel Corp	110,139
388	*	Syniverse Holdings, Inc	8,796
34		Telephone & Data Systems, Inc	1,115
443	*	tw telecom inc (Class A)	8,227
18	*	US Cellular Corp	827
4,784		Windstream Corp	58,795

		TOTAL TELECOMMUNICATION SERVICES	554,374

TRANSPORTATION - 3.1%
2,987	*	Airtran Holdings, Inc	21,954
116		Alexander & Baldwin, Inc	4,041
176		CH Robinson Worldwide, Inc	12,306
700	*	Continental Airlines, Inc (Class B)	17,388
2,791		CSX Corp	154,398
2,567	*	Delta Air Lines, Inc	29,880
153	*	Dollar Thrifty Automotive Group, Inc	7,671
178		Expeditors International Washington, Inc	8,229
2,339		FedEx Corp	199,985
34	*	Genesee & Wyoming, Inc (Class A)	1,475
544	*	Hertz Global Holdings, Inc	5,761
500	*	Kansas City Southern Industries, Inc	18,705
3,218		Norfolk Southern Corp	191,504
68		Ryder System, Inc	2,908

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
267		Skywest, Inc	$3,727
4,679		Southwest Airlines Co	61,155
3,908		United Parcel Service, Inc (Class B)	260,624

		TOTAL TRANSPORTATION	1,001,711

UTILITIES - 4.8%
1,158		AGL Resources, Inc	44,422
1,068		Alliant Energy Corp	38,822
946		Aqua America, Inc	19,298
1,100		Atmos Energy Corp	32,175
2,238		Avista Corp	46,729
1,390	*	Calpine Corp	17,306
1,918		Centerpoint Energy, Inc	30,151
242		Central Vermont Public Service Corp	4,881
167		CH Energy Group, Inc	7,375
2,819		Cleco Corp	83,499
3,120		Consolidated Edison, Inc	150,445
175		DTE Energy Co	8,038
2,660		FPL Group, Inc	144,676
2,716		Hawaiian Electric Industries, Inc	61,219
2,381		Idacorp, Inc	85,526
87		ITC Holdings Corp	5,416
222		Laclede Group, Inc	7,641
500		MGE Energy, Inc	19,795
197		New Jersey Resources Corp	7,726
693		Nicor, Inc	31,753
4,838		NiSource, Inc	84,181
1,381		Northeast Utilities	40,836
162		Northwest Natural Gas Co	7,687
819		NSTAR	32,228
3,211		NV Energy, Inc	42,225
5,630		Pepco Holdings, Inc	104,718
1,319		PG&E Corp	59,909
1,273		Piedmont Natural Gas Co, Inc	36,917
2,714		PPL Corp	73,902
2,005		Questar Corp	35,148
1,186		Sempra Energy	63,807
211		SJW Corp	5,197
560		South Jersey Industries, Inc	27,703
155		Southwest Gas Corp	5,206
400		UGI Corp	11,444
200		UIL Holdings Corp	5,632
524		WGL Holdings, Inc	19,797
125		Wisconsin Energy Corp	7,225
244		Xcel Energy, Inc	5,605

		TOTAL UTILITIES	1,516,260

		TOTAL COMMON STOCKS (Cost $31,684,141)	31,797,501

		TOTAL INVESTMENTS - 99.7% (Cost $31,684,141)	31,797,501
		OTHER ASSETS & LIABILITIES, NET - 0.3%	84,510

		NET ASSETS - 100.0%	$31,882,011

Abbreviation(s):

REIT Real Estate Investment Trust

*	Non-income producing.

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

TIAA-CREF LIFE FUNDS

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.6%
DIVERSIFIED REITS - 4.8%
38,000		Vornado Realty Trust	$3,250,140

		TOTAL DIVERSIFIED REITS	3,250,140

HOTELS, RESORTS & CRUISE LINES - 3.1%
120,000	*	Orient-Express Hotels Ltd (Class A)	1,338,000
14,000		Starwood Hotels & Resorts Worldwide, Inc	735,700

		TOTAL HOTELS, RESORTS & CRUISE LINES	2,073,700

INDUSTRIAL REITS - 5.9%
37,000		AMB Property Corp	979,390
19,500		EastGroup Properties, Inc	728,910
60,000	*	First Industrial Realty Trust, Inc	304,200
160,000		Prologis	1,884,800

		TOTAL INDUSTRIAL REITS	3,897,300

MORTGAGE REITS - 0.7%
28,000		Annaly Mortgage Management, Inc	492,800

		TOTAL MORTGAGE REITS	492,800

OFFICE REITS - 13.4%
17,500		Alexandria Real Estate Equities, Inc	1,225,000
26,500		BioMed Realty Trust, Inc	474,880
42,000		Boston Properties, Inc	3,491,040
15,000		Corporate Office Properties Trust	559,650
20,000		Digital Realty Trust, Inc	1,234,000
35,000		Mission West Properties, Inc	237,300
28,000		SL Green Realty Corp	1,773,240

		TOTAL OFFICE REITS	8,995,110

OTHER DIVERSIFIED FINANCIAL SERVICES - 0.0%
28,800	*,g,m	People’s Choice Financial Corp	0

		TOTAL OTHER DIVERSIFIED FINANCIAL SERVICES	0

REAL ESTATE DEVELOPMENT - 0.6%
25,000	*	Forestar Real Estate Group, Inc	426,250

		TOTAL REAL ESTATE DEVELOPMENT	426,250

REAL ESTATE OPERATING COMPANIES - 2.2%
407,000		Thomas Properties Group, Inc	1,452,990

		TOTAL REAL ESTATE OPERATING COMPANIES	1,452,990

REAL ESTATE SERVICES - 0.5%
20,000	*	CB Richard Ellis Group, Inc (Class A)	365,600

		TOTAL REAL ESTATE SERVICES	365,600

RESIDENTIAL REITS - 17.3%
44,000		American Campus Communities, Inc	1,339,360
13,332		Associated Estates Realty Corp	186,381
22,000		AvalonBay Communities, Inc	2,286,460
30,000		Camden Property Trust	1,439,100

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE

69,000		Equity Residential	$3,282,330
17,000		Essex Property Trust, Inc	1,860,480
60,000		UDR, Inc	1,267,200

		TOTAL RESIDENTIAL REITS	11,661,311

RETAIL REITS - 22.6%
150,000		Developers Diversified Realty Corp	1,683,000
18,000		Federal Realty Investment Trust	1,469,880
40,000		Glimcher Realty Trust	246,000
70,000		Kimco Realty Corp	1,102,500
38,000		Macerich Co	1,632,100
24,000		Realty Income Corp	809,280
32,000		Regency Centers Corp	1,263,040
75,000		Simon Property Group, Inc	6,955,500

		TOTAL RETAIL REITS	15,161,300

SPECIALIZED REITS - 27.5%
39,000		Entertainment Properties Trust	1,684,020
19,000		Extra Space Storage, Inc	304,760
45,000	*	FelCor Lodging Trust, Inc	207,000
57,000		HCP, Inc	2,050,860
37,000		Health Care REIT, Inc	1,751,580
60,000		Hersha Hospitality Trust	310,800
175,000		Host Marriott Corp	2,534,000
42,500		Nationwide Health Properties, Inc	1,643,475
20,000		Plum Creek Timber Co, Inc	706,000
42,000		Public Storage, Inc	4,075,680
10,000		Sovran Self Storage, Inc	379,000
43,000	*	Sunstone Hotel Investors, Inc	390,010
65,000		U-Store-It Trust	542,750
34,500		Ventas, Inc	1,779,165

		TOTAL SPECIALIZED REITS	18,359,100

		TOTAL COMMON STOCKS (Cost $64,383,880)	66,135,601

PREFERRED STOCK - 0.9%
OFFICE REITS - 0.4%
13,000	*	SL Green Realty Corp	325,650

		TOTAL OFFICE REITS	325,650

RETAIL REITS - 0.5%
13,000	*	CBL & Associates Properties, Inc	309,920

		TOTAL RETAIL REITS	309,920

		TOTAL PREFERRED STOCK (Cost $570,205)	635,570

		TOTAL INVESTMENTS - 99.5% (Cost $64,954,085)	66,771,171
		OTHER ASSETS & LIABILITIES, NET - 0.5%	345,916

		NET ASSETS - 100.0%	$67,117,087

Abbreviation(s):

REIT Real Estate Investment Trust

*	Non-income producing.

f	Restricted security.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Bond Fund

TIAA-CREF LIFE FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2010

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 98.9%

CORPORATE BONDS -29.8%
BANKS - 6.6%
$100,000	g	Banco Bradesco S.A.	5.900%	01/16/21	$101,500
100,000	g	Banco de Credito del Peru	5.380	09/16/20	101,000
100,000	g	Banco del Estado de Chile	4.130	10/07/20	99,240
100,000	g	Banco do Brasil S.A.	5.380	01/15/21	100,437
100,000	g	Banco Santander Brasil	4.500	04/06/15	102,759
100,000	g,i	Banco Santander Chile	1.770	04/20/12	99,956
100,000	g	Banco Santander Chile	3.750	09/22/15	101,371
1,000,000		Bank of America Corp	2.380	06/22/12	1,031,747
50,000		Bank of America Corp	7.380	05/15/14	57,468
150,000		Bank of America Corp	3.700	09/01/15	151,544
200,000		Bank of America Corp	5.300	03/15/17	205,842
75,000		Bank of America Corp	5.750	12/01/17	80,187
100,000	g	Bank of China Hong Kong Ltd	5.550	02/11/20	105,613
50,000		Bank of New York Mellon Corp	4.300	05/15/14	54,899
50,000		Bank of New York Mellon Corp	5.450	05/15/19	58,362
100,000		Bank One Corp	5.250	01/30/13	107,776
75,000		BB&T Corp	3.850	07/27/27	78,599
100,000		Citigroup, Inc	5.100	09/29/11	103,913
1,000,000		Citigroup, Inc	2.130	04/30/12	1,025,346
50,000		Citigroup, Inc	5.500	10/15/14	54,253
75,000		Citigroup, Inc	6.130	05/15/18	81,826
100,000		Citigroup, Inc	5.380	08/09/20	103,463
75,000		Citigroup, Inc	6.880	03/05/38	83,769
50,000		Citigroup, Inc	8.130	07/15/39	63,159
900,000	g	Depfa ACS Bank	5.130	03/16/37	664,753
100,000		Deutsche Bank AG.	3.880	08/18/14	106,935
50,000		Discover Bank	7.000	04/15/20	54,393
230,000		Eksportfinans ASA	2.000	09/15/15	230,571
100,000	g	Hana Bank	4.500	10/30/15	104,526
100,000	g	HSBC Bank plc	3.500	06/28/15	104,896
150,000	g	HSBC Bank plc	4.130	08/12/20	152,446
100,000	g	ITAU UNIBANCO HLDG S.A.	5.750	01/22/21	100,535
25,000		JPMorgan Chase & Co	6.000	01/15/18	28,549
225,000		JPMorgan Chase & Co	4.400	07/22/20	230,424
100,000		JPMorgan Chase & Co	6.400	05/15/38	119,642
500,000		KeyBank NA	3.200	06/15/12	522,668
25,000		Noble Holding International Ltd	3.450	08/01/15	26,052
75,000		Noble Holding International Ltd	4.900	08/01/20	80,642
175,000		Northern Trust Corp	4.630	05/01/14	194,055
100,000		PNC Funding Corp	5.130	02/08/20	108,258
500,000		Regions Bank	3.250	12/09/11	516,233
25,000		Regions Financial Corp	4.880	04/26/13	25,305
$25,000		Regions Financial Corp	5.750	06/15/15	25,432
500,000		Sovereign Bancorp, Inc	2.750	01/17/12	514,841
100,000	g	State Bank of India	4.500	07/27/15	105,051
350,000		State Street Corp	2.150	04/30/12	359,063
75,000		State Street Corp	4.300	05/30/14	82,454
100,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	104,967
150,000		Union Bank of California NA	5.950	05/11/16	164,916
25,000		Wachovia Bank NA	4.800	11/01/14	26,996
100,000		Wachovia Bank NA	5.850	02/01/37	102,758
100,000		Wells Fargo & Co	2.130	06/15/12	102,774
100,000		Wells Fargo & Co	4.750	02/09/15	107,097
50,000		Westpac Banking Corp	3.000	08/04/15	51,068
40,000		Zions Bancorporation	7.750	09/23/14	42,384

		TOTAL BANKS			9,314,713

CAPITAL GOODS - 0.5%
25,000		Black & Decker Corp	8.950	04/15/14	30,815

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

25,000		CRH America, Inc	6.950%	03/15/12	$26,687
140,000		DIRECTV Holdings LLC	3.550	03/15/15	145,326
55,000		Goodrich Corp	6.130	03/01/19	65,787
50,000		ITT Corp	4.900	05/01/14	55,031
20,000		John Deere Capital Corp	2.950	03/09/15	21,126
100,000	g	Myriad International Holding BV	6.380	07/28/17	103,560
50,000		Tyco International Finance S.A.	6.000	11/15/13	56,670
25,000		Tyco International Finance S.A.	4.130	10/15/14	27,211
25,000		United Technologies Corp	5.700	04/15/40	28,638
100,000		Valmont Industries, Inc	6.630	04/20/20	103,022

		TOTAL CAPITAL GOODS			663,873

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
100,000	g	National Agricultural Cooperative Federation	4.250	01/28/16	102,932
25,000		News America, Inc	7.250	05/18/18	31,028
50,000		News America, Inc	6.200	12/15/34	54,014
50,000		News America, Inc	6.900	08/15/39	58,922
30,000		Republic Services, Inc	5.000	03/01/20	32,658
25,000		Republic Services, Inc	5.250	11/15/21	27,622
40,000		Republic Services, Inc	6.200	03/01/40	45,214

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			352,390

CONSUMER DURABLES & APPAREL - 0.2%
75,000		Whirlpool Corp	8.000	05/01/12	81,728
100,000		Xerox Corp	7.630	06/15/13	101,271

		TOTAL CONSUMER DURABLES & APPAREL			182,999

CONSUMER SERVICES - 0.1%
60,000		McDonald’s Corp	3.500	07/15/20	61,652
100,000		Walt Disney Co	4.500	12/15/13	110,817

		TOTAL CONSUMER SERVICES			172,469

DIVERSIFIED FINANCIALS - 8.4%
25,000		American Express Co	7.000	03/19/18	30,110
$125,000		American Express Co	8.130	05/20/19	161,426
50,000		Ameriprise Financial, Inc	5.300	03/15/20	55,243
100,000	g	Banco Mercantil del Norte S.A.	4.380	07/19/15	99,900
500,000	g	Bank of Montreal	2.850	06/09/15	526,273
50,000		Barclays Bank plc	5.200	07/10/14	55,431
50,000	g	Barclays Bank plc	6.050	12/04/17	54,224
50,000		BlackRock, Inc	3.500	12/10/14	53,056
50,000		BlackRock, Inc	5.000	12/10/19	55,118
100,000	g	BM&FBOVESPA S.A.	5.500	07/16/20	106,474
100,000	g	Canadian Imperial Bank of Commerce	2.000	02/04/13	102,545
200,000	g	Canadian Imperial Bank of Commerce	2.600	07/02/15	208,099
50,000		Capital One Bank USA NA	8.800	07/15/19	63,903
50,000		Capital One Capital V	8.880	05/15/40	52,500
500,000	g	CDP Financial, Inc	3.000	11/25/14	519,214
1,000,000		Citigroup Funding, Inc	1.880	10/22/12	1,025,517
150,000		Credit Suisse	5.000	05/15/13	163,415
100,000		Credit Suisse	5.500	05/01/14	112,018
50,000		Credit Suisse	5.300	08/13/19	55,391
50,000		Credit Suisse	4.380	08/05/20	51,063
100,000		Eaton Vance Corp	6.500	10/02/17	118,433
60,000		Franklin Resources, Inc	3.130	05/20/15	63,227
500,000		General Electric Capital Corp	2.250	03/12/12	512,756
200,000		General Electric Capital Corp	2.200	06/08/12	205,608
200,000		General Electric Capital Corp	2.130	12/21/12	206,368
25,000		General Electric Capital Corp	2.800	01/08/13	25,746
375,000		General Electric Capital Corp	5.500	06/04/14	418,638
100,000		General Electric Capital Corp	3.500	06/29/15	104,623
100,000		General Electric Capital Corp	5.500	01/08/20	109,391
250,000		General Electric Capital Corp	4.380	09/16/20	250,926
450,000		GMAC, Inc	1.750	10/30/12	460,423
1,700,000		GMAC, Inc	2.200	12/19/12	1,757,449

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

100,000	i	Goldman Sachs Capital II	5.790%	12/30/49	$84,875
100,000		Goldman Sachs Group, Inc	4.750	07/15/13	107,365
100,000		Goldman Sachs Group, Inc	3.700	08/01/15	102,311
150,000		Goldman Sachs Group, Inc	5.350	01/15/16	164,912
50,000		Goldman Sachs Group, Inc	7.500	02/15/19	59,488
150,000		Goldman Sachs Group, Inc	5.380	03/15/20	158,102
25,000		Goldman Sachs Group, Inc	6.750	10/01/37	25,986
100,000		HSBC Finance Corp	5.250	01/14/11	101,199
200,000		HSBC Finance Corp	6.380	11/27/12	218,742
100,000	g	Hyundai Capital America	3.750	04/06/16	99,595
35,000	g	International Lease Finance Corp	6.500	09/01/14	37,538
25,000	g	International Lease Finance Corp	8.630	09/15/15	26,750
100,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	107,745
100,000	b,n	Lehman Brothers Holdings Capital Trust V	5.860	12/30/49	10
50,000	g	Lloyds TSB Bank plc	5.800	01/13/20	52,379
100,000		MBNA Corp	6.130	03/01/13	108,271
300,000		Merrill Lynch & Co, Inc	5.450	02/05/13	322,181
50,000		Merrill Lynch & Co, Inc	6.400	08/28/17	54,715
150,000		Merrill Lynch & Co, Inc	6.880	04/25/18	168,254
175,000		Morgan Stanley	6.000	05/13/14	192,124
50,000		Morgan Stanley	6.000	04/28/15	54,972
$100,000		Morgan Stanley	5.450	01/09/17	105,461
65,000		Morgan Stanley	6.630	04/01/18	72,063
150,000		Morgan Stanley	7.300	05/13/19	172,527
50,000		NASDAQ OMX Group, Inc	4.000	01/15/15	51,672
35,000		NASDAQ OMX Group, Inc	5.550	01/15/20	37,195
55,000		National Rural Utilities Cooperative Finance Corp	2.610	09/16/12	56,866
50,000		National Rural Utilities Cooperative Finance Corp	10.380	11/01/18	71,601
250,000		New York Community Bank	3.000	12/16/11	257,464
25,000		Nomura Holdings, Inc	5.000	03/04/15	27,002
100,000	g	Principal Life Global Funding I	5.130	10/15/13	108,818
100,000	g	PTTEP Australia International Finance Pty Ltd	4.150	07/19/15	102,863
140,000	g,i	Rabobank Nederland NV	11.000	12/30/49	182,000
300,000	g	Toronto-Dominion Bank	2.200	07/29/15	304,023
75,000		UBS AG.	4.880	08/04/20	79,082
25,000		USB Capital XIII Trust	6.630	12/15/39	25,569
100,000	g	Waha Aerospace BV	3.930	07/28/20	102,760

		TOTAL DIVERSIFIED FINANCIALS			11,788,988

ENERGY - 2.8%
50,000		Anadarko Petroleum Corp	5.950	09/15/16	54,596
30,000		Anadarko Petroleum Corp	8.700	03/15/19	36,482
50,000		Anadarko Petroleum Corp	6.200	03/15/40	48,744
100,000		Apache Corp	5.100	09/01/40	100,605
75,000		Baker Hughes, Inc	6.500	11/15/13	86,876
100,000		Baker Hughes, Inc	5.130	09/15/40	104,149
50,000		BJ Services Co	5.750	06/01/11	51,682
100,000		BP Capital Markets plc	3.130	03/10/12	101,958
75,000		BP Capital Markets plc	3.880	03/10/15	78,032
100,000		BP Capital Markets plc	3.130	10/01/15	100,525
100,000		Burlington Resources Finance Co	7.200	08/15/31	126,017
75,000		Chevron Corp	3.450	03/03/12	77,883
125,000		ConocoPhillips	4.600	01/15/15	140,389
100,000		ConocoPhillips	6.500	02/01/39	125,256
95,930		Dolphin Energy Ltd	5.890	06/15/19	103,508
100,000	g	Empresa Nacional del Petroleo	5.250	08/10/20	102,568
25,000		Enbridge Energy Partners LP	5.200	03/15/20	27,202
25,000		EnCana Corp	6.500	05/15/19	30,602
25,000		EnCana Corp	6.630	08/15/37	29,361
75,000		Enterprise Products Operating LLC	4.600	08/01/12	78,986
25,000		Enterprise Products Operating LLC	5.000	03/01/15	27,526
75,000		Enterprise Products Operating LLC	5.200	09/01/20	81,213
100,000		Enterprise Products Operating LLC	6.130	10/15/39	107,637
75,000		EOG Resources, Inc	4.400	06/01/20	81,467
25,000		Hess Corp	8.130	02/15/19	32,870
100,000		Hess Corp	6.000	01/15/40	109,866
75,000		Hess Corp	5.600	02/15/41	78,255
50,000		Husky Energy, Inc	6.800	09/15/37	56,489
25,000		Marathon Oil Corp	6.500	02/15/14	28,708
25,000		Nexen, Inc	6.400	05/15/37	27,242

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

75,000		Nexen, Inc	7.500%	07/30/39	$92,154
20,000		Pemex Project Funding Master Trust	5.750	03/01/18	21,919
85,000		Pemex Project Funding Master Trust	6.630	06/15/35	92,857
$25,000		Pemex Project Funding Master Trust	6.630	06/15/38	26,924
60,000		Petrobras International Finance Co	7.880	03/15/19	74,826
59,000		Petrobras International Finance Co	6.880	01/20/40	67,540
50,000		Petroleos Mexicanos	4.875	0	53,931
90,000		Petroleos Mexicanos	5.500	0	95,850
20,000		Petroleos Mexicanos	8.000	05/03/19	24,800
100,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	122,499
100,000	g	Petronas Capital Ltd	5.250	08/12/19	110,043
100,000		Plains All American Pipeline LP	5.750	01/15/20	110,426
50,000	g	Rockies Express Pipeline LLC	6.250	07/15/13	54,321
50,000		SEACOR Holdings, Inc	7.380	10/01/19	54,524
75,000		Shell International Finance BV	4.300	09/22/19	82,260
25,000		Shell International Finance BV	6.380	12/15/38	31,697
25,000		Statoil ASA	2.900	10/15/14	26,226
100,000		TransCanada Pipelines Ltd	5.850	03/15/36	109,741
25,000		Vale Overseas Ltd	6.250	01/23/17	28,617
25,000		Vale Overseas Ltd	4.630	09/15/20	25,821
25,000		Vale Overseas Ltd	6.880	11/21/36	28,561
60,000		Vale Overseas Ltd	6.880	11/10/39	68,758
50,000		Valero Energy Corp	4.500	02/01/15	53,443
40,000		Weatherford Bermuda Holdings Ltd	5.130	09/15/20	40,891
40,000		Weatherford Bermuda Holdings Ltd	6.750	09/15/40	41,691
100,000		XTO Energy, Inc	6.250	04/15/13	113,102
50,000		XTO Energy, Inc	4.630	06/15/13	54,924
50,000		XTO Energy, Inc	5.500	06/15/18	59,896

		TOTAL ENERGY			4,004,936

FOOD & STAPLES RETAILING - 0.2%
50,000		CVS Caremark Corp	3.250	05/18/15	52,226
25,000		CVS Caremark Corp	4.750	05/18/20	27,192
50,000		Delhaize Group S.A.	5.880	02/01/14	56,433
50,000		Delhaize Group S.A.	6.500	06/15/17	59,619
25,000		Safeway, Inc	5.000	08/15/19	27,460
50,000		Safeway, Inc	3.950	08/15/20	50,282

		TOTAL FOOD & STAPLES RETAILING			273,212

FOOD BEVERAGE & TOBACCO - 0.9%
25,000		Anheuser-Busch InBev Worldwide, Inc	5.380	01/15/20	28,220
75,000		Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	82,642
25,000		Anheuser-Busch InBev Worldwide, Inc	6.380	01/15/40	30,209
50,000		Coca-Cola Enterprises, Inc	4.250	03/01/15	55,389
7,000		ConAgra Foods, Inc	6.750	09/15/11	7,377
98,000		ConAgra Foods, Inc	5.820	06/15/17	113,381
25,000		Dr Pepper Snapple Group, Inc	6.120	05/01/13	27,986
50,000		Dr Pepper Snapple Group, Inc	6.820	05/01/18	61,862
25,000		Dr Pepper Snapple Group, Inc	7.450	05/01/38	33,691
50,000		General Mills, Inc	5.250	08/15/13	55,809
50,000		General Mills, Inc	5.650	02/15/19	58,562
100,000	g	Grupo Bimbo SAB de C.V.	4.880	06/30/20	104,391
100,000	g	HJ Heinz Finance Co	7.130	08/01/39	126,976
25,000		Kraft Foods, Inc	6.130	02/01/18	29,475
50,000		Kraft Foods, Inc	5.380	02/10/20	55,852
$100,000		Kraft Foods, Inc	6.500	02/09/40	117,088
100,000		Mead Johnson Nutrition Co	4.900	11/01/19	109,983
50,000		Mead Johnson Nutrition Co	5.900	11/01/39	56,356
25,000		PepsiCo, Inc	7.900	11/01/18	33,307
100,000		Philip Morris International, Inc	6.880	03/17/14	117,901

		TOTAL FOOD BEVERAGE & TOBACCO			1,306,457

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 0.4%
50,000		Boston Scientific Corp	4.500%	01/15/15	$51,149
50,000		McKesson Corp	6.500	02/15/14	57,363
100,000		Medtronic, Inc	4.750	09/15/15	114,099
50,000		Medtronic, Inc	4.450	03/15/20	54,760
100,000		Quest Diagnostics, Inc	6.400	07/01/17	115,271
80,000		Stryker Corp	3.000	01/15/15	84,238
50,000		Stryker Corp	4.380	01/15/20	54,808
15,000		Thermo Fisher Scientific, Inc	4.700	05/01/20	16,754

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			548,442

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
65,000		Procter & Gamble Co	5.550	03/05/37	76,153

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			76,153

INSURANCE - 0.8%
50,000		ACE INA Holdings, Inc	5.880	06/15/14	56,809
50,000		Aflac, Inc	8.500	05/15/19	63,622
75,000		Allstate Corp	7.450	05/16/19	93,702
100,000		Chubb Corp	6.000	05/11/37	114,941
20,000		CIGNA Corp	5.130	06/15/20	21,609
75,000		Hartford Financial Services Group, Inc	4.000	03/30/15	76,735
75,000		Hartford Financial Services Group, Inc	5.500	03/30/20	76,276
50,000		Hartford Financial Services Group, Inc	6.630	03/30/40	50,161
25,000		Lincoln National Corp	7.000	06/15/40	28,482
50,000		Metlife, Inc	5.000	06/15/15	55,490
100,000		Metlife, Inc	6.750	06/01/16	119,376
100,000	g	Prudential Funding LLC	6.750	09/15/23	121,371
25,000		Travelers Cos, Inc	5.800	05/15/18	28,750
25,000		Travelers Cos, Inc	5.900	06/02/19	29,088
100,000		Travelers Property Casualty Corp	6.380	03/15/33	117,071
20,000		Unum Group	5.630	09/15/20	20,548
25,000		WR Berkley Corp	5.380	09/15/20	25,550

		TOTAL INSURANCE			1,099,581

MATERIALS - 1.1%
125,000		3M Co	5.700	03/15/37	147,308
100,000		Air Products & Chemicals, Inc	4.150	02/01/13	105,770
35,000		Air Products & Chemicals, Inc	4.380	08/21/19	37,263
10,000		Airgas, Inc	4.500	09/15/14	10,680
50,000		Alcoa, Inc	6.150	08/15/20	51,407
20,000		AngloGold Ashanti Holdings plc	5.380	04/15/20	21,158
50,000		ArcelorMittal	5.380	06/01/13	53,686
30,000		ArcelorMittal	7.000	10/15/39	30,647
50,000		Barrick Australian Finance Pty Ltd	5.950	10/15/39	56,725
$50,000		EI Du Pont de Nemours & Co	3.250	01/15/15	53,483
50,000		Freeport-McMoRan Copper & Gold, Inc	8.380	04/01/17	55,813
120,000	g	Gerdau S.A.	5.750	01/30/21	121,754
340,000		Gold Fields Orogen Holdings	4.875	0	337,610
50,000		International Paper Co	7.300	11/15/39	55,975
25,000		Newmont Mining Corp	6.250	10/01/39	28,660
75,000		Potash Corp of Saskatchewan, Inc	4.880	03/30/20	79,730
50,000		Praxair, Inc	5.250	11/15/14	57,313
50,000		Rio Tinto Finance USA Ltd	5.880	07/15/13	55,728
50,000		Rio Tinto Finance USA Ltd	6.500	07/15/18	60,295
100,000	g	Sociedad Quimica y Minera de Chile S.A.	5.500	04/21/20	105,331

		TOTAL MATERIALS			1,526,336

MEDIA - 1.1%
75,000		Comcast Corp	5.650	06/15/35	75,712
50,000		Comcast Corp	6.400	03/01/40	55,592
200,000		DIRECTV Holdings LLC	5.200	03/15/20	216,477
63,000		Lamar Media Corp	6.630	08/15/15	63,788
25,000	g	NBC Universal, Inc	5.150	04/30/20	26,998

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

500,000	g	NBC Universal, Inc	4.380%	04/01/21	$506,091
150,000	g	NBC Universal, Inc	5.950	04/01/41	154,292
75,000		Time Warner Cable, Inc	6.200	07/01/13	84,491
100,000		Time Warner Cable, Inc	8.750	02/14/19	132,059
125,000		Time Warner Cable, Inc	8.250	04/01/19	161,385
50,000		Time Warner, Inc	3.150	07/15/15	51,826
50,000		Time Warner, Inc	6.500	11/15/36	56,073
25,000		Viacom, Inc	4.380	09/15/14	27,135

		TOTAL MEDIA			1,611,919

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.7%
50,000		Abbott Laboratories	5.600	05/15/11	51,622
80,000		Abbott Laboratories	4.130	05/27/20	87,067
75,000		Amgen, Inc	3.450	10/01/20	75,503
65,000		Eli Lilly & Co	3.550	03/06/12	67,546
25,000		GlaxoSmithKline Capital, Inc	5.650	05/15/18	29,700
50,000		Johnson & Johnson	5.850	07/15/38	60,729
35,000		Life Technologies Corp	3.380	03/01/13	36,009
40,000		Life Technologies Corp	4.400	03/01/15	42,669
35,000		Novartis Capital Corp	4.130	02/10/14	38,219
200,000		Novartis Capital Corp	2.900	04/24/15	210,858
35,000		Novartis Capital Corp	4.400	04/24/20	38,868
35,000		Pfizer, Inc	5.350	03/15/15	40,381
100,000		Pfizer, Inc	6.200	03/15/19	123,127
50,000		Teva Pharmaceutical Finance LLC	3.000	06/15/15	52,304

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			954,602

REAL ESTATE - 0.4%
30,000		AMB Property LP	4.500	08/15/17	30,321
10,000	g	BioMed Realty LP	6.130	04/15/20	10,883
15,000		Boston Properties LP	5.880	10/15/19	16,760
25,000		Boston Properties LP	2.880	02/15/37	25,250
25,000		Brandywine Operating Partnership LP	7.500	05/15/15	28,024
$25,000		Brandywine Operating Partnership LP	5.700	05/01/17	25,317
25,000		Developers Diversified Realty Corp	7.500	04/01/17	25,977
40,000		Developers Diversified Realty Corp	7.880	09/01/20	41,446
25,000	g	Digital Realty Trust LP	4.500	07/15/15	25,811
25,000		Health Care REIT, Inc	4.700	09/15/17	25,263
10,000		Kimco Realty Corp	5.700	05/01/17	10,971
50,000		Liberty Property LP	4.750	10/01/20	50,353
20,000		Mack-Cali Realty Corp	7.750	08/15/19	23,802
10,000		National Retail Properties, Inc	6.880	10/15/17	11,340
25,000		Nationwide Health Properties, Inc	6.250	02/01/13	27,121
15,000		ProLogis	7.630	08/15/14	16,211
40,000		ProLogis	5.630	11/15/16	38,510
25,000		Realty Income Corp	5.950	09/15/16	27,664
35,000		Realty Income Corp	5.750	01/15/21	37,103
25,000		Simon Property Group LP	5.250	12/01/16	27,946
40,000		Simon Property Group LP	10.350	04/01/19	55,909
50,000		Washington Real Estate Investment Trust	4.950	10/01/20	50,156

		TOTAL REAL ESTATE			632,138

RETAILING - 0.3%
50,000		Advance Auto Parts, Inc	5.750	05/01/20	53,928
100,000		Home Depot, Inc	3.950	09/15/20	102,062
50,000		JC Penney Corp, Inc	5.750	02/15/18	51,500
20,000		JC Penney Corp, Inc	5.650	06/01/20	20,375
100,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	106,500
25,000		Martin Marietta Materials, Inc	6.600	04/15/18	28,032
25,000		Staples, Inc	9.750	01/15/14	30,956
25,000		TJX Cos, Inc	6.950	04/15/19	31,798
50,000		Wal-Mart Stores, Inc	5.250	09/01/35	53,541

		TOTAL RETAILING			478,692

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
50,000		Analog Devices, Inc	5.000%	07/01/14	$54,948

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			54,948

SOFTWARE & SERVICES - 0.5%
50,000		Adobe Systems, Inc	3.250	02/01/15	52,321
75,000		Microsoft Corp	0.880	09/27/13	75,104
125,000		Microsoft Corp	1.630	09/25/15	125,090
75,000		Microsoft Corp	3.000	10/01/20	74,807
50,000		Oracle Corp	3.750	07/08/14	54,490
25,000		Oracle Corp	5.750	04/15/18	29,725
65,000	g	Oracle Corp	3.880	07/15/20	68,044
90,000		Sungard Data Systems, Inc	10.250	08/15/15	94,725
100,000		Symantec Corp	2.750	09/15/15	100,969

		TOTAL SOFTWARE & SERVICES			675,275

TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
50,000		Agilent Technologies, Inc	2.500	07/15/13	51,008
50,000		Amphenol Corp	4.750	11/15/14	54,246
65,000		Cisco Systems, Inc	4.450	01/15/20	71,420
75,000		Hewlett-Packard Co	4.250	02/24/12	78,637
$50,000		Hewlett-Packard Co	2.950	08/15/12	52,131
25,000		Hewlett-Packard Co	4.750	06/02/14	28,023
75,000		International Business Machines Corp	1.000	08/05/13	75,259
50,000		L-3 Communications Corp	6.380	10/15/15	51,562
35,000		L-3 Communications Corp	5.200	10/15/19	37,834
25,000		Xerox Corp	8.250	05/15/14	29,974
25,000		Xerox Corp	5.630	12/15/19	27,982

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			558,076

TELECOMMUNICATION SERVICES - 1.6%
40,000		America Movil SAB de C.V.	5.000	03/30/20	43,141
100,000		AT&T, Inc	6.150	09/15/34	109,466
125,000		AT&T, Inc	6.300	01/15/38	141,184
92,000	g	AT&T, Inc	5.350	09/01/40	92,433
25,000		BellSouth Capital Funding Corp	7.880	02/15/30	31,194
100,000		BellSouth Corp	6.880	10/15/31	115,801
175,000		Cellco Partnership	3.750	05/20/11	178,472
25,000		Cellco Partnership	5.550	02/01/14	28,271
175,000		Cellco Partnership	8.500	11/15/18	238,285
100,000		Deutsche Telekom International Finance BV	8.750	06/15/30	140,025
50,000		France Telecom S.A.	2.130	09/16/15	50,347
100,000		Sprint Capital Corp	8.750	03/15/32	105,000
50,000		Telecom Italia Capital S.A.	6.180	06/18/14	55,140
25,000		Telecom Italia Capital S.A.	7.000	06/04/18	28,718
200,000		Telecom Italia Capital S.A.	7.180	06/18/19	234,739
135,000		Telefonica Emisiones SAU	5.130	04/27/20	146,871
100,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	109,301
100,000	g	Telemar Norte Leste S.A.	5.500	10/23/20	101,250
100,000		Verizon Communications, Inc	4.350	02/15/13	107,826
40,000		Verizon Communications, Inc	8.750	11/01/18	54,429
50,000		Verizon Communications, Inc	6.250	04/01/37	56,503
50,000		Verizon Communications, Inc	6.400	02/15/38	57,829
25,000		Verizon Communications, Inc	8.950	03/01/39	36,657

		TOTAL TELECOMMUNICATION SERVICES			2,262,882

TRANSPORTATION - 0.7%
100,000		Boeing Co	6.130	02/15/33	118,192
100,000		Burlington Northern Santa Fe Corp	4.700	10/01/19	109,833
75,000		Burlington Northern Santa Fe Corp	5.750	05/01/40	82,768
25,000		Embraer Overseas Ltd	6.380	01/15/20	27,375
40,000	g	ERAC USA Finance LLC	5.250	10/01/20	42,724
25,000	g	Meccanica Holdings USA	6.250	01/15/40	24,871
50,000		Norfolk Southern Corp	5.750	04/01/18	58,550

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

100,000		Norfolk Southern Corp	5.590%	05/17/25	$110,755
296,875		Totem Ocean Trailer Express, Inc	4.510	12/18/19	330,915
75,000		Union Pacific Corp	5.130	02/15/14	83,248

		TOTAL TRANSPORTATION			989,231

UTILITIES - 1.8%
50,000		AGL Capital Corp	5.250	08/15/19	53,254
75,000		Alliant Energy Corp	4.000	10/15/14	78,823
75,000		Atmos Energy Corp	8.500	03/15/19	97,495
$200,000		Carolina Power & Light Co	5.300	01/15/19	232,420
50,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	58,992
100,000	g	Colbun S.A.	6.000	01/21/20	105,474
125,000		Commonwealth Edison Co	4.000	08/01/20	131,032
25,000		Connecticut Light & Power Co	5.500	02/01/19	28,646
20,000		Consolidated Edison Co of New York, Inc	4.450	06/15/20	21,952
35,000		Consolidated Edison Co of New York, Inc	5.700	06/15/40	39,426
100,000		Duke Energy Carolinas LLC	5.750	11/15/13	113,727
15,000		Duke Energy Carolinas LLC	4.300	06/15/20	16,540
50,000		FirstEnergy Solutions Corp	4.800	02/15/15	53,743
50,000		FirstEnergy Solutions Corp	6.050	08/15/21	53,416
50,000		Indiana Michigan Power Co	7.000	03/15/19	61,395
50,000		Kinder Morgan Energy Partners LP	6.500	09/01/39	54,061
100,000	g	Korea Hydro & Nuclear Power Co Ltd	3.130	09/16/15	99,899
50,000		Midamerican Energy Holdings Co	5.950	05/15/37	56,243
100,000		Nevada Power Co	6.650	04/01/36	119,739
50,000		Nevada Power Co	5.380	09/15/40	51,574
50,000		NiSource Finance Corp	10.750	03/15/16	66,044
75,000		Pacific Gas & Electric Co	8.250	10/15/18	99,639
50,000		PacifiCorp	6.000	01/15/39	58,897
75,000		Pepco Holdings, Inc	2.700	10/01/15	75,150
50,000		PG&E Corp	5.750	04/01/14	56,222
103,000		Progress Energy, Inc	7.100	03/01/11	105,572
50,000		Progress Energy, Inc	7.050	03/15/19	61,982
100,000		Public Service Co of Oklahoma	5.150	12/01/19	109,405
25,000		San Diego Gas & Electric Co	5.350	05/15/40	28,067
50,000		Sempra Energy	6.000	10/15/39	56,464
25,000		Veolia Environnement	5.250	06/03/13	27,247
100,000		Virginia Electric and Power Co	4.750	03/01/13	108,173
50,000		Williams Partners LP	3.800	02/15/15	52,612
75,000		Williams Partners LP	5.250	03/15/20	81,531
75,000		Williams Partners LP	6.300	04/15/40	82,677

		TOTAL UTILITIES			2,597,533

		TOTAL CORPORATE BONDS (Cost $39,494,289)			42,125,845

GOVERNMENT BONDS -62.7%
AGENCY SECURITIES - 5.9%
		Federal Farm Credit Bank (FFCB)
600,000		FFCB	2.630	04/21/11	607,793
500,000		FFCB	1.380	06/25/13	508,824
		Federal Home Loan Bank (FHLB)
1,000,000		FHLB	1.880	06/21/13	1,030,424
		Federal Home Loan Mortgage Corp (FHLMC)
2,000,000		FHLMC	2.130	09/21/12	2,062,287
300,000		FHLMC	2.500	04/23/14	315,355
1,500,000		FHLMC	5.130	10/18/16	1,770,719
		Federal National Mortgage Association (FNMA)
100,000		FNMA	1.250	08/20/13	101,170
1,000,000		FNMA	3.000	09/16/14	1,069,129
$100,000		European Investment Bank	4.880	02/15/36	111,502
500,000	g,j	FDIC Structured Sale Guarantee	0.000	10/25/12	486,260
250,000		Private Export Funding Corp	3.050	10/15/14	267,306

		TOTAL AGENCY SECURITIES			8,330,769

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

FOREIGN GOVERNMENT BONDS - 6.7%
100,000	g	Bahrain Government International Bond	5.500%	03/31/20	$104,763
100,000	g	Banco Nacional de Desenvolvimento Economico e Social	5.500	07/12/20	107,875
100,000	g	Belgium Government International Bond	2.880	09/15/14	103,580
50,000		Belgium Kingdom	2.750	03/05/15	51,690
200,000		Brazilian Government International Bond	5.880	01/15/19	234,500
100,000		Brazilian Government International Bond	4.880	01/22/21	109,750
25,000		Brazilian Government International Bond	7.130	01/20/37	32,875
100,000		Brazilian Government International Bond	5.630	01/07/41	109,750
150,000		Canada Government International Bond	2.380	09/10/14	157,171
150,000		Chile Government International Bond	3.880	08/05/20	155,591
100,000	g	Croatia Government International Bond	6.630	07/14/20	108,125
100,000		Eksportfinans A/S	5.000	02/14/12	105,853
250,000		Export Development Canada	2.250	05/28/15	259,790
100,000		Export-Import Bank of Korea	5.880	01/14/15	111,760
100,000		Export-Import Bank of Korea	5.130	06/29/20	107,678
175,000		Federative Republic of Brazil	6.000	01/17/17	203,875
80,000		Korea Development Bank	3.250	03/09/16	80,090
300,000		Kreditanstalt fuer Wiederaufbau	4.500	07/16/18	345,196
500,000		Kreditanstalt fuer Wiederaufbau	4.000	01/27/20	552,013
25,000		Peruvian Government International Bond	7.130	03/30/19	31,313
25,000		Peruvian Government International Bond	7.350	07/21/25	32,438
80,000		Poland Government International Bond	3.880	07/16/15	83,213
30,000		Poland Government International Bond	6.380	07/15/19	35,345
175,000		Province of British Columbia Canada	2.850	06/15/15	186,102
500,000		Province of Manitoba Canada	2.130	04/22/13	517,355
500,000		Province of Nova Scotia Canada	2.380	07/21/15	514,608
1,000,000		Province of Ontario Canada	2.630	01/20/12	1,025,304
300,000		Province of Ontario Canada	4.100	06/16/14	329,560
300,000		Province of Ontario Canada	2.950	02/05/15	317,572
400,000		Province of Ontario Canada	2.700	06/16/15	418,958
1,000,000		Province of Ontario Canada	4.000	10/07/19	1,079,468
500,000		Province of Ontario Canada	4.400	04/14/20	552,947
110,000		Province of Quebec Canada	4.630	05/14/18	125,300
500,000		Province of Quebec Canada	3.500	07/29/20	512,238
100,000		Qatar Government International Bond	5.250	01/20/20	110,000
30,000		Republic of Hungary	6.250	01/29/20	32,215
100,000		Republic of Korea	5.750	04/16/14	112,114
100,000	g	Russian Foreign Bond - Eurobond	3.630	04/29/15	100,750
100,000		South Africa Government International Bond	6.880	05/27/19	122,250
52,000		United Mexican States	5.880	02/17/14	58,760
50,000		United Mexican States	5.950	03/19/19	58,675
100,000		United Mexican States	5.130	01/15/20	111,750

		TOTAL FOREIGN GOVERNMENT BONDS			9,510,160

MORTGAGE BACKED - 29.0%
		Federal Home Loan Mortgage Corp (FHLMC)
$74,249	i	FHLMC	2.640	02/01/36	77,192
253,960	i	FHLMC	5.780	07/01/36	269,410
47,122	i	FHLMC	3.050	09/01/36	49,294
37,120	i	FHLMC	5.930	09/01/36	39,331
130,972	i	FHLMC	6.000	09/01/36	138,700
126,759	i	FHLMC	5.560	03/01/37	134,392
238,949	i	FHLMC	5.880	04/01/37	255,783
78,132	i	FHLMC	5.720	05/01/37	83,784
		Federal Home Loan Mortgage Corp Gold (FGLMC)
237,165		FGLMC	5.000	02/01/19	253,887
47,764		FGLMC	4.500	01/01/20	50,748
170,359		FGLMC	4.500	07/01/20	179,683
50,903		FGLMC	5.000	04/01/23	54,017
152,113		FGLMC	4.000	07/01/24	159,013
60,806		FGLMC	4.500	09/01/24	63,978
21,344		FGLMC	6.000	03/01/33	23,390
219,026		FGLMC	5.000	11/01/33	232,078
385,787		FGLMC	6.000	11/01/33	422,767
105,877		FGLMC	5.000	05/01/34	112,021
67,200		FGLMC	6.000	09/01/34	73,263

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

16,490		FGLMC	6.000%	04/01/35	$17,792
44,652		FGLMC	5.000	02/01/36	47,187
32,885		FGLMC	6.500	05/01/36	35,913
324,761		FGLMC	5.500	04/01/37	344,709
402,211		FGLMC	5.500	05/01/37	426,917
235,883		FGLMC	6.000	08/01/37	255,077
29,446		FGLMC	6.000	08/01/37	31,726
86,662		FGLMC	6.500	09/01/37	94,505
74,858		FGLMC	6.500	11/01/37	81,632
214,646		FGLMC	5.000	04/01/38	226,943
72,317		FGLMC	6.500	05/01/38	78,824
95,524		FGLMC	5.500	01/01/39	101,392
190,307		FGLMC	4.000	06/01/39	195,364
118,769		FGLMC	5.000	07/01/39	124,844
141,512		FGLMC	5.000	01/01/40	148,751
		Federal National Mortgage Association (FNMA)
9,281		FNMA	5.000	06/01/13	9,843
1,531,794		FNMA	4.570	01/01/15	1,657,711
76,435		FNMA	5.500	04/01/18	82,848
60,923		FNMA	5.500	05/01/18	66,066
72,670		FNMA	4.500	03/01/19	77,188
40,340		FNMA	4.500	06/01/19	42,847
208,479		FNMA	5.500	07/01/20	225,425
19,142		FNMA	4.500	11/01/20	20,332
142,569		FNMA	4.500	12/01/20	151,120
56,967		FNMA	5.000	12/01/20	60,762
76,258		FNMA	4.500	03/01/23	80,296
186,231		FNMA	5.000	04/01/23	197,608
174,645		FNMA	4.500	06/01/23	183,892
152,032		FNMA	5.000	07/01/23	161,305
139,734		FNMA	5.000	07/01/23	148,257
143,499		FNMA	5.500	02/01/24	154,549
$441,238		FNMA	4.500	04/01/24	464,462
172,336		FNMA	4.000	05/01/24	180,152
318,265		FNMA	5.500	07/01/24	342,742
11,512		FNMA	5.500	09/01/24	12,398
562,275		FNMA	4.000	02/01/25	588,832
60,236		FNMA	6.500	07/01/32	67,212
82,122		FNMA	5.500	01/01/33	88,286
137,589		FNMA	5.500	07/01/33	147,830
689,083		FNMA	5.500	07/01/33	740,375
321,473		FNMA	5.500	07/01/33	345,402
313,463		FNMA	6.000	10/01/33	343,755
204,455		FNMA	5.000	11/01/33	217,086
819,094		FNMA	5.500	11/01/33	880,063
442,568		FNMA	5.000	03/01/34	469,909
788,452		FNMA	5.000	03/01/34	837,161
100,448		FNMA	5.500	04/01/34	107,737
66,517		FNMA	5.000	08/01/34	70,381
1,694,079		FNMA	5.000	09/01/34	1,795,032
89,134		FNMA	5.000	11/01/34	94,640
60,742		FNMA	6.500	02/01/35	67,359
192,946		FNMA	5.500	04/01/35	206,946
19,350		FNMA	7.500	06/01/35	21,841
57,300		FNMA	5.500	07/01/35	61,455
33,252		FNMA	7.500	07/01/35	37,532
78,435		FNMA	4.500	08/01/35	82,382
107,217		FNMA	5.000	08/01/35	113,338
263,634		FNMA	5.500	09/01/35	283,257
100,769		FNMA	5.500	10/01/35	107,765
117,516		FNMA	5.000	02/01/36	124,225
402,429		FNMA	6.000	04/01/36	434,653
205,599		FNMA	6.000	06/01/36	223,310
126,692	i	FNMA	5.900	07/01/36	134,150
58,707		FNMA	6.500	09/01/36	64,295
87,289		FNMA	6.000	12/01/36	94,279
73,413		FNMA	5.000	02/01/37	77,341
303,042		FNMA	5.500	02/01/37	323,041

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

58,387	FNMA	7.000%	02/01/37	$65,100
191,175	FNMA	5.500	03/01/37	203,392
121,035	FNMA	7.000	04/01/37	134,950
77,857	FNMA	5.500	06/01/37	82,833
29,890	FNMA	6.500	08/01/37	32,954
76,075	FNMA	6.000	11/01/37	81,858
29,447	FNMA	7.000	11/01/37	32,833
122,942	FNMA	5.500	01/01/38	130,799
14,189	FNMA	6.500	01/01/38	15,500
1,024,149	FNMA	5.500	02/01/38	1,089,602
301,234	FNMA	5.500	02/01/38	320,485
5,174	FNMA	6.500	02/01/38	5,659
6,154	FNMA	6.500	03/01/38	6,717
21,473	FNMA	6.500	03/01/38	23,438
346,431	FNMA	5.000	04/01/38	364,945
166,701	FNMA	6.000	04/01/38	179,164
$990,317	FNMA	6.000	07/01/38	1,065,593
936,321	FNMA	6.000	10/01/38	1,007,493
371,345	FNMA	4.000	01/01/39	382,141
143,184	FNMA	4.500	01/01/39	149,361
96,731	FNMA	5.500	01/01/39	102,913
96,785	FNMA	6.000	01/01/39	104,021
77,632	FNMA	6.000	01/01/39	83,436
138,357	FNMA	4.000	02/01/39	142,401
134,699	FNMA	4.500	02/01/39	140,509
842,262	FNMA	4.500	02/01/39	878,594
80,983	FNMA	5.500	02/01/39	86,158
1,783,746	FNMA	4.500	04/01/39	1,859,854
120,738	FNMA	5.000	04/01/39	127,179
467,291	FNMA	4.500	06/01/39	487,229
744,838	FNMA	4.000	07/01/39	766,493
511,870	FNMA	6.500	07/01/39	558,672
482,324	FNMA	4.000	08/01/39	496,347
535,639	FNMA	4.500	08/01/39	558,493
765,354	FNMA	6.000	09/01/39	822,574
336,985	FNMA	4.500	10/01/39	351,363
341,982	FNMA	4.500	11/01/39	356,574
376,502	FNMA	4.500	11/01/39	392,566
236,137	FNMA	5.000	11/01/39	248,732
494,925	FNMA	5.000	06/01/40	523,171
490,967	FNMA	4.500	07/01/40	511,838
472,380	FNMA	4.500	07/01/40	492,461
495,396	FNMA	5.500	07/01/40	527,007
	Government National Mortgage Association (GNMA)
35,814	GNMA	5.500	07/15/33	38,733
241,556	GNMA	5.500	07/20/33	261,095
39,628	GNMA	5.000	03/15/34	42,458
186,717	GNMA	5.000	06/15/34	201,354
344,688	GNMA	5.500	02/15/37	371,167
273,743	GNMA	5.000	01/15/38	291,923
111,928	GNMA	5.000	04/15/38	119,362
216,611	GNMA	5.500	05/15/38	233,184
42,271	GNMA	6.000	08/15/38	45,937
42,396	GNMA	6.000	08/20/38	46,067
491,366	GNMA	5.500	07/15/39	528,960
164,498	GNMA	4.500	07/20/39	173,594
61,176	GNMA	5.000	07/20/39	65,352
70,480	GNMA	4.000	08/15/39	73,011
689,590	GNMA	4.500	03/15/40	726,849
244,939	GNMA	4.500	04/15/40	258,173
241,729	GNMA	5.000	04/15/40	257,782
492,504	GNMA	5.000	04/15/40	525,212
590,660	GNMA	5.000	05/20/40	630,991
498,012	GNMA	4.500	06/15/40	524,920
494,025	GNMA	5.000	06/15/40	526,834
573,445	GNMA	4.000	07/15/40	594,034

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

196,792		GNMA	6.230%	09/15/43	$211,529

		TOTAL MORTGAGE BACKED			41,196,903

MUNICIPAL BONDS - 0.7%
$150,000		Grant County Public Utility District No 2	5.630	01/01/27	163,236
500,000		Long Island Power Authority	5.850	05/01/41	510,270
150,000		State of California	7.630	03/01/40	164,982
175,000		State of Illinois	6.730	04/01/35	174,914

		TOTAL MUNICIPAL BONDS			1,013,402

U.S. TREASURY SECURITIES - 20.4%
842,500		United States Treasury Bond	5.250	02/15/29	1,064,709
1,484,000		United States Treasury Bond	4.380	05/15/40	1,666,725
1,890,000		United States Treasury Bond	3.880	08/15/40	1,953,788
1,415,000		United States Treasury Note	1.000	09/30/11	1,424,894
200,000		United States Treasury Note	1.000	12/31/11	201,688
55,000		United States Treasury Note	0.630	06/30/12	55,223
85,000		United States Treasury Note	0.630	07/31/12	85,355
48,000		United States Treasury Note	1.380	10/15/12	48,900
30,000		United States Treasury Note	0.750	08/15/13	30,113
1,425,000		United States Treasury Note	0.750	09/15/13	1,429,675
635,000		United States Treasury Note	2.000	11/30/13	660,996
4,377,000		United States Treasury Note	1.880	04/30/14	4,538,743
1,613,000		United States Treasury Note	2.250	05/31/14	1,694,910
799,000		United States Treasury Note	2.380	08/31/14	843,007
1,580,000		United States Treasury Note	2.380	10/31/14	1,667,641
1,600,000		United States Treasury Note	2.250	01/31/15	1,679,000
426,000		United States Treasury Note	1.880	06/30/15	438,980
1,896,000		United States Treasury Note	1.250	08/31/15	1,895,408
860,000		United States Treasury Note	2.630	02/29/16	913,951
1,100,000		United States Treasury Note	2.380	03/31/16	1,153,368
50,000		United States Treasury Note	3.000	02/28/17	53,773
4,240,000		United States Treasury Note	1.880	08/31/17	4,236,358
995,000		United States Treasury Note	2.630	08/15/20	1,004,328
500,000	j	United States Treasury Strip Principal	0.000	08/15/27	277,514

		TOTAL U.S. TREASURY SECURITIES			29,019,047

		TOTAL GOVERNMENT BONDS (Cost $85,292,390)			89,070,281

STRUCTURED ASSETS - 6.4%
ASSET BACKED - 2.1%
50,000		AmeriCredit Automobile Receivables Trust	3.340	04/08/16	50,196
		Series - 2010 3 (Class C)
50,000	g	Avis Budget Rental Car Funding AESOP LLC	5.680	02/20/14	53,491
		Series - 2009 2A (Class A)
431,717		Centex Home Equity	5.540	01/25/32	429,776
		Series - 2002 A (Class AF6)
337,182	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	132,039
		Series - 2004 2 (Class 1B)
341,152		CIT Group Home Equity Loan Trust	6.390	12/25/30	60,450
		Series - 2002 2 (Class MF2)
75,000	i	Countrywide Asset-Backed Certificates	5.680	10/25/46	71,599
		Series - 2006 15 (Class A2)
$957,360	g	Flagstar Home Equity Loan Trust	5.780	01/25/35	811,666
		Series - 2007 1A (Class AF3)
15,000	g	Ford Credit Floorplan Master Owner Trust	4.640	02/15/17	16,140
		Series - 2010 3 (Class B)
117,824		GMAC Commercial Mortgage Securities, Inc	5.590	10/25/29	109,256
		Series - 2006 HLTV (Class A3)
250,000		GMAC Commercial Mortgage Securities, Inc	5.810	10/25/29	167,673
		Series - 2006 HLTV (Class A4)
250,000	g	Hertz Vehicle Financing LLC	5.290	03/25/16	275,935
		Series - 2009 2A (Class A2)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

119,184		HFC Home Equity Loan Asset Backed Certificates	5.910%	03/20/36	$120,258
		Series - 2007 1 (Class A1F)
28,279	i,j	Morgan Stanley ABS Capital I	0.270	01/25/37	27,863
		Series - 2007 HE2 (Class A2A)
310,000		Renaissance Home Equity Loan Trust	5.590	11/25/36	171,611
		Series - 2006 3 (Class AF3)
181,635		Residential Funding Mortgage Securities II, Inc	5.520	04/25/21	177,984
		Series - 2006 HI5 (Class A2)
100,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	34,140
		Series - 2006 HI1 (Class M2)
47,702	i,j	Securitized Asset Backed Receivables LLC Trust	0.410	03/25/36	45,325
		Series - 2006 NC2 (Class A2)
15,000	g	Vornado DP LLC	4.000	09/13/28	15,431
		Series - 2010 VNO (Class A2FX)
152,362	g,m	Wachovia Amortization Controlled Heloc NIM	5.680	08/12/47	123,413
		Series - 2006 N1 (Class N1)
41,147	i,j	Wells Fargo Home Equity Trust	0.400	07/25/36	38,075
		Series - 2006 2 (Class A3)

		TOTAL ASSET BACKED			2,932,321

OTHER MORTGAGE BACKED - 4.3%
70,000		Banc of America Commercial Mortgage, Inc	5.360	10/10/45	73,550
		Series - 2006 6 (Class A4)
75,000	i	Banc of America Commercial Mortgage, Inc	5.870	04/10/49	76,749
		Series - 2007 2 (Class A4)
275,187		Bank of America Alternative Loan Trust	6.000	08/25/34	284,315
		Series - 2004 7 (Class 2A1)
25,000		Bear Stearns Commercial Mortgage Securities	5.200	12/11/38	26,394
		Series - 2006 PW14 (Class A4)
45,000	i	Bear Stearns Commercial Mortgage Securities	5.620	03/11/39	49,667
		Series - 2006 PW11 (Class A4)
40,000		Bear Stearns Commercial Mortgage Securities	4.670	06/11/41	42,624
		Series - 2005 PWR8 (Class A4)
120,000	i	Bear Stearns Commercial Mortgage Securities	5.470	06/11/41	131,888
		Series - 2004 PWR4 (Class A3)
80,000	i	Bear Stearns Commercial Mortgage Securities	5.580	09/11/41	79,208
		Series - 2006 PW13 (Class AM)
75,000		Bear Stearns Commercial Mortgage Securities	5.540	10/12/41	82,780
		Series - 2006 T24 (Class A4)
110,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	117,176
		Series - 2004 T16 (Class A6)
$105,000	i	Bear Stearns Commercial Mortgage Securities	5.690	06/11/50	113,347
		Series - 2007 PW17 (Class A4)
100,000		Bear Stearns Commercial Mortgage Securities	5.700	06/11/50	107,613
		Series - 2007 PW18 (Class A4)
75,000		Chase Mortgage Finance Corp	5.500	10/25/35	76,148
		Series - 2005 S2 (Class A24)
50,000		Citigroup, Inc	5.320	12/11/49	51,820
		Series - 2007 CD4 (Class A4)
85,000	i	Commercial Mortgage Pass Through Certificates	6.010	12/10/49	92,521
		Series - 2007 C9 (Class A4)
79,102		Countrywide Alternative Loan Trust	5.500	08/25/16	69,494
		Series - 2004 30CB (Class 1A15)
87,100		Countrywide Home Loan Mortgage Pass Through Trust	5.250	09/25/35	89,225
		Series - 2005 17 (Class 1A10)
39,575		Countrywide Home Loan Mortgage Pass Through Trust	5.500	09/25/35	39,481
		Series - 2005 J3 (Class 1A1)
50,000		CS First Boston Mortgage Securities Corp	4.050	05/15/38	50,870
		Series - 2003 C3 (Class B)
55,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	59,579
		Series - 2005 C5 (Class A4)
35,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	31,750
		Series - 2005 C5 (Class AJ)
150,000		Federal National Mortgage Association (FNMA)	4.000	02/25/19	162,790
		Series - 2004 7 (Class JK)
56,594		First Horizon Asset Securities, Inc	5.500	11/25/33	57,987
		Series - 2003 9 (Class 1A4)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

40,000		GMAC Commercial Mortgage Securities, Inc	5.020%	04/10/40	$43,430
		Series - 2003 C3 (Class A4)
87,352	i	GMAC Mortgage Corp Loan Trust	4.570	10/19/33	88,565
		Series - 2003 AR1 (Class A5)
495,000	i	Greenwich Capital Commercial Funding Corp	5.890	07/10/38	493,302
		Series - 2006 GG7 (Class AM)
100,000	i	Greenwich Capital Commercial Funding Corp	6.080	07/10/38	109,566
		Series - 2006 GG7 (Class A4)
400,000		Greenwich Capital Commercial Funding Corp	5.440	03/10/39	421,642
		Series - 2007 GG9 (Class A4)
85,000		Greenwich Capital Commercial Funding Corp	5.480	03/10/39	78,472
		Series - 2007 GG9 (Class AM)
175,000		Greenwich Capital Commercial Funding Corp	5.740	12/10/49	183,142
		Series - 2007 GG11 (Class A4)
70,000	i	GS Mortgage Securities Corp II	5.550	04/10/38	75,372
		Series - 2006 GG6 (Class A4)
100,000	i	GS Mortgage Securities Corp II	5.620	04/10/38	97,995
		Series - 2006 GG6 (Class AM)
125,000		GS Mortgage Securities Corp II	5.560	11/10/39	133,139
		Series - 2006 GG8 (Class A4)
39,562	i	GSR Mortgage Loan Trust	4.920	01/25/36	38,173
		Series - 2006 AR1 (Class 2A2)
50,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.630	12/05/27	56,975
		Series - 2009 IWST (Class A2)
150,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.340	05/15/47	156,001
		Series - 2006 LDP9 (Class A3)
$55,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	06/12/47	57,650
		Series - 2007 CB18 (Class A4)
200,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.820	06/15/49	206,653
		Series - 2007 LD11 (Class A4)
76,374	i	JP Morgan Mortgage Trust	4.310	04/25/35	77,122
		Series - 2005 A2 (Class 5A1)
50,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	53,453
		Series - 2005 C2 (Class A5)
220,000		LB-UBS Commercial Mortgage Trust	5.420	02/15/40	231,770
		Series - 2007 C1 (Class A4)
115,000		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	120,293
		Series - 2007 C2 (Class A3)
75,000	i	LB-UBS Commercial Mortgage Trust	5.860	07/15/40	78,247
		Series - 2007 C6 (Class A4)
200,000	i	Merrill Lynch Mortgage Trust	5.410	11/12/37	219,767
		Series - 2005 CKI1 (Class A6)
41,024	i	Merrill Lynch Mortgage Trust	5.110	07/12/38	41,583
		Series - 2005 CIP1 (Class AM)
75,000	i	Merrill Lynch Mortgage Trust	5.840	05/12/39	81,845
		Series - 2006 C1 (Class A4)
75,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.590	02/12/39	83,065
		Series - 2006 1 (Class A4)
65,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	6.160	08/12/49	61,986
		Series - 2007 8 (Class AM)
130,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.170	12/12/49	134,661
		Series - 2006 4 (Class A3)
11,928		Morgan Stanley Capital I	4.690	06/13/41	11,959
		Series - 2004 T15 (Class A2)
80,000	i	Morgan Stanley Capital I	5.270	06/13/41	87,213
		Series - 2004 T15 (Class A4)
270,000	i	Morgan Stanley Capital I	5.450	02/12/44	281,642
		Series - 2007 HQ11 (Class A4)
85,000		Morgan Stanley Capital I	5.360	03/15/44	88,388
		Series - 2007 IQ13 (Class A4)
102,000	i	Morgan Stanley Capital I	5.730	07/12/44	112,751
		Series - 2006 HQ9 (Class A4)
30,000	i	Morgan Stanley Capital I	5.540	11/12/49	29,859
		Series - 2007 T25 (Class AM)
35,000		Morgan Stanley Capital I	4.770	07/15/56	30,456
		Series - 0 IQ9 (Class AJ)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

30,162	i	Structured Adjustable Rate Mortgage Loan Trust	0.640%	03/25/35	$29,248
		Series - 2005 6XS (Class A3)
33,940	i	Structured Adjustable Rate Mortgage Loan Trust	5.750	07/25/36	34,214
		Series - 2006 6 (Class 2A1)
40,000	i	Wachovia Bank Commercial Mortgage Trust	5.530	12/15/44	36,212
		Series - 2005 C22 (Class AJ)
50,000	i	Wachovia Bank Commercial Mortgage Trust	6.100	02/15/51	52,200
		Series - 2007 C33 (Class A4)

		TOTAL OTHER MORTGAGE BACKED			6,184,987

		TOTAL STRUCTURED ASSETS (Cost $9,417,080)			9,117,308

		TOTAL BONDS (Cost $134,203,759)			140,313,434

SHARES		COMPANY
PREFERRED STOCKS - 0.0%
BANKS - 0.0%
5,517	*	Federal Home Loan Mortgage Corp (FHLMC)	8.380	12/30/49	2,372
17,265	*	Federal National Mortgage Association (FNMA)	8.250	12/30/49	7,511

		TOTAL BANKS			9,883

		TOTAL PREFERRED STOCKS (Cost $569,550)			9,883

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 1.4%
GOVERNMENT AGENCY DEBT - 1.4%
		Federal Home Loan Bank (FHLB)
$2,000,000		FHLB		10/01/10	2,000,000

		TOTAL GOVERNMENT AGENCY DEBT			2,000,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $2,000,000)			2,000,000

		TOTAL INVESTMENTS - 100.3% (Cost $136,773,309)			142,323,317
		OTHER ASSETS & LIABILITIES, NET - (0.3)%			(394,560)

		NET ASSETS - 100.0%			$141,928,757

Abbreviation(s):

ABS Asset-Backed Security

REIT Real Estate Investment Trust

*	Non-income producing.

b	In bankruptcy.

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.

i	Floating or variable rate security. Coupon reflects the rate at period end.

j	Zero coupon.

m	Indicates a security that has been deemed illiquid.

n	In default.

TIAA-CREF LIFE FUNDS - Money Market Fund

TIAA-CREF LIFE FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2010

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 98.5%
BANKERS’ ACCEPTANCES - 0.8%
$500,000	JPMorgan Chase Bank NA		10/25/10	$499,850

	TOTAL BANKERS’ ACCEPTANCES			499,850

CERTIFICATE OF DEPOSIT - 6.3%
485,000	Bank of Montreal	0.230%	12/13/10	485,000
560,000	Bank of Nova Scotia	0.300	10/19/10	560,000
1,000,000	Bank of Nova Scotia	0.290	01/20/11	1,000,000
415,000	Barclays Bank plc	0.500	10/20/10	415,000
500,000	Toronto-Dominion Bank	0.300	11/08/10	500,000
950,000	Toronto-Dominion Bank	0.240	11/29/10	950,000

	TOTAL CERTIFICATE OF DEPOSIT			3,910,000

GOVERNMENT AGENCY DEBT - 38.6%
250,000	Federal Farm Credit Bank (FFCB)		01/03/11	249,869
1,174,000	Federal Home Loan Bank (FHLB)		10/01/10	1,174,000
300,000	FHLB		10/13/10	299,980
100,000	FHLB		10/20/10	99,985
1,770,000	FHLB		11/03/10	1,769,725
800,000	FHLB		11/10/10	799,831
1,000,000	FHLB		11/17/10	999,772
1,000,000	FHLB		11/19/10	999,755
635,000	FHLB		11/24/10	634,829
1,000,000	Federal Home Loan Mortgage Corp (FHLMC)		10/04/10	999,981
1,010,000	FHLMC		10/20/10	1,009,893
680,000	FHLMC		10/25/10	679,921
550,000	FHLMC		10/26/10	549,924
400,000	FHLMC		11/16/10	399,836
941,000	FHLMC		11/23/10	940,723
94,000	FHLMC		12/06/10	93,969
1,030,000	FHLMC		12/09/10	1,029,625
670,000	FHLMC		12/13/10	669,755
295,000	FHLMC		12/16/10	294,882
175,000	FHLMC		01/11/11	174,896
330,000	FHLMC		02/07/11	329,764
400,000	FHLMC		05/25/11	399,344
1,500,000	Federal National Mortgage Association (FNMA)		10/05/10	1,499,962
700,000	FNMA		10/13/10	699,928
400,000	FNMA		10/25/10	399,933
396,000	FNMA		10/26/10	395,940
1,365,000	FNMA		10/27/10	1,364,823
900,000	FNMA		10/29/10	899,874
500,000	FNMA		11/01/10	499,910
1,000,000	FNMA		12/01/10	999,385
1,478,000	FNMA		12/08/10	1,477,608
$225,000	FNMA		12/20/10	224,905
735,000	FNMA		01/04/11	734,593
30,000	FNMA		02/23/11	29,964
25,000	FNMA		03/01/11	24,974
300,000	FNMA		04/11/11	299,280

	TOTAL GOVERNMENT AGENCY DEBT			24,151,338

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
OTHER COMMERCIAL PAPER - 38.7%
1,000,000	American Honda Finance Corp		12/21/10	$999,438
500,000	Australia & New Zealand Banking Group Ltd		11/18/10	499,747
700,000	Australia & New Zealand Banking Group Ltd		01/10/11	699,489
500,000	Coca-Cola Co		10/07/10	499,979
500,000	Coca-Cola Co		10/15/10	499,963
500,000	Coca-Cola Co		11/16/10	499,859
800,000	Commonwealth Bank of Australia		12/13/10	799,611
315,000	Credit Agricole Corp		11/02/10	314,929
297,000	Fairway Finance LLC		01/04/11	296,749
500,000	General Electric Capital Corp		10/28/10	499,914
1,000,000	Microsoft Corp		11/01/10	999,828
595,000	National Australia Funding(Delaware)		10/07/10	594,968
540,000	National Australia Funding(Delaware)		12/17/10	539,677
865,000	Nestle Capital Corp		10/04/10	864,982
500,000	Nestle Capital Corp		10/13/10	499,954
560,000	Nestle Capital Corp		10/14/10	559,958
827,000	Old Line Funding LLC		10/08/10	826,956
430,000	Old Line Funding LLC		11/15/10	429,858
500,000	Old Line Funding LLC		12/06/10	499,743
350,000	Private Export Funding Corp		11/15/10	349,886
1,000,000	Private Export Funding Corp		12/03/10	999,476
500,000	Private Export Funding Corp		12/15/10	499,708
250,000	Procter & Gamble Co		11/15/10	249,906
800,000	Procter & Gamble Co		12/16/10	799,578
1,085,000	Rabobank USA Financial Corp		10/06/10	1,084,942
300,000	Rabobank USA Financial Corp		10/12/10	299,965
395,000	Santander Central Hispano Finance Delaware, Inc		10/12/10	394,937
785,000	Sheffield Receivables Corp		10/12/10	784,909
990,000	Sheffield Receivables Corp		11/18/10	989,657
700,000	Straight-A Funding LLC		12/07/10	699,674
750,000	Straight-A Funding LLC		12/10/10	749,635
500,000	Straight-A Funding LLC		12/14/10	499,743
1,000,000	US Bank NA		11/09/10	999,740
1,800,000	Variable Funding Capital Co LLC		10/01/10	1,800,000
1,000,000	Wal-Mart Stores, Inc		10/08/10	999,961
500,000	Westpac Banking Corp		11/10/10	499,861

	TOTAL OTHER COMMERCIAL PAPER			24,127,180

TREASURY DEBT - 10.7%
1,450,000	United States Treasury Bill		11/04/10	1,449,803
500,000	United States Treasury Bill		11/12/10	499,912
615,000	United States Treasury Bill		11/18/10	614,825
460,000	United States Treasury Bill		11/26/10	459,873
339,000	United States Treasury Bill		12/09/10	338,901
$400,000	United States Treasury Bill		12/16/10	399,871
300,000	United States Treasury Bill		12/23/10	299,893
400,000	United States Treasury Bill		12/30/10	399,833
179,000	United States Treasury Bill		03/17/11	178,838
500,000	United States Treasury Note	1.250%	11/30/10	500,789
250,000	United States Treasury Note	0.880	12/31/10	250,430
750,000	United States Treasury Note	0.880	01/31/11	751,272
500,000	United States Treasury Note	0.880	04/30/11	501,830

	TOTAL TREASURY DEBT			6,646,070

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
VARIABLE RATE DEMAND NOTES - 3.4%
1,000,000	i	Federal Home Loan Bank (FHLB)	0.330%	05/26/11	$1,000,000
500,000	i	FHLB	0.380	06/01/11	500,067
600,000	i	FHLB	0.380	06/15/11	600,429

		TOTAL VARIABLE RATE DEMAND NOTES			2,100,496

		TOTAL SHORT-TERM INVESTMENTS (Cost $61,434,934)			61,434,934

		TOTAL PORTFOLIO - 98.5% (Cost $61,434,934)			61,434,934
		OTHER ASSETS & LIABILITIES, NET - 1.5%			922,879

		NET ASSETS - 100.0%			$62,357,813

i	Floating or variable rate security. Coupon reflects the rate at period end.

Note 1 - organization and significant accounting policies

TIAA-CREF Life Funds (the “Trust”) is a Delaware statutory trust that was organized on August 13, 1998, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently consists of ten series (the “Funds” or individually the “Fund”). The Funds are available only through the purchase of variable annuity contracts or variable life insurance policies issued by TIAA-CREF Life Insurance Company (“TIAA-CREF Life”).

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the Board of Trustees (“Trustees”) and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

The accompanying schedule of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Accounting for investments: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Dollar rolls transactions: Some of the Funds may enter into mortgage dollar rolls in which the Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Futures contracts: The Funds are subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. The Funds (other than the Money Market Fund ) may use futures contracts to manage exposure to the equity and credit markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded funds, guarantees the futures against default.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time the Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Funds (other than the Money Market Fund) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Trustees, pursuant to the Investment Company Act of 1940, as amended. These transactions are effected at market rates without incurring broker commissions.

Note 2 - valuation of investments

Portfolio Investments are valued at fair value utilizing various valuation methods approved by the Trustees. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Trustees. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Fund) with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy. Short-term investments in the Money Market Fund are all valued at amortized cost. Money Market Fund investments are categorized as Level 2 in the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sales price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Any portfolio securities for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Trustees. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended September 30, 2010 there were no significant transfers between levels by the Funds.

As of September 30, 2010, 100% of the investments in the Small-Cap Equity Fund, Stock Index Fund, Social Choice Equity Fund, and the Real Estate Securities Fund were valued based on Level 1 inputs.

As of September 30, 2010, 100% of the investments in the International Equity Fund and Money Market Fund were valued based on Level 2 inputs.

The following is a summary of the inputs used to value the remaining Funds’ investments as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Growth Equity
Consumer Discretionary	$7,163,220	$64,958	$—	$7,228,178
Consumer Staples	1,286,937	354,887	—	1,641,824
Energy*	1,958,826	287,356	—	2,246,182
Financials	1,540,172	—	—	1,540,172
Health Care*	4,640,766	—	—	4,640,766
Industrials	4,220,215	360,988	—	4,581,203
Information Technology*	12,108,326	165,377	—	12,273,703
Materials	284,544	—	—	284,544
Total	$33,203,006	$1,233,566	$—	$34,436,572
Growth & Income
Consumer Discretionary	$7,117,871	$168,657	$—	$7,286,528
Consumer Staples	6,421,761	273,180	—	6,694,941
Energy*	5,959,469	—	—	5,959,469
Financials	8,551,096	—	—	8,551,096
Health Care*	7,520,412	563,915	—	8,084,327
Industrials*	8,726,286	—	—	8,726,286
Information Technology*	13,359,676	214,319	—	13,573,995
Materials	2,135,205	—	—	2,135,205
Telecommunication Services	2,520,779	—		2,520,779
Utilities	1,856,826	—	—	1,856,826
Total	$64,169,381	$1,220,071	$—	$65,389,452
Large-Cap Value
Consumer Discretionary	$4,553,722	$140,447	$—	$4,694,169
Consumer Staples*	5,278,071	—	—	5,278,071
Energy*	5,659,046	241,778	—	5,900,824
Financials	13,375,294	311,282	—	13,686,576
Health Care*	7,917,490	864,011	—	8,781,501
Industrials*	5,294,042	303,040	—	5,597,082
Information Technology*	4,677,081	46,946	—	4,724,027
Materials	2,039,497	—	—	2,039,497
Telecommunication Services	3,498,881	91,815	—	3,590,696
Utilities	2,884,897	—	—	2,884,897
Total	$55,178,021	$1,999,319	$—	$57,177,340
Bond
Corporate Bonds	$—	$41,524,028	$—	$41,524,028
Government Bonds	—	88,056,879	—	88,056,879
Municipal Bonds	—	1,013,402	—	1,013,402
Structured Assets	—	9,719,125	—	9,719,125
Preferred Stocks	9,883	—	—	9,883
Short-term investments	—	2,000,000	—	2,000,000
Total	$9,883	$142,313,434	$—	$142,323,317

* Includes American Depository Receipts

Please see the Schedule of Investments for a detailed breakout by industry.

Note 3 - investments

At September 30, 2010, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / Depreciation
Growth Equity	$32,178,212	$3,133,279	$(874,919)	$2,258,360
Growth & Income	63,271,017	6,052,268	(3,933,833)	2,118,435
International Equity	89,739,150	11,268,665	(2,481,652)	8,787,013
Large-Cap Value	57,896,577	3,884,430	(4,603,667)	(719,237)
Small-Cap Equity	46,903,304	5,810,223	(2,557,700)	3,252,523
Stock Index	156,409,082	34,344,467	(34,336,367)	8,100
Social Choice Equity	31,684,141	5,824,564	(5,711,204)	113,360
Real Estate Securities	64,954,085	5,679,535	(3,862,449)	1,817,086
Bond	136,773,309	7,372,179	(1,822,171)	5,550,008

At September 30, 2010, the Funds held the following open futures contracts:

Fund	Future	Number of Contracts	Market Value	Expiration Date	Unrealized Gain/ (Loss)
Small-Cap Equity Fund	Russell 2000 Mini Index FTRS DEC10 ICUS	7	$472,150	December 2010	$2,880
Stock Index Fund	CME E-Mini Standard & Poor’s 500 Index Future	6	341,010	December 2010	9,529

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF LIFE FUNDS

Date: November 17, 2010	By:	/s/ Scott C. Evans
Scott C. Evans
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: November 17, 2010	By:	/s/ Scott C. Evans
Scott C. Evans
Principal Executive Officer and President
(principal executive officer)

Date: November 17, 2010	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX. 99.Cert.)

3(b) Section 302 certification of the principal financial officer (EX. 99.Cert.)